AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2005
                                                  REGISTRATION FILE NO. 33-82570
                                                                       811-04234
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------
                                    FORM S-6
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                              OF SECURITIES OF UNIT
                   INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                              --------------------

                       PRE-EFFECTIVE AMENDMENT NO.           |_|

                       POST-EFFECTIVE AMENDMENT NO. 16       |X|

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT L
                              (EXACT NAME OF TRUST)

                               MONY LIFE INSURANCE
                               COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

                              --------------------


              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

        It is proposed that this filing will become effective (check appropriate box)

|_|     immediately upon filing pursuant to paragraph (b) of Rule 485

|X|     on May 2, 2005 pursuant to paragraph (b) of Rule 485

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|     on              pursuant to paragraph (a)(1) of Rule 485

        If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

        TITLE OF SECURITIES BEING REGISTERED: Units of interests under separate account flexible premium variable universal life insurance policies.

================================================================================

MONY America Variable Account L
Variable Universal Life Insurance Policy

PROSPECTUS DATED MAY 1, 2005

Issued by
MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


MONY Life Insurance Company of America (the "Company") issues a variable universal life insurance policy described in this Prospectus. We do not currently offer this policy for sale to new purchasers. Among the policy's many terms are:


ALLOCATION OF PREMIUMS AND FUND VALUES:

You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.

If you do, you can also tell us to place your premium payments and fund values into any or all of the 24 different subaccounts of MONY America Variable Account L. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value.

You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 5% interest annually. We may pay more than 5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

If you choose to place your premium payments and fund values into the separate account, we will invest them in your choice of subaccounts of the variable account. Each subaccount invests in shares of one of the following portfolios:






---------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
---------------------------------------------------------------------------------------------------------------------
o The Dreyfus Socially Responsible Growth Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc. -- Initial Shares
---------------------------------------------------------------------------------------------------------------------
o Dreyfus Stock Index Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA
---------------------------------------------------------------------------------------------------------------------
o EQ/Government Securities Portfolio(1)                               o EQ/Long Term Bond Portfolio(1)
o EQ/Intermediate Term Bond Portfolio(1)                              o EQ/MONY Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB
---------------------------------------------------------------------------------------------------------------------
o EQ/Bear Stearns Small Company                                       o EQ/Enterprise Multi-Cap Growth
  Growth Portfolio(1)                                                   Portfolio
o EQ/Boston Advisors Equity Income                                    o EQ/International Growth Portfolio(1)
  Portfolio(1)                                                        o EQ/Montag & Caldwell Growth
o EQ/Caywood-Scholl High Yield Bond                                     Portfolio(1)
  Portfolio(1)                                                        o EQ/Small Company Value Portfolio(1)
o EQ/Enterprise Capital Appreciation                                  o EQ/TCW Equity Portfolio(1)
  Portfolio                                                           o EQ/UBS Growth and Income Portfolio(1)
o EQ/Enterprise Managed Portfolio
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products (VIP) -- Service Class
---------------------------------------------------------------------------------------------------------------------
o Contrafund(R) Portfolio                                             o Growth Portfolio
o Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series -- Institutional Shares
---------------------------------------------------------------------------------------------------------------------
o Balanced Portfolio                                                  o Mid Cap Growth Portfolio
o Forty Portfolio(2)                                                  o Worldwide Growth Portfolio
---------------------------------------------------------------------------------------------------------------------



(1) This is the investment option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "The Funds" later in this Prospectus for the investment option's former name.

(2)  Formerly, Capital Appreciation Portfolio.

DEATH BENEFIT

We will pay a death benefit if you die before you reach age 95 while the policy is in effect. That death benefit will never be less than amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.


LIVING BENEFITS

You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.


CHARGES AND FEES

The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

It may not be advantageous to replace existing life insurance coverage.

These are only some of the terms of the policy. Please read the prospectus carefully for more complete details of the policy.

This prospectus comes with prospectuses for the EQ Advisors Trust, Dreyfus Stock Index Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products (VIP) and Janus Aspen Series.

This prospectus is used with current Owners only. You should note that the options, features and charges of the Policy may have varied over time, For more information about the particular options, features and charges applicable to your policy, please contact your financial professional and/or refer to your policy.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X00880
                                                                         MLA-EQM

Table of Contents
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SUMMARY OF THE POLICY                                                     1
--------------------------------------------------------------------------------


Important policy terms                                                       1
Purpose of the policy                                                        1
Policy premium payments and values                                           1
Charges and deductions                                                       3
Fees and expenses of the Funds                                               4
The death benefit                                                            6
Premium features                                                             6
MONY America Variable Account L                                              6
Allocation options                                                           6
Transfer of Fund Value                                                       6
Policy loans                                                                 6
Full surrender                                                               6
Partial surrender                                                            6
Preferred partial surrender                                                  7
Free Look Period                                                             7
Grace period and lapse                                                       7
Tax treatment of increases in Fund Value                                     7
Tax treatment of death benefit                                               7
Riders                                                                       7
Contacting the Company                                                       7
State variations                                                             7
Replacement of existing coverage                                             7





--------------------------------------------------------------------------------
2.  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                           8
--------------------------------------------------------------------------------


MONY Life Insurance Company of America                                       8
MONY America Variable Account L                                              8





--------------------------------------------------------------------------------
3. THE FUNDS                                                                 9
--------------------------------------------------------------------------------


Purchase of portfolio shares by MONY America
     Variable Account L                                                     11





i  Table of Contents

--------------------------------------------------------------------------------
4. DETAILED INFORMATION ABOUT THE POLICY                                    12
--------------------------------------------------------------------------------


Application for a policy                                                    12
Right to examine a policy -- Free Look Period                               13
Premiums                                                                    13
Allocation of net premiums                                                  14
Death benefits under the policy                                             15
Changes in Specified Amount                                                 16
Other optional insurance benefits                                           17
Benefits at maturity                                                        18
Policy values                                                               18
Determination of Fund Value                                                 18
Calculating Fund Value                                                      19
Calculating unit values for each subaccount                                 19
Transfer of Fund Value                                                      20
Disruptive transfer activity                                                20
Right to exchange policy                                                    21
Policy loans                                                                21
Full surrender                                                              22
Partial surrender                                                           22
Preferred partial surrender                                                 23
Grace period and lapse                                                      23





--------------------------------------------------------------------------------
5. CHARGES AND DEDUCTIONS                                                   25
--------------------------------------------------------------------------------


Deductions from premiums                                                    26
Daily deduction from MONY America Variable Account L                        26
Deductions from Fund Value                                                  26
Fund Charges                                                                27
Transaction and other charges                                               28
Fees and expenses of the Funds                                              28
Guarantee of certain charges                                                28





--------------------------------------------------------------------------------
6. OTHER INFORMATION                                                        29
--------------------------------------------------------------------------------


Federal income tax considerations                                           29
Voting of Fund shares                                                       31
Disregard of voting instructions                                            32
Report to policy owners                                                     32
Substitution of investments and right to change operations                  32
Changes to comply with law                                                  32





--------------------------------------------------------------------------------
7. THE GUARANTEED INTEREST ACCOUNT                                          33
--------------------------------------------------------------------------------


General description                                                         33
Limitations on amounts in the Guaranteed Interest Account                   33
Death Benefit                                                               33
Policy charges                                                              33
Transfers                                                                   34
Surrenders and policy loans                                                 34



--------------------------------------------------------------------------------
8. MORE ABOUT THE POLICY                                                    35
--------------------------------------------------------------------------------


Ownership                                                                   35
Beneficiary                                                                 35
Notification and claims procedures                                          35
Payments                                                                    35
Payment plan/settlement provisions                                          35
Payment in case of suicide                                                  36
Assignment                                                                  36
Errors on the application                                                   36
Incontestability                                                            36
Policy illustrations                                                        36
Distribution of the policies                                                36





--------------------------------------------------------------------------------
9. MORE ABOUT THE COMPANY                                                   38
--------------------------------------------------------------------------------


Management                                                                  38
State regulation                                                            44
Telephone/facsimile/web transactions                                        44
Legal proceedings                                                           44
Registration Statement                                                      44
Independent registered public accounting firm                               44
Financial statements                                                        44




--------------------------------------------------------------------------------
10. INDEX TO FINANCIAL STATEMENTS                                          F-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
A --  Death Benefit Percentage for Guideline
      Premium/Cash Value Corridor Test                                     A-1
B --  Guaranteed Death Benefit Rider
      (Ten Year/Age 75)                                                    B-1
C --  Guaranteed Death Benefit Rider (Lifetime)                            C-1








                                                           Table of Contents  ii

1. Summary of the policy

--------------------------------------------------------------------------------


This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully.


IMPORTANT POLICY TERMS


We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.


--------------------------------------------------------------------------------
OUTSTANDING DEBT -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.
LOAN ACCOUNT -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 5%. The Loan Account is part of the Company's General Account.
FUND VALUE -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account, and the Loan Account, and any interest thereon to secure Outstanding Debt.
CASH VALUE -- The Fund Value of the policy less any fund charge.
SURRENDER VALUE -- The cash value less any outstanding debt reduced by any unearned loan interest.
MINIMUM MONTHLY PREMIUM -- The amount the Company determines is necessary to keep the policy in effect for the first two policy years. In certain cases, this also applies to the first two policy years following an increase in the Specified Amount.
GUARANTEED INTEREST ACCOUNT -- This account is part of the general account of MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest
Account.")
SPECIFIED AMOUNT -- The minimum death benefit for as long as the policy remains in effect.
VALUATION DATE -- Each day that the New York Stock Exchange is open for trading. A Valuation Date ends at 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------



PURPOSE OF THE POLICY

The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus accumulated Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.


POLICY PREMIUM PAYMENTS AND VALUES


The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you choose. The death benefit will never decrease below the Specified Amount of your policy.

Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 5%.

The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

If you cancel the policy and return it to the Company during the Free Look Period, your premium payments will be returned by the Company. After the Free Look Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first fourteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from it from the amount it will pay you. The Fund Value minus Fund Charges and minus the amount of debt outstanding from loans you have received plus any unearned interest on the outstanding debt is called the Cash Value of the policy.


1  Summary of the policy

Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed under the policy. These charges and fees are deducted by the Company from the policy's Cash Value and are described in further detail below.

The policy remains in effect until the earliest of:

o A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

o    Age 95.

o    Death of the insured.

o    Full surrender of the policy.


Generally, the policy remains in effect only as long as the Cash Value less any Outstanding Debt is sufficient to pay all monthly deductions. However, during the first two years the policy is in effect, the Company will determine an amount which if paid during those first two policy years will keep the policy and all rider coverages in effect for the first two policy years even if the Cash Value less any Outstanding Debt of the policy is not enough to pay monthly deductions. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first two policy years, you must pay the Minimum Monthly Premium for two more years after the increase. A choice of two Guaranteed Death Benefit Riders is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders may remain in effect. The Guaranteed Death Benefit Riders require the payment of an agreed upon amount of premiums and is discussed on the following page.


                                                        Summary of the policy  2

CHARGES AND DEDUCTIONS

The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found in "Charges and deductions." For information concerning compensation paid for the sale of the policy, see "Distribution of the policy."



--------------------------------------------------------------------------------------------------------------------------------
 Deductions from Premiums
--------------------------------------------------------------------------------------------------------------------------------
Sales charge                                             Premiums paid during first ten policy years -- 4.00%
Varies based on number of years the policy has been in   Premiums paid during policy years 11-20 -- 2.00%
effect. It is a percentage of Premium paid.              Premiums paid after policy year 20 -- 0.00%
--------------------------------------------------------------------------------------------------------------------------------
Tax Charge                                               State and local -- 2.00%
--------------------------------------------------------------------------------------------------------------------------------
DAC Charge                                               Federal -- 1.25%
--------------------------------------------------------------------------------------------------------------------------------
 Daily Deduction from MONY America Variable Account L
--------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                          0.75% of subaccount value (0.002055% daily)
Maximum Annual Rate                                      Reduces after 10th policy year
--------------------------------------------------------------------------------------------------------------------------------
 Deductions from Fund Value
--------------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge                                 Current cost of insurance rate x net amount at risk at
                                                         the beginning of the policy month
--------------------------------------------------------------------------------------------------------------------------------
Administrative charge                                                           Each of 1st        Each Month
Monthly charge based on Specified Amount of policy.      Specified Amount     12 Policy Months     Thereafter
                                                         -------------------- ------------------  ------------
                                                         Less than $250,000   $ 31.50*             $ 6.50
                                                         $250,000-$499,999    $ 28.50*             $ 3.50
                                                         $500,000 or more     $ 25.00*               None
                                                         * Reduced by $5.00 for issue ages 0 through 17. Because
                                                         issue ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey, no
                                                         reduction in Administrative Charge will occur.
--------------------------------------------------------------------------------------------------------------------------------
Guaranteed death benefit charge                          $0.01 per $1,000 of Specified Amount and certain Rider
Monthly Charge for Death Benefit Rider                   amounts. Please note that the Rider requires that premiums on the policy itself be paid in order to remain in effect.
--------------------------------------------------------------------------------------------------------------------------------
Optional insurance benefits charge                       As applicable.
Monthly Deduction for any other Optional
Insurance Benefits added by rider.
--------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges
-- Partial Surrender Fee                                 -- The lesser of 2% of the amount surrendered or $25.
-- Transfer of Fund Value (at Company's Option)          -- Maximum of $25 on each transfer in a policy year exceeding four.(1)
--------------------------------------------------------------------------------------------------------------------------------


1    Currently no charge on any transfers.



3 Summary of the policy

------------------------------------------------------------------------------------------------------
                                                                                   Administrative
Fund charges                                                 Issue Age*              Fund Charge
Administrative Fund Charge Over 14 years based on a          --------------------- -----------------
schedule. Factors per $1,000 of Specified Amount vary        0-25 ................    $ 2.50
based on issue age.                                          26 ..................      3.00
                                                             27 ..................      3.50
                                                             28 ..................      4.00
                                                             29 ..................      4.50
                                                             30 or higher ........      5.00

------------------------------------------------------------------------------------------------------
                                                             Issue Age*               Percentage
Sales fund charge                                            --------------------- -----------------
Percentage of premiums paid in the first 5 years, up to a    0-17 ................        50%
maximum amount of premiums called the target premium.        18-65 ...............        75
                                                             66 ..................        70
                                                             67 ..................        65
                                                             68 ..................        60
                                                             69 ..................        55
                                                             70 or higher ........        50

                                                             * Issue Ages are restricted on Policies
                                                             offered to residents of, or issued for
                                                             delivery in, the State of New Jersey to
                                                             ages in excess of 17.

                                                             The Sales Fund Charge can increase as
                                                             premiums are paid during the five year
                                                             period. Starting on the fifth anniversary,
                                                             the charge decreases from its
                                                             maximum by 10% per year until it reaches
                                                             zero at the end of the 14th year.
------------------------------------------------------------------------------------------------------
Policy illustration fee                                      Up to $25
------------------------------------------------------------------------------------------------------



MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. Those expenses are also shown in the table below.


FEES AND EXPENSES OF THE FUNDS

The next table shows the total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.




 ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2004
                (as a percentage of average net assets)

-------------------------------------------------------------------------------------------------------------------------
                                                                                          Distribution
                                                                           Management     and Service            Other
 Portfolio Name                                                             Fees(1)     (12b-1) Fees(2)      Expenses(3)
-------------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, Inc.-- Initial Shares
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                       0.75%                --               0.07%
-------------------------------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc. -- Initial Shares
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                           0.25%               ---               0.01%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Fee waivers      Net Total
                                                                                             and/or          Annual
                                                                            Gross Total      Expense        Expenses
                                                                              Annual       Reimburse-     after expense
 Portfolio Name                                                              Expenses       ments(4)       limitations
-------------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                           0.82%            --              0.82%
-------------------------------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc. -- Initial Shares
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                               0.26%            --              0.26%
-------------------------------------------------------------------------------------------------------------------------



                                                         Summary of the policy 4

     ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31,
                               2004 (continued)
                   (as a percentage of average net assets)

---------------------------------------------------------------------------------
                                                                 Distribution
                                                  Management     and Service
 Portfolio Name                                    Fees(1)     (12b-1) Fees(2)
---------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA
---------------------------------------------------------------------------------
EQ/Government Securities Portfolio                   0.50%           --
EQ/Intermediate Term Bond Portfolio                  0.50%           --
EQ/Long Term Bond Portfolio                          0.50%           --
EQ/MONY Money Market Portfolio                       0.40%           --
---------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB
---------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth                 1.00%         0.25%
Portfolio
EQ/Boston Advisors Equity Income Portfolio           0.75%         0.25%
EQ/Caywood-Scholl High Yield Bond Portfolio          0.60%         0.25%
EQ/Enterprise Capital Appreciation Portfolio         0.75%         0.25%
EQ/Enterprise Managed Portfolio                      0.78%         0.25%
EQ/Enterprise Multi-Cap Growth Portfolio             1.00%         0.25%
EQ/International Growth Portfolio                    0.85%         0.25%
EQ/Montag & Caldwell Growth Portfolio                0.75%         0.25%
EQ/Small Company Value Portfolio                     0.80%         0.25%
EQ/TCW Equity Portfolio                              0.80%         0.25%
EQ/UBS Growth and Income Portfolio                   0.75%         0.25%
---------------------------------------------------------------------------------
 Fidelity Variable Insurance Products (VIP)
 -- Service Class
---------------------------------------------------------------------------------
Contrafund(R) Portfolio                              0.57%         0.10%
Growth Portfolio                                     0.58%         0.10%
Growth Opportunities Portfolio                       0.58%         0.10%
---------------------------------------------------------------------------------
 Janus Aspen Series -- Institutional Shares
---------------------------------------------------------------------------------
Balanced Portfolio(5)                                0.55%           --
Forty Portfolio(5)                                   0.64%           --
Mid Cap Growth Portfolio(5)                          0.64%           --
Worldwide Growth Portfolio(5)                        0.60%           --
---------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                              Fee waivers     Net Total
                                                                                and/or         Annual
                                                               Gross Total      Expense       Expenses
                                                    Other        Annual       Reimburse-    after expense
 Portfolio Name                                 Expenses(3)     Expenses       ments(4)      limitations
---------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA
---------------------------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio                 0.25%         0.75%             --          0.75%
EQ/Intermediate Term Bond Portfolio                0.28%         0.78%          (0.03)%        0.75%
EQ/Long Term Bond Portfolio                        0.25%         0.75%             --          0.75%
EQ/MONY Money Market Portfolio                     0.20%         0.60%          (0.10)%        0.50%
---------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB
---------------------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth               0.18%         1.43%          (0.13)%        1.30%
Portfolio
EQ/Boston Advisors Equity Income Portfolio         0.21%         1.21%          (0.16)%        1.05%
EQ/Caywood-Scholl High Yield Bond Portfolio        0.12%         0.97%          (0.12)%        0.85%
EQ/Enterprise Capital Appreciation Portfolio       0.19%         1.19%             --          1.19%
EQ/Enterprise Managed Portfolio                    0.12%         1.15%          (0.10)%        1.05%
EQ/Enterprise Multi-Cap Growth Portfolio           0.20%         1.45%          (0.05)%        1.40%
EQ/International Growth Portfolio                  0.22%         1.32%             --          1.32%
EQ/Montag & Caldwell Growth Portfolio              0.12%         1.12%           0.00%         1.12%
EQ/Small Company Value Portfolio                   0.12%         1.17%             --          1.17%
EQ/TCW Equity Portfolio                            0.12%         1.17%          (0.02)%        1.15%
EQ/UBS Growth and Income Portfolio                 0.16%         1.16%          (0.11)%        1.05%
---------------------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products (VIP)
 -- Service Class
---------------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio                            0.11%         0.78%             --          0.78%
Growth Portfolio                                   0.10%         0.78%             --          0.78%
Growth Opportunities Portfolio                     0.14%         0.82%             --          0.82%
---------------------------------------------------------------------------------------------------------------
 Janus Aspen Series -- Institutional Shares
---------------------------------------------------------------------------------------------------------------
Balanced Portfolio(5)                              0.01%         0.56%             --          0.56%
Forty Portfolio(5)                                 0.02%         0.66%             --          0.66%
Mid Cap Growth Portfolio(5)                        0.01%         0.65%             --          0.65%
Worldwide Growth Portfolio(5)                      0.03%         0.63%             --          0.63%
---------------------------------------------------------------------------------------------------------------



1. The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 4 for any expense limitation agreement information.

2. Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. The 12b-1 fees will not be increased for the life of the contracts.

3. Other expenses shown are those incurred in 2004. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 4 for any expense limitation agreement.

4. The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2006. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and Fidelity Variable Insurance Products (VIP) is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:




-----------------------------------------------------
 Portfolio Name
-----------------------------------------------------
   EQ/Enterprise Multi-Cap Growth Portfolio   1.20%
   EQ/Small Company Value Portfolio           1.16%
   EQ/TCW Equity Portfolio                    1.14%
   Contrafund(R) Portfolio                    0.76%
   Growth Portfolio                           0.75%
   Growth Opportunities Portfolio             0.80%
-----------------------------------------------------



5. Management fees for Janus Aspen Series portfolios have been restated to reflect reductions in the portfolios' management fees effective July 1, 2004.



5 Summary of the policy

THE DEATH BENEFIT


The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

OPTION I -- The death benefit equals the greater of:


(a) The Specified Amount in force on the date of death plus the increase in Fund Value since the last Monthly Anniversary Day, and

(b) Fund Value on the date of death, plus the applicable death benefit percentage of the Fund Value on the last Monthly Anniversary Day.


If you choose Option I, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

OPTION II -- The death benefit equals the greater of:


(a) The Specified Amount in force on the date of death, plus the Fund Value on the date of death, and

(b) The Fund Value on the date of death, plus the applicable death benefit percentage of the Fund Value on the last Monthly Anniversary Day.


If you choose Option II, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death benefits under the policy."


When you apply for insurance, you can purchase either of the Guaranteed Death Benefit Riders. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until (a) the later of the insured's age 75, or ten years from the date of the policy, or (b) the Maturity Date regardless of the policy's Cash Value. See "Choice of Guaranteed Death Benefit Riders."


PREMIUM FEATURES


You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first two policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments, your policy continues in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.


The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal income tax considerations."

The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace period and lapse." If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.


MONY AMERICA VARIABLE ACCOUNT L


MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L."



ALLOCATION OPTIONS

You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of EQ Advisors Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund (VIP), or Janus Aspen Series (collectively the "Funds"). The subaccounts available under the policy are described in "The Funds."


TRANSFER OF FUND VALUE


You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See "Transfer of Fund Value."



POLICY LOANS


You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy loans."

The amount of Outstanding Debt reduced by any unearned interest is subtracted from your death benefit. Your Outstanding Debt reduced by any unearned interest is repaid from the proceeds of a full surrender. See "Full surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace period and lapse." The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.



FULL SURRENDER


You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any fund surrender charge, and minus (c) any Outstanding Debt plus any unearned loan interest. See "Full surrender."



PARTIAL SURRENDER


You may request a partial surrender after your Policy has been in effect for 2 years if your Cash Value after the deduction of the requested sur-


                                                        Summary of the policy  6
render amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request and return it to you. A partial surrender will decrease the Specified Amount. See "Partial surrender."

Partial surrenders must be for at least $500. A partial surrender fee of $25 or 2% of the amount surrendered (whichever is less) will be assessed against the remaining Fund Value. A portion of the surrender charge may be assessed on a partial surrender.



PREFERRED PARTIAL SURRENDER

You may request up to 10% of your Policy's Cash Value on that day, without a Surrender Charge on the Specified Amount of your policy being reduced. You may make this request after your Policy has been in effect for two years. You will have to pay the partial surrender fee. See "Preferred partial surrender."


FREE LOOK PERIOD


You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy within 10 days (or longer in some states) after you receive it. You may also return the policy within 45 days after the date you sign the application for the policy. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount of the Variable Account. See "Right to examine a Policy -- Free Look Period."



GRACE PERIOD AND LAPSE


Your policy will remain in effect as long as:


(1)  it has a Cash Value greater than zero;



(2) you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or



(3) during the first two policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (and related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.


If the policy is about to terminate (or lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider. See "Choice of Guaranteed Death Benefit Riders." If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the Rider. See "Grace period and lapse."


You must understand that after the first two policy years, the policy can lapse even if the scheduled premium payments are made unless you have made all the premium payments required by the Guaranteed Death Benefit Rider.

TAX TREATMENT OF INCREASES IN FUND VALUE


The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal income tax considerations."



TAX TREATMENT OF DEATH BENEFIT


Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal income tax considerations."



RIDERS


Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are six riders available with this policy:

o Guaranteed Death Benefit Rider

o Spouse's Term Rider

o Children's Term Insurance Rider

o Accidental Death Benefit Rider

o Purchase Option Rider

o Waiver of Monthly Deductions Rider



CONTACTING THE COMPANY

All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, P.O. Box 4720, Syracuse, New York 13221, 1-800-487-6669.


STATE VARIATIONS


Policies issued in your state may provide different features and benefits from those described in this Prospectus. Any state variations in the policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the policies. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy or any endorsements, contact the Company's Operations Center.



REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a life insurance policy, ask your agent if changing, or adding to, current insurance coverage would be advantageous. Do not base your decision to replace existing coverage solely on a comparison of policy illustrations.



7  Summary of the policy

2. Who is MONY Life Insurance Company of America?


--------------------------------------------------------------------------------


MONY LIFE INSURANCE COMPANY OF AMERICA
The Policy is issued by MONY Life Insurance Company of America. In this prospectus, MONY Life Insurance Company of America is referred to as the "Company." The Company is a stock life insurance company organized in 1969 under the laws of the State of Arizona. The Company is licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The principal office of the Company is located at 1290 Avenue of the Americas, New York, NY 10104. The Company is obligated to pay all amounts promised under the Policy.

AXA Financial Inc. ("AXA Financial"), a diversified financial services company, is the parent company of the Company. AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies. AXA Financial and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004.

On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial is expected to continue through 2005.


MONY AMERICA VARIABLE ACCOUNT L


MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account
L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

Fund Values of the policy allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust.


MONY America Variable Account L is divided into subdivision called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQ Advisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlaying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.



                               Who is MONY Life Insurance Company of America?  8

3. The Funds


--------------------------------------------------------------------------------


Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the policy.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and subadvisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of the EQ Advisors Trust.



-------------------------------------------------------------------------------------------
 Portfolio Name                 Objective
-------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IA*
-------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(1)    Seeks to maximize income and capital appreciation
                               through investment in the highest credit quality debt
                               obligations.
-------------------------------------------------------------------------------------------
EQ/INTERMEDIATE TERM BOND(2)   Seeks to maximize income and capital appreciation
                               through investment in intermediate-maturity debt obligations.
-------------------------------------------------------------------------------------------
EQ/LONG TERM BOND(3)           Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
-------------------------------------------------------------------------------------------
EQ/MONY MONEY MARKET           Seeks to maximize current income while preserving capi-
                               tal and maintaining liquidity.
-------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB*
-------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                Seeks to achieve capital appreciation.
 SMALL COMPANY GROWTH(4)
-------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an
 INCOME(5)                     above-average and consistent total return.
-------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.
 YIELD BOND(6)
-------------------------------------------------------------------------------------------
EQ/ENTERPRISE CAPITAL          Seeks to maximize capital appreciation.
 APPRECIATION
-------------------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED          Seeks to achieve growth of capital over time.
-------------------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP        Seeks to achieve long-term capital appreciation.
 GROWTH
-------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH(8)     Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH(9)
-------------------------------------------------------------------------------------------
EQ/SMALL                       Seeks to maximize capital appreciation.
 COMPANY VALUE(7)
-------------------------------------------------------------------------------------------
EQ/TCW EQUITY(10)              Seeks to achieve long-term capital appreciation.
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Portfolio Name                 Adviser (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IA*
--------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(1)    o Boston Advisors, Inc.
--------------------------------------------------------------------------------
EQ/INTERMEDIATE TERM BOND(2)   o Boston Advisors, Inc.
--------------------------------------------------------------------------------
EQ/LONG TERM BOND(3)           o Boston Advisors, Inc.
--------------------------------------------------------------------------------
EQ/MONY MONEY MARKET           o Boston Advisors, Inc.
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB*
--------------------------------------------------------------------------------
EQ/BEAR STEARNS                o Bear Stearns Asset Management, Inc.
 SMALL COMPANY GROWTH(4)
--------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      o Boston Advisors, Inc.
 INCOME(5)
--------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         o Caywood-Scholl Capital Management
 YIELD BOND(6)
--------------------------------------------------------------------------------
EQ/ENTERPRISE CAPITAL          o Marsico Capital Management, LLC
 APPRECIATION
--------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED          o Wellington Management Company LLP
--------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP        o Montag & Caldwell, Inc.
 GROWTH
--------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH(8)     o SSgA Funds Management, Inc.
--------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH(9)
--------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(7)      o GAMCO Investors, Inc.
--------------------------------------------------------------------------------
EQ/TCW EQUITY(10)              o TCW Investment Management Company
--------------------------------------------------------------------------------


9 The Funds

--------------------------------------------------------------------------------------------
 Portfolio Name                 Objective
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB*
--------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(11)   Seeks to achieve total return through capital appreciation with income as a secondary consideration.
--------------------------------------------------------------------------------------------
 THE DREYFUS SOCIALLY
 RESPONSIBLE GROWTH FUND,
 INC. -- INITIAL SHARES
--------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPON-   Seeks to provide capital growth, with current income as a
 SIBLE GROWTH FUND, INC.       secondary goal.
--------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND,
 INC. -- INITIAL SHARES
--------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,      Seeks to match the total return of the S&P 500 Compos-
 INC.                          ite Stock Price Index.
--------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP) -- SERVICE
 CLASS
--------------------------------------------------------------------------------------------
GROWTH PORTFOLIO               Seeks to achieve capital appreciation.
--------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO        Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES PORT-     Seeks to provide capital growth.
 FOLIO
--------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
BALANCED PORTFOLIO             Seeks long-term growth, consistent with preservation of
                               capital and balanced by current income.
--------------------------------------------------------------------------------------------
FORTY PORTFOLIO                Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
WORLDWIDE GROWTH               Seeks long-term growth of capital in a manner consistent
                               with the preservation of capital.
--------------------------------------------------------------------------------------------
MID CAP GROWTH                 Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------



----------------------------------------------------------------------------
 Portfolio Name                 Adviser (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB*
----------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(11)   o UBS Global Asset Management
                                 (Americas) Inc.
----------------------------------------------------------------------------
 THE DREYFUS SOCIALLY
 RESPONSIBLE GROWTH FUND,
 INC. -- INITIAL SHARES
----------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPON-   o The Dreyfus Corporation
 SIBLE GROWTH FUND, INC.
----------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND,
 INC. -- INITIAL SHARES
----------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,      o The Dreyfus Corporation (the index manager
 INC.                            is Mellon Equity Associates)
----------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP) -- SERVICE
 CLASS
----------------------------------------------------------------------------
GROWTH PORTFOLIO               o Fidelity Management & Research Company
                                 (subadvised by FMR Co., Inc.)
----------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO        o Fidelity Management & Research Company
                                 (subadvised by FMR Co., Inc., Fidelity Man-
                                 agement & Research (U.K.) Inc., Fidelity
                                 Management & Research (Far East) Inc., and
                                 Fidelity Investments Japan Limited)
----------------------------------------------------------------------------
GROWTH OPPORTUNITIES PORT-     o Fidelity Management & Research Company
 FOLIO                           (subadvised by FMR Co., Inc., Fidelity Man-
                                 agement & Research (U.K.) Inc., Fidelity
                                 Management & Research (Far East) Inc., and
                                 Fidelity Investments Japan Limited)
----------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 INSTITUTIONAL SHARES
----------------------------------------------------------------------------
BALANCED PORTFOLIO             o Janus Capital Management LLC
----------------------------------------------------------------------------
FORTY PORTFOLIO                o Janus Capital Management LLC
----------------------------------------------------------------------------
WORLDWIDE GROWTH               o Janus Capital Management LLC
----------------------------------------------------------------------------
MID CAP GROWTH                 o Janus Capital Management LLC
----------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change effective on or about May 9, 2005, subject to regulatory approval. The table below reflects the portfolio name in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the table above.




------------------------------------------------------------------------------------
 FN     Portfolio Name until May 9, 2005     Portfolio Objective until May 9, 2005
------------------------------------------------------------------------------------
  1    EQ/MONY Government Securities                 No change.
  2    EQ/MONY Intermediate Term Bond                No change.
  3    EQ/MONY Long Term Bond                        No change.
  4    EQ/Enterprise Small Company Growth            No change.
  5    EQ/Enterprise Equity Income                   No change.
  6    EQ/Enterprise High-Yield Bond                 No change.
  7    EQ/Enterprise Small Company Value             No change.
  8    EQ/Enterprise International Growth            No change.
  9    EQ/Enterprise Growth                          No change.
  10   EQ/Enterprise Equity                          No change.
  11   EQ/Enterprise Growth and Income               No change.
------------------------------------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about



                                                                    The Funds 10
the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.


Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.


The Funds' prospectuses accompany this prospectus and should be read carefully before investing.



11  The Funds

4.  Detailed information about the policy

--------------------------------------------------------------------------------


The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.


APPLICATION FOR A POLICY


The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured for ages up to and including 80 with evidence of insurability that satisfies the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds between the Ages of 18 and 70, depending upon the health and smoking status of the Insured applicants. The age of the insured is the age on his or her birthday nearest to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

The minimum Specified Amount you may apply for is $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


TEMPORARY INSURANCE COVERAGE


If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premiums -- Premium flexibility."


Coverage under the Temporary Insurance Agreement ends (except for contracts issued in Kansas) on the earliest of:

o    the Policy Release Date, if the policy is issued as applied for;

o the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

o no later than 90 days from the date the Temporary Insurance Agreement is signed;

o the 45th day after the form is signed if you have not finished the last required medical exam;

o 5 days after the Company sends notice to you that it declines to issue any policy; and

o    the date you tell the Company that the policy will be refused.

For contracts issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

o    the Policy Release Date, if the policy is issued as applied for;

o the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

o    the date you tell the Company that the policy will be refused; and

o the day written notice of the declination and refund of premium is provided to the applicant.

If the insured dies during the period of temporary coverage, the death benefit will be:

(1) the insurance coverage applied for (including any optional riders) up to $500,000, less

(2) the deductions from premium and the monthly deduction due prior to the date of death.

Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

(1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

(2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused.


                                       Detailed information about the policy  12

Premiums will be returned to you with interest within 5 days after the date the Company sends notice to you declining to issue any policy.


INITIAL PREMIUM PAYMENT


Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you earns interest until the Policy Release Date. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 5% per year. Upon the Policy Release Date (or when your premium payment is received if you did not pay premium when you applied for the policy) your premiums will be allocated to the Money Market Subaccount. When the Free Look Period ends, amounts held in the Money Market Subaccount will be allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to examine a policy -- Free Look Period."



POLICY DATE

The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.


RISK CLASSIFICATION

Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.



RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD


The Free Look Period starts with the delivery of the Policy and ends on the latest of: (a) 10 days after its delivery to you; (b) 45 days after you sign
Part I of the application; and (c) 10 days after we mail or deliver a Notice of Withdrawal Right. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

Your premiums will be allocated to the Money Market Subaccount until the end of the Free Look Period.



PREMIUMS


The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.


PREMIUM FLEXIBILITY

The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:


(1)  the policy's Specified Amount,

(2)  any riders added to the policy, and

(3)  the insured's

     (a)  Age,

     (b)  smoking status,

     (c) gender (unless unisex cost of insurance rates apply, see "Deductions from Fund Value -- Cost of insurance"), and


     (d)  underwriting class.

The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.


The policy is guaranteed not to lapse during the first two policy years if on each monthly anniversary the conditions previously described in "Summary of the policy" are met. See also "Grace period and lapse."

Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by,

(1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

(2)  the interest earned in the Guaranteed Interest Account, and

(3) the deduction from Cash Value of the various charges, costs, and expenses imposed by the policy provisions.

This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace period and lapse."


SCHEDULED PREMIUM PAYMENTS (PLANNED PREMIUM PAYMENTS)


When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of


13 Detailed information about the policy level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments after the first 2 policy years. For policies offered to residents of, or issued for delivery in the Commonwealth of Massachusetts, you will determine a Planned Premium Payment. The Planned Premium Payment provides for the payment of level premiums at fixed intervals over a specified period of time. For those policyowners, the term "Scheduled Premium Payment" used in this Prospectus refers to "Planned Premium Payment."

You may elect to make monthly premium payments by the MONYMatic Plan. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid manually before premiums may be paid by the MONYMatic Plan. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.


Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace period and lapse.")



GUARANTEED DEATH BENEFIT RIDER

When you apply for a policy, you will be able to choose to add as an optional insurance benefit the Guaranteed Death Benefit Rider. This rider may extend the period that the Specified Amount of your policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas. (See "Other optional insurance benefits.")



MODIFIED ENDOWMENT CONTRACTS


The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal income tax considerations -- Modified Endowment Contracts."


UNSCHEDULED PREMIUM PAYMENTS

Generally, you may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death benefits under the policy," and "Federal income tax considerations." However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.



PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY


If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace period and lapse."

Your policy is guaranteed to remain in effect as long as: if:

(a)  the Cash Value less any Outstanding Debt is greater than zero; or


(b) you have purchased the Guaranteed Death Benefit Rider and you have met all its requirements; or


(c) during the first two policy years, the Minimum Monthly Premium requirements are satisfied.



ALLOCATION OF NET PREMIUMS


Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must sum to 100%.


You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 1290 Avenue of the Americas, New York, New York, 10104. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Operations Center at 1 MONY Plaza, Syracuse, New York, 13221. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone transfer privileges." Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective within seven days from receipt of notification.

Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.



                                       Detailed information about the policy  14

DEATH BENEFITS UNDER THE POLICY


When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.

As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

(1)  The policy's death benefit, plus

(2)  Any insurance proceeds provided by rider, less

(3) Any Outstanding Debt reduced by any unearned loan interest (and, if in the Grace Period, less any overdue charges), less

(4) If death occurs during a period for which a monthly deduction has not been made, any monthly deduction that may apply to that period, including deduction for the month of death.

You may select one of two death benefit Options: Option I or Option II. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option I has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

OPTION I -- The death benefit equals the greater of:


(a) The Specified Amount on date of death, plus the increase in Fund Value since last Monthly Anniversary Day; and



(b) Fund Value on date of death plus Fund Value on the last Monthly Anniversary Day multiplied by the applicable death benefit percentage.

The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined by the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal income tax considerations." The death benefit percentage is 150% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option I.


Option II-- The death benefit equals the greater of:


(a) The Specified Amount of the policy, plus the Fund Value as of date of death; and



(b) The Fund Value on date of death, plus the applicable death benefit percentage of the Fund Value on the last Monthly Anniversary Day.


The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option I and is stated in Appendix A. The death benefit in Option II will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option II.

EXAMPLES OF OPTIONS I AND II

The following examples demonstrate the determination of death benefits under Options I and II. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that the insured is age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.


------------------------------------------------------------------------
                                   Policy 1     Policy 2      Policy 3
------------------------------------------------------------------------
Specified Amount                 $ 100,000    $ 100,000     $ 100,000
Fund Value on Date of Death      $  35,000    $  60,000     $  85,000
Death Benefit Percentage               150%         150%          150%
Death Benefit under Option 1     $ 100,000    $ 150,000     $ 212,500
Death Benefit under Option II    $ 135,000    $ 160,000     $ 212,500
------------------------------------------------------------------------



Option I, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) and the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 + ($35,000 x 150%) = $87,500).

Option I, Policies 2 & 3: The death benefit is equal to the Fund Value plus the Fund Value multiplied by the death benefit percentage since ($60,000 + ($60,000 x 150%) = $150,000 for Policy 2; $85,000 + ($85,000 x 150%) = $212,500
for Policy 3) is greater than the Specified Amount ($100,000).

Option II, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 + ($35,000 x 150%) = $87,500).

Option II, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($60,000 + ($60,000 x 150%) = $150,000).

Option II, Policy 3: The death benefit is the Fund Value plus the Fund Value multiplied by the death benefit percentage ($85,000 + ($85,000 x 150%) = $212,500) since it is greater than the Specified Amount plus the Fund Value ($100,000 + $85,000 = $185,000).


The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.



CHANGES IN DEATH BENEFIT OPTION


You may request that the death benefit option under your policy be changed from Option I to Option II, or Option II to Option I. You may make a change by sending a written request to the Company's administrative office. A change from Option II to Option I is made without providing evidence of insurability. A change from Option I to Option II will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

If you change from Option I to Option II your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the


15 Detailed information about the policy change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. The total death benefit will not change immediately. The change to Option II will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

If you change from Option II to Option I, the Specified Amount of the policy will remain the same. The death benefit will be reduced to the Specified Amount. However, the death benefit will equal the Fund Value on the date of death plus the Fund Value on the Monthly Anniversary day prior to the date of death times the Death Benefit Percentage if that amount is greater than the Specified Amount. The change to Option I will generally reduce the death benefit payable in the future.


A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions from Fund Value -- Cost of insurance." If the policy's death benefit is not based on the death benefit percentage under Option I or II, changing from Option II to Option I will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.


CHANGES IN SPECIFIED AMOUNT


You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the second policy anniversary. Increases in Specified Amount are not permitted on or after the insured's age 81. For policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted after the insured's age 66. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the policy is in effect and the policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.


INCREASES

An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company. An increase will not be given for increments of Specified Amount less than $10,000.

When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and deductions." In addition, the fund charge associated with your policy will increase. The fund charge for the increase is computed in a similar way as for the original Specified Amount. The target premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) the new coverage segments. Allocation to new coverage segments will be in the same proportion that the guideline annual premiums for each segment bear to the sum of guideline annual premiums for all segments. Guideline annual premiums are defined by federal securities law. Fund Value will also be allocated to each coverage segment.

You will have the right to cancel an increase in the Specified Amount within the later of (1) 45 days after Part I of the application for the increase is signed, (2) ten days (or longer in certain states) after receipt of the policy endorsement applicable to the increase, or (3) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The policy fund charge will also be adjusted to the amount which would have existed had the increase never taken place.


DECREASES

Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

(1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

(2)  To the next most recent increases successively, and last

(3)  To the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if less than $10,000.

If the reduction decreases the Specified Amount during the Fund Charges period, the Fund Charges on the remaining Specified Amount will be reduced. However, an amount equal to the reduction in the Fund Charges will be deducted from the Fund Value. See "Charges and


                                       Detailed information about the policy  16
deductions -- Fund charges." Target premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

(1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy,

(2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Surrender Value of your policy, or

(3) The decrease would result in a Specified Amount which is less than the Specified Amount we then allow or if the resulting Fund Value would be less than the product of: (a) the number of months to the next policy anniversary, times (b) the monthly deduction.


If a requested change is not approved, we will send you a written notice of our decision. See "Federal income tax considerations" for information on how changes in benefits can have tax implications under various tax rules.


OTHER OPTIONAL INSURANCE BENEFITS

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.

See "Federal income tax considerations" for certain possible tax consequences of adding or deleting optional insurance benefits.


GUARANTEED DEATH BENEFIT RIDER

When you apply for your policy you will be able to add as an optional insurance benefit the Guaranteed Death Benefit Rider. This rider provides under certain circumstances a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect, even if the Cash Value of the policy is zero on any monthly anniversary date.

The Guaranteed Death Benefit Rider allows you to choose the length of the period during which the policy is guaranteed to remain in effect. The available two periods are:

o until the Insured age reaches 75 (but not less than 10 years from the Policy Date); or

o    until the Maturity Date of your policy.

To remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the later of the insured's age 75 or ten years from the policy date or the Maturity Date of the Policy ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Deductions from Fund Value -- Guaranteed Death Benefit Charge"

On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider you have chosen in effect. To remain in effect, we make two calculations.

The first calculation shows the net premiums you have paid. We:

(1)  total the actual premiums you have paid for the policy, and

(2)  subtract the amount of:

     (a)  partial surrenders (and associated fees), and

     (b)  outstanding debt

The second calculation shows the amount of premiums the rider required you to pay. We

(1)  take the Monthly Guarantee Premium specified by the rider and

(2)  multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the rider, will end. Once ended, the rider cannot be reinstated.

The grace period for this rider is explained in the section called "Grace period and lapse -- if Guaranteed Death Benefit Rider is in effect."

The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey or Texas. Because the Guaranteed Death Benefit Rider is not available, the Grace Period and Lapse will be treated as if the Guaranteed Death Benefit is not in effect.



17  Detailed information about the policy

It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.)



SPOUSE'S TERM RIDER

This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.


CHILDREN'S TERM INSURANCE RIDER


This rider provides term insurance coverage on the lives of the children of the insured under age 18. The coverage continues to the policy anniversary nearest the Insured's Age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of one-fifth of the initial Specified Amount or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company.



ACCIDENTAL DEATH BENEFIT RIDER

This rider pays the benefit amount selected if the insured dies as a result of an accident. The accident must occur after the insured's age 5 and prior to insured's age 70. A benefit equal to twice the rider amount is payable if:

(1)  accidental death occurs as the result of riding as a passenger, and

(2)  the accidental death occurred while riding in a public conveyance, and

(3) the public conveyance was being operated commercially to trans port passengers for hire.

The maximum amount of coverage is the initial specified amount but not more than the greater of:

(1) $100,000 total coverage of all such insurance in the Company or its affiliates, or

(2) $200,000 of all such coverages regardless of insurance companies issuing such coverages.


PURCHASE OPTION RIDER


This rider provides the option to purchase up to $50,000 of additional coverage without providing additional evidence that the insured remains insurable. Coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:


o    Marriage of the insured.

o    Birth of a child of the insured.

o    Legal adoption of a child by insured.

A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the insured has a covered disability and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider.



BENEFITS AT MATURITY


The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Surrender Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments." Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.



POLICY VALUES



FUND VALUE

The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

On each Valuation Date, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value." No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.


CASH VALUE


The Cash Value of the policy equals the Fund Value less Fund Charge. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge. Once the surrender charge expires, the Cash Value equals the Fund Value.


DETERMINATION OF FUND VALUE


Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:


                                       Detailed information about the policy  18

o    Payment of premiums.

o    Amount held in the Loan Account to secure any Outstanding Debt.

o    Partial surrenders.

o    Preferred Partial Surrenders.

o    The charges assessed in connection with the policy.

o    Investment experience of the subaccounts.

o    Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

o    The investment income.

o    Realized and unrealized capital gains and losses.

o    Expenses of a portfolio including the investment adviser fees.

o    Any dividends or distributions declared by a portfolio.


Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating unit values for each subaccount.") On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.


Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

o    Make partial surrenders.

o    Make Preferred Partial Surrenders.

o    Make full surrenders.

o    Transfer amounts from a subaccount (including transfers to the Loan
     Account).

o    Pay the death benefit when the insured dies.

o    Pay monthly deductions from the policy's Fund Value.

o    Pay policy transaction charges.

o    Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 Eastern
Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.



CALCULATING FUND VALUE


The Fund Value of your policy on the policy date is:

(a)  the net premiums received by us on or before the policy date; less

(b)  the monthly deduction due on the policy date.

After that, we make Fund Value calculations on Valuation Dates. On any Valuation Date, we determine the Fund Value of a policy as follows:

(a) determine the policy's Fund Value in each subaccount (see below) on that Valuation Date;


(b) determine the amount of any refund by multiplying the Fund Value in the subaccount by 0.04167%. This refund is determined and allocated to each subaccount on each monthly anniversary day after the 10th policy anniversary. It is based on current expectations as to mortality, investment earnings, persistency and expenses, and is not guaranteed;


(c)  total the Fund Value in each subaccount on that Valuation Date;

(d) add the Fund Value in the Guaranteed Interest Account on that Valuation Date; this is the accumulated value with interest of the net premiums allocated, and amounts transferred, to the Guaranteed Interest Account before that Valuation Date, decreased by any allocations against the Guaranteed Interest Account before that Valuation Date;

(e)  add any amounts in the Loan Account on that Valuation Date;

(f) add interest credited on that Valuation Date on the amounts in the Loan Account since the last monthly anniversary day;

(g)  add any net premiums received on that Valuation Date;

(h)  deduct any partial surrender, and its fee, made on that Valuation Date; and

(i)  deduct any monthly deduction to be made on that Valuation Date.



CALCULATING UNIT VALUES FOR EACH SUBACCOUNT


The Company calculates the unit value of a subaccount on any Valuation Date as follows:


19  Detailed information about the policy

(1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

(2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.


(3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily deductions from MONY America Variable Account -- Mortality and Expense Risk Charge." If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.


(4) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

The unit value of each subaccount on its first Valuation Date was set at $10.00.



TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts after the Free Look Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone transfer privileges." Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace period and lapse." No charges are currently imposed upon transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers in excess of four during a policy year and to discontinue telephone transfers.

After the Free Look Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

The EQ Advisors Trust (the "Trust") has adopted policies and procedures designed to discourage disruptive transfers by policy owners investing in the portfolios of the Trust. The Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the Trust reserves the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The Trust monitors aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us policy owner trading activity. The Trust currently considers transfers into and out of (or vice versa) the same subaccounts within a five business day period as potentially disruptive transfer activity. When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the



                                       Detailed information about the policy  20
policy owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or the Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the Trust. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. If the underlying trust determines that the trading activity of a particular policy owner is disruptive, we will take action to limit the disruptive trading activity of that policy owner as discussed above.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners/participants may be treated differently than others, resulting in the risk that some policy owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


RIGHT TO EXCHANGE POLICY


During the first 24 months following the policy date or an increase in the Specified Amount, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.



POLICY LOANS


You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The minimum amount you may borrow is $250. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy less any Outstanding Debt. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

Loan interest is payable in advance on each policy anniversary at an annual rate of 5.4%. Interest on the full amount of any Outstanding Debt for the following Policy Year is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. If the Policy Owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on the basis you specify, or, if you do not specify, on a proportional basis.

The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.


The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 5%. After the tenth Policy anniversary, it is expected the annual interest rate that applies to the Loan Account will be 0.5% higher than otherwise applicable. This increase is not guaranteed.


Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments, subject to the limitation of maintaining no


21 Detailed information about the policy more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the Subaccounts and Guaranteed Interest Account on the same basis.

Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.


Outstanding Debt may affect the length of time the policy remains in effect. During the first 2 policy years, your policy will lapse when (1) the sum of all premiums paid less partial surrenders, fees and Outstanding Debt is less than the required minimum monthly premium, and (2) the minimum payment required is not made during the grace period. After the second policy anniversary (or, in some instances, the second anniversary following an increase), your policy will lapse when (1) Cash Value less partial surrenders, fees, and Outstanding Debt is insufficient to cover the monthly deduction against the policy's Fund Value on any Monthly Anniversary Day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less (1) any partial surrenders and their fees, exceed the premium required under that rider and (2) Outstanding Debt exceeds Cash Value. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace period and lapse."


A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal income tax considerations."



FULL SURRENDER


You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any Fund Charges, and (2) any Outstanding Debt reduced by any unearned loan interest (the "Surrender value").


You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan/settlement provisions." For information on the tax effects of surrender of a policy, see "Federal income tax consideration."


PARTIAL SURRENDER


With a partial surrender, you obtain a part of the Surrender Value of your policy without having to surrender the policy in full. You may request a partial surrender after the second policy anniversary. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year. However, the Company reserves the right to limit the number of partial surrenders to 12 per year. A partial surrender may not result in a Specified Amount in force less than the minimum we then allow.

A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Surrender Value must be at least $500 after the partial surrender. However, partial surrenders from the Guaranteed Interest Account are subject to certain limitations. You can only make a partial surrender of amounts in the Guaranteed Interest Account to a maximum amount which bears the same proportion to the total amount being surrendered as the amount of Fund Value being surrendered as the amount of Fund Value held in the Guaranteed Interest Account and all subaccounts on the date of the partial surrender.

You may make a partial surrender by submitting a proper written request to the Company's home office. Partial surrender allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages and at least 10% of the partial surrender must be allocated against the Guaranteed Interest Account or any subaccount included in the allocation. We will not accept an allocation request that is incorrect or if there is insufficient Fund Value in the Guaranteed Interest Account or subaccount to provide the requested allocation against it. But, if an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Fund Value held in the Guaranteed Interest Account and each subaccount bears to the Fund Value in the Guaranteed Interest Account and all the subaccounts. As of the effective date of any partial surrender, your Fund Value, Cash Value, and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The amount of any partial surrender (plus the applicable fee) is allocated proportionately to the policy owner's Fund Value in the subaccounts and Guaranteed Interest Account unless he/she requests otherwise. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.


If death benefit Option 1 is in effect on the day on which a partial surrender is made, we shall then reduce the amount of the death benefit payable on that day by the amount of the partial surrender, plus its applicable fee. If the amount of that reduced death benefit is less than the Specified Amount in force on that day, then the Specified Amount



                                       Detailed information about the policy  22
in force on that day will be decreased to equal the amount of that reduced death benefit. But the amount of partial surrender cannot result in a Specified Amount in force less than the minimum Specified Amount we allow. A partial surrender will not change the Specified Amount of a policy on which the owner has selected death benefit Option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the partial surrender will reduce the death benefit by the amount of the partial surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the insured, a partial surrender may cause the death benefit to decrease by an amount greater than the amount of the partial surrender. See "Death benefits under the policy."


A fee for each Partial Surrender will be assessed. See "Charges and deductions -- transaction and other charges". In addition, a portion of the Fund Charges may be assessed if the Specified Amount is reduced as a result of the Partial Surrender. See "Charges and deductions -- Fund charges."


For information on the tax treatment of partial surrenders and potential tax effects of policy changes such as a reduction in Specified Amount, see "Federal income tax considerations."


PREFERRED PARTIAL SURRENDER


A Fund Charge which otherwise would have been imposed, will not be imposed to the extent required to permit the policy owner to receive amounts up to 10% of the Cash Value of the policy each year. The Cash Value of the policy is determined on the date the first request for a Partial Surrender is received in a Policy Year. The partial surrender fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the Preferred Partial Surrender to not more than 12 per policy year.



GRACE PERIOD AND LAPSE


Your policy will remain in effect as long as:


(1)  it has a Cash Value greater than zero, or



(2) if you have purchased the Guaranteed Death Benefit Rider, you satisfy all the requirements of that rider; and


(3) you make any required additional premium payments during a 61-day Grace Period.


SPECIAL RULE FOR FIRST TWO POLICY YEARS

During the first two policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

o    Your policy's Cash Value is greater than zero, or


o The sum of the premiums paid minus all partial surrenders (and related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.


Your policy may be at risk of lapse depending on whether or not the Guaranteed Death Benefit Rider is in effect if:

o    The insufficiency occurs at any other time, or

o The Minimum Monthly Premium test has not been met during the first two policy years (as described above).


See the explanation below.


IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

To avoid lapse if (1) the Cash Value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

We will reject any payment if is means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

If the Cash Value of your policy less any Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first two policy years, if the Cash Value of the policy is less than zero, you must pay:

(1)  The Minimum Monthly Premium not paid, plus

(2) Not less than two succeeding Minimum Monthly Premiums (or the number of Minimum Monthly premiums remaining until the next Scheduled Premium due date.

After the second policy anniversary, the payment required is:

(1)  The monthly deduction not paid, plus

(2) Two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and deductions -- deductions from premiums.") The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

(1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

23  Detailed information about the policy

(2)  Any unpaid monthly deductions and any Outstanding Debt.

IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:


(1)  The Guaranteed Death Benefit Rider is in effect, and


(2)  The test for continuation of the guarantee period has been met.


See "Guaranteed Death Benefit Rider."

While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.


REINSTATEMENT


We may reinstate a lapsed policy at any time, but only:

(1)  Before the maturity date, and



(2) within five years after the monthly anniversary day which precedes the start of the grace period.


To reinstate a lapsed policy we must also receive:


(1)  A written application from you,



(2)  evidence of insurability satisfactory to us,



(3) payment of all monthly deductions that were due and unpaid during the grace period,

(4) payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date and

(5) payment or reinstatement of any debt due us on the policy, plus payment of interest on any reinstated debt from the date of reinstatement to the next policy anniversary at the rate which applies to policy loans on the date of reinstatement.


When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:


(1) The Fund Charges will be equal to the Fund Charges that would have existed had your policy been in effect since the original policy date.



(2) The Fund Value will be reduced by the decrease, if any, in the Fund Charge during the period that the policy was not in effect.



(3)  Any Outstanding Debt on the date of lapse will also be reinstated.



(4) No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.



Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.



                                       Detailed information about the policy  24

5. Charges and Deductions


--------------------------------------------------------------------------------


The following chart is intended to provide an overview of the current charges and deductions under the policy. We may profit from one or more of the charges deducted under the policy. We may use these profits for any corporate purpose, including financing the distribution of the policy. Please see the discussion of each item in this prospectus and in the policy for further details.





---------------------------------------------------------------------------------------------------------------------------------
 Deductions from Premiums
---------------------------------------------------------------------------------------------------------------------------------
Sales Charge                                                         4% during first 10 policy years
It is a % of Premium paid                                            2% in policy years 11-20
                                                                     0% after policy year 20
---------------------------------------------------------------------------------------------------------------------------------
Tax Charge                                                           State and local -- 2%
---------------------------------------------------------------------------------------------------------------------------------
DAC Charge                                                           Federal -- 1.25%
---------------------------------------------------------------------------------------------------------------------------------
 Daily Deduction from MONY America Variable Account L
---------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                                      0.75% of subaccount value (0.002055% daily)
Maximum Annual Rate                                                  Reduces after 10th policy year.
---------------------------------------------------------------------------------------------------------------------------------
 Deductions from Fund Value
---------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                                             Current cost of insurance rate x net amount at risk at the beginning of the policy month.
---------------------------------------------------------------------------------------------------------------------------------
Administrative Charge                                                See discussion of Administrative Charge for schedule.
Monthly
---------------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                                      $0.01 per $1,000 of Specified Amount and certain Rider
Monthly Charge for Death Benefit Rider                               amounts. Please note that the Rider requires that premiums on the policy itself be paid in order to remain in effect.
---------------------------------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                                   As applicable.
Monthly Deduction for any other Optional Insurance
Benefits added by rider.
---------------------------------------------------------------------------------------------------------------------------------
Transaction and Other Charges
o Partial Surrender Fee                                              o The lesser of 2% of the amount surrendered or $25.
o Transfer of Fund Value (at Company's Option)                       o Maximum of $25 on transfers which exceed 4 in any policy year.(1)
---------------------------------------------------------------------------------------------------------------------------------
Fund Charges                                                         See discussion of Fund Charges for grading schedule.
Administrative Fund Charge
Grades from 80% to 0 over 15 years based on a schedule. Factors per $1,000 of Specified Amount vary based on issue age, gender, and underwriting class.
---------------------------------------------------------------------------------------------------------------------------------
Sales Fund Charge                                                    See discussion of Fund Charges for percentage schedule.
Percentage of premium paid in first five years up to a maximum amount of premiums called the target premium.
---------------------------------------------------------------------------------------------------------------------------------
Policy Illustration Fee                                              Up to $25
---------------------------------------------------------------------------------------------------------------------------------



(1)  Currently no charge for any transfers.


25 Charges and Deductions

The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.


DEDUCTIONS FROM PREMIUMS


Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.


SALES CHARGE -- This charge is equal to a percent of premiums paid as follows:

o    Policy years 1-10: 4%

o    Policy years 11-20: 2%

o    Policy years after 20: 0%


The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.


TAX CHARGE -- State and local premium tax -- currently 2%; charge for federal tax deferred acquisition costs of the Company -- currently 1.25%.


All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.


The 1.25% DAC charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC
Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to the federal tax deferred acquisition cost provisions.


We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.



DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L


A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.


MORTALITY AND EXPENSE RISK CHARGE -- Maximum of 0.002055% of the amount in the subaccount, which is equivalent to an annual rate of 0.75% of subaccount value.


The Mortality and Expense Risk Charge will effectively be reduced after the tenth policy anniversary. Each month after said date, an expected amount equal to 0.04167% of the subaccount value will be credited to the Fund Value allocated to the subaccounts. This is equivalent to 0.5% on an annualized basis. This amount is not guaranteed. The allocation among subaccounts will be done proportionately on each monthly anniversary following the tenth policy anniversary.


This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.


This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.


DEDUCTIONS FROM FUND VALUE


A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:



COST OF INSURANCE -- This charge compensates us for the anticipated cost of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund Value at that time. The factors that affect the net amount at risk include investment performance, payment of premiums, and charges to the policy.


The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws include the State of Montana and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) at most ages than the guaranteed rates, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose policies have been in effect for the same amount of


                                                      Charges and Deductions  26
time. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).


ADMINISTRATIVE CHARGE

An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by issue age of the insured, policy duration and with the size of a policy's Specified Amount.

--------------------------------------------------------
                             First 12    Each Policy
                             Policy        Month
                             Months      Thereafter
--------------------------------------------------------
Specified Amount:
   Less than $250,000        $ 31.50*     $ 6.50
   $250,000 to $499,000        28.50*       3.50
   $500,000 or more            25.00*       None
--------------------------------------------------------


* Reduced by $5.00 for issue ages 0 through 17. Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.


For purposes of this charge, if an increase or decrease in Specified Amount causes your policy to change bands, the monthly administrative charges on the monthly anniversary day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.


GUARANTEED DEATH BENEFIT CHARGE -- If you elect the Guaranteed Death Benefit Rider, you will be charged $0.01 per $1,000 of policy Specified Amount and certain rider amounts per month during the term of the Guaranteed Death Benefit Rider. This charge is guaranteed never to exceed this amount.

OPTIONAL INSURANCE BENEFITS CHARGE -- A monthly deduction for any other optional insurance benefits added to the policy by rider.


FUND CHARGES


There will be a difference between the Fund Value of the policy and its Cash Value for at least the first fourteen policy years. This difference is the Fund Charges, which are contingent deferred loads. They are contingent loads because they are assessed only if the policy is surrendered, if the policy lapses, or if the Specified Amount of the policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charges against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

ADMINISTRATIVE FUND CHARGE

The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:

--------------------------------------
                       Administrative
 Issue Age*              Fund Charge
--------------------------------------
 0-25                    $ 2.50
 26                        3.00
 27                        3.50
 28                        4.00
 29                        4.50
 30 or higher              5.00
--------------------------------------


* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.


The amount of the charge remains level for five policy years. After the fifth policy Anniversary, the charge decreases by 10% per year until it reaches zero at the end of the 14th policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

For example, if a policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third policy year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that policy is increased in the fourth policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a policy, including the costs of processing applications, conducting medical examinations, determining insurability and your underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

SALES FUND CHARGE

To determine the Sales Fund Charge, a "target premium" is used. The target premium is not based on the minimum annual premiums or the scheduled premium payments. The maximum Sales Fund Charge for the initial Specified Amount of the policy will be equal to the following percentage of premiums paid up to one target premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for your policy is a percentage of the premiums paid on your policy during the first five policy years, up to the maximum. This percentage varies by the Age of the Insured on the policy date as follows:


27  Charges and Deductions

--------------------------------------
                     Percentage of
 Age*                Premiums Paid
--------------------------------------
 0-17                     50%
 18-65                    75
 66                       70
 67                       65
 68                       60
 69                       55
 70 or higher             50
--------------------------------------


* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.


Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year.

During the first two Policy years, the Sales Fund Charge will be further limited.

As an example of the Sales Fund Charge calculation, if a Male Insured Age 25 purchases a Policy with a Specified Amount of $100,000, the, Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, Death Benefit Option I). The maximum Sales Fund charge during the first five Policy Years would be 75% of this amount, or $435.00.

The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the Policies.


EFFECT OF CHANGES IN SPECIFIED AMOUNT ON THE FUND CHARGE. The Fund Charges will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The Fund Charges related to the increase will be calculated in the same manner as the Fund Charges for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales fund charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new Fund Charges for the policy will equal the remaining portion of the Fund Charges for the original Specified Amount, plus the Fund Charges related to the increase.


A portion of the Fund Charges will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from (1) a requested decrease, (2) a change of death benefit option from Option II to Option I, or
(3) a partial surrender. The Fund Charges, as well as the transaction charge assessed for the partial surrender, if applicable, will be deducted from the subaccounts and the Guaranteed Interest Account on the same basis that the partial surrender is allocated. For purposes of this calculation, if any subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charges which apply to the policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.


TRANSACTION AND OTHER CHARGES


o Partial Surrender Fee -- The lesser of 2% of the partial surrender amount or $25.

o Transfer of Fund Value -- Maximum of $25 on each transfer in a policy year exceeding four; currently $0.

The partial surrender fee is guaranteed not to exceed the amounts above. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers which exceed 4 in any policy year. For policies issued for delivery to residents of the Commonwealth of Massachusetts, we guarantee that no transfer charge will be imposed on transfers made within one year from the date the policy is issued.


We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Federal income tax considerations -- Our income taxes."


We will bear the direct operating expenses of MONY America Variable Account L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.



FEES AND EXPENSES OF THE FUNDS


The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth in "Fees and Expenses of the Funds." Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.



GUARANTEE OF CERTAIN CHARGES


We guarantee that the following charges will not increase:

(1)  Mortality and expense risk charge.

(2)  Administrative charge.

(3)  Sales charge.

(4)  Guaranteed cost of insurance rates.

(5)  Fund charge.

(6)  Partial surrender fee.

Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

(1)  Future expectations with respect to investment earnings,

(2)  Mortality,

(3)  Length of time policies will remain in effect,

(4)  Expenses, and

(5)  Taxes.

In no event will they exceed the guaranteed rates defined in the policy.


                                                      Charges and Deductions  28

6. Other information

--------------------------------------------------------------------------------


FEDERAL INCOME TAX CONSIDERATIONS



INTRODUCTION


The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY


In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.



TAX TREATMENT OF POLICY BENEFITS

In General. We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract." An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.


MODIFIED ENDOWMENT CONTRACTS. Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

(1) The policies are purchased from any one insurance company (including the Company), and

(2)  The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

Amount received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

(1)  When the taxpayer is at least 59-1/2 years old;

(2)  Which is attributable to the taxpayer becoming disabled; or

(3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life



29  Other information
     expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.


It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3) A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59-1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions when made. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.


Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.


POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.


MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.


WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.


BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical ben-


                                                           Other information  30
efit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.


SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) UNDERWRITTEN INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to contracts issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes which are pursuant to the terms of the contract, including addition or removal of a rider and an increase or decrease in death benefit, if the change is not underwritten. As a result, absent further guidance, it is not clear whether 2009 or later increases of benefits or coverage or additions of riders or increases in rider benefits, which are subject to underwriting, would cause your contract to lose its ability to be tax tested under the 1980 CSO tables under which your policy operates. If we determine that the federal tax rules may require this result, we intend to refuse such 2009 or later increases or additions, which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We hope to have additional guidance from the IRS before 2009 at which time such rules could apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.



VOTING OF FUND SHARES


Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:

(1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

(2)  The present interpretation of the Act should change, and

(3) As a result we determine that it is permitted to vote the shares of the Funds in our right.

The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also


31  Other information
exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.



DISREGARD OF VOTING INSTRUCTIONS


The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.



REPORT TO POLICY OWNERS


A statement will be sent at least annually to each policy owner setting forth:

(1)  A summary of the transactions which occurred since the last statement, and

(2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.


SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS


The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

(1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

(2) In the sole judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

The substituted portfolio may have different fees and expenses. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.


The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs, tax considerations or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.


If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

(1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

(2) Be deregistered under that Act if such registration is no longer required, or

(3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.



CHANGES TO COMPLY WITH LAW


The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.


                                                           Other information  32

7. The Guaranteed Interest Account

--------------------------------------------------------------------------------


You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.


GENERAL DESCRIPTION


Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.


You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0133689% daily, compounded daily, for a minimum effective annual rate of 5.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5.0% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%.) After the tenth policy anniversary, an increase in the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account and Loan Account is expected. The rate is expected to be 0.5% higher. Neither increase is guaranteed.


The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the policy owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the policy owner elects the Right to exchange Policy. See "Right to exchange Policy."


DEATH BENEFIT


The Death Benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The Death Benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last monthly anniversary or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a Death Benefit percentage. Under Option II, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a Death Benefit percentage. See "Death Benefits under the Policy."



POLICY CHARGES


Deductions from premium, monthly deductions from the Fund Value, and Fund charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by Rider, and administrative Fund Charge and sales Fund Charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment


33  The Guaranteed Interest Account
experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.



TRANSFERS


Amounts may be transferred after the Free Look Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.


o Transfers to the Guaranteed Interest Account may be made at any time and in any amount subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account. These limits are waived if the policyowner elects the Right to exchange the Policy. See "Right to exchange the Policy."


o Transfers from the Guaranteed Interest Account to the subaccounts are limited to:

     o    one in any policy year,

     o the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of transfer, and

     o the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the valuation date when it is received. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.



SURRENDERS AND POLICY LOANS

You may also make full surrenders, partial surrenders, and preferred partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full surrender," and "Partial surrender." However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.



                                             The Guaranteed Interest Account  34

8. More about the policy

--------------------------------------------------------------------------------


OWNERSHIP

The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.


JOINT OWNERS

If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.



BENEFICIARY

The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the death benefit proceeds will be payable to the insured's estate.


The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds. Living means living on the earlier of: (a) the day due proof of the insured's death is received by us at the Home Office; and
(b) the 14th day after the insured's death.


THE POLICY

This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.



NOTIFICATION AND CLAIMS PROCEDURES


Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.



PAYMENTS


Within seven days after the Company receives all the information needed for processing a payment, the Company will:

(1)  Pay death benefit proceeds,

(2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

(3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

o The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

o An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about account policy to government regulators.



PAYMENT PLAN/SETTLEMENT PROVISIONS


Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the pro-


35  More about the policy
ceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.



PAYMENT IN CASE OF SUICIDE


If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.



ASSIGNMENT


You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal income tax considerations.")



ERRORS ON THE APPLICATION


If the age or gender of the insured has been misstated, the death benefit under this policy will be the sum of (a) and (b), where:

(a)  is the Fund Value on the date of death; and

(b) is the amount at risk on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or sex to the insurance rate that would have applied on that monthly anniversary day based on the correct age and sex.



INCONTESTABILITY


The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

(1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

(2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.


POLICY ILLUSTRATIONS

Upon written request after the first policy anniversary, the Company will send you a hypothetical illustration of future benefits under the policy based on both guaranteed and current cost assumptions. We charge a fee of up to $25 for this service. Contact the agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.


DISTRIBUTION OF THE POLICIES

The Policies are distributed through MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company ("Company"). MSC serves as the principal underwriter of the securities issued with respect to the Separate Account and distributor for the sale of the Policies. MSC also acts as the distributor for other variable insurance products offered by the Company. MSC is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal place of business of both MSC and the Company is 1290 Avenue of the Americas, New York, NY 10104. The offering is intended to be continuous.

The Policies are sold by registered representatives of MSC and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with MSC. Registered representatives of MSC are also licensed insurance agents of the Company. Affiliated broker-dealers may include Advest, Inc., AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") all of which are under the common control of AXA Financial, Inc.

On or about June 6, 2005, subject to regulatory approval, registered representatives of MSC will become registered representatives of AXA Advisors. Also, AXA Advisors and AXA Distributors will replace MSC as principal underwriter of the separate account and distributor of the Policies. Accordingly, upon regulatory approval and implementation of the transactions described above, references in this prospectus to MSC shall thereafter be considered references to AXA Advisors and/or AXA Distributors.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of the Company and AXA Equitable Life Insurance Company ("AXA Equitable"), and AXA Distributors, an affiliate of the Company and indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the NASD. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The Company pays sales compensation to MSC. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives as commissions related to the sale of Policies.

Sales compensation paid to MSC will generally not exceed 110% of the first year premiums paid. Thereafter, sales compensation to MSC shall not exceed 4.0% of premiums paid in years 2-10. Beginning in



                                                       More about the policy  36
the sixth policy year, MSC will receive on-going asset-based compensation up to a maximum of 0.10% annually of the Fund Value of the Policy.

Upon any subsequent increase in Specified Amount, sales compensation will equal a maximum of 110% of the premiums paid on or after the increase up to a maximum amount. Thereafter, compensation will return to a maximum of 4.0% of any additional premiums paid.

As discussed above, MSC has agreements with other selling broker-dealers that are NASD members and whose representatives are authorized by applicable law to sell variable insurance policies. Effective on or about June 6, 2005, AXA Distributors may enter into selling agreements with selling broker-dealers, including broker-dealers that had previously entered into selling agreements with MSC. Commissions paid to these broker-dealers for their registered representatives will not exceed the commissions described above. The sales compensation we pay varies among broker-dealers. MSC may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

MSC may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or purchase payments attributable to policies sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the MSC's assets. Not all selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

MSC will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, MSC may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, MSC may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, MSC financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules of the NASD, financial professionals of MSC may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, MSC financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs adopted by the Company, to receive non-cash compensation such as and stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


MSC received compensation with respect to the policies offered through the Variable Account in the following amounts during the periods indicated:




-------------------------------------------------------------
                                        Aggregate Amount of
                                      Commissions Retained
                                      by MSC After Payments
                Aggregate Amount of     to its Registered
    Fiscal      Commissions Paid to     Persons and Other
     Year              MSC*              Broker-Dealers
-------------------------------------------------------------
     2002         $14,206,789                   N/A
     2003         $16,246,718                   N/A
     2004         $14,126,357                   N/A
-------------------------------------------------------------



*    Includes sales compensation paid to registered persons of MSC.

MSC passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with MSC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for MSC's operating and other expenses as it relates to the Policies.



37  More about the policy

9. More about the Company


--------------------------------------------------------------------------------


MANAGEMENT

The business address for the officers and directors of MONY Life Insurance Company of America ("MONY America"), unless otherwise stated, is 1290 Avenue of the Americas, New York, NY 10104.

No officer or director listed below receives any compensation from Variable Account L. In addition, MONY America and its affiliates pay no separately allocable compensation to any person listed below for services rendered to Variable Account L.



---------------------------------------------------------------------------------------------------------------
 Directors and Officers         Business Experience Within the Past Five Years
---------------------------------------------------------------------------------------------------------------
Henri de Castries               Director, MONY Life and MONY America (since July 2004); Director of
AXA                             AXA Equitable (since September 1993); Chairman of the Board of AXA
25, Avenue Matignon             Financial (since April 1998); Vice Chairman (February 1996 to April
75008 Paris, France             1998). Chairman of the Management Board (since May 2001) and Chief
                                Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of
                                AXA's Management Board (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of
                                Alliance Capital Management Corporation, the general partner of
                                Alliance Holding and Alliance. A former Director of Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
---------------------------------------------------------------------------------------------------------------
Denis Duverne                   Director, MONY Life and MONY America (since July 2004); Director of
AXA                             AXA Equitable (since February 1998). Member of the AXA Management
25, Avenue Matignon             Board (since February 2003) and Chief Financial Officer (since May
75008 Paris, France             2003), prior thereto, Executive Vice President, Control and Strategy,
                                AXA (January 2000 to May 2003); prior thereto Senior Executive Vice
                                President, International (US-UK-Benelux) AXA (January 1997 to January
                                2000); Member of the AXA Executive Committee (since January 2000);
                                Director, AXA Financial (since November 2003), Alliance Capital
                                Management Corporation (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to
                                November 2000).
---------------------------------------------------------------------------------------------------------------
John C. Graves                  Director, MONY Life and MONY America (since July 2004); Director of
Graves Ventures, LLC and        AXA Equitable (since September 2002). President and Chief Operating
Earl G. Graves, Ltd.            Officer, Graves Ventures, LLC (since January 2001); Chief of Staff,
130 Fifth Avenue                Earl G. Graves, Ltd. (since March 1993) and President of Black
New York, NY 10011              Enterprise Unlimited (unknown to present); Director, AXA Financial
                                (since September 2002); Trustee, Meharry Medical College (since
                                September 2001); President, Catholic Big Brothers, Inc. (since June
                                1992).
---------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson           Director, MONY Life and MONY America (since July 2004); Retired
Henderson Advisory Consulting   Corporate Vice President, Core Business Development of Bestfoods (June
425 East 86th St.               1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028              (formerly CPC International, Inc.) and Vice President, Bestfoods (1997
                                to 2000). Director, Del Monte Foods Co., PACTIV Corporation and The
                                "Shell" Transport and Trading Company, plc.; Former Director, Hunt
                                Corporation (1992 to 2002); Director, AXA Financial and AXA Equitable
                                (since December 1996).
---------------------------------------------------------------------------------------------------------------
James F. Higgins                Director, MONY Life and MONY America (since July 2004); Director of
Morgan Stanley                  AXA Equitable (since December 2002). Senior Advisor, Morgan Stanley
Harborside Financial Center     (since June 2000); Director/Trustee, Morgan Stanley Funds (since June
Plaza Two, Second Floor         2000); Director, AXA Financial (since December 2002); President and
Jersey City, NJ 07311           Chief Operating Officer -- Individual Investor Group, Morgan Stanley
                                Dean Witter (June 1997 to June 2000); President and Chief Operating
                                Officer -- Dean Witter Securities, Dean Witter Discover & Co. (1993 to
                                May 1997); Director and Chairman of the Executive Committee,
                                Georgetown University Board of Regents; Director, The American Ireland
                                Fund; Member, The American Association of Sovereign Military Order of
                                Malta.
---------------------------------------------------------------------------------------------------------------





                                                       More about the Company 38

---------------------------------------------------------------------------------------------------------------
 Directors and Officers (continued)   Business Experience Within the Past Five Years
---------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                      Director, MONY Life and MONY America (since July 2004); Director of
Jarmain Group Inc.                    AXA Equitable (since July 1992). President, Jarmain Group Inc. (since
77 King Street West                   1979); and officer of director of several affiliated companies.
Suite 4545                            Director, AXA Insurance (Canada), Anglo Canada General Insurance
Toronto, Ontario M5K 1K2              Company, Alliance Capital Management Corporation, AXA Pacific
Canada                                Insurance Company and AXA Australia, a former Alternate Director, AXA
                                      Asia Pacific Holdings Limited (December 1999 to September 2000) and a
                                      former Director of DLJ (October 1992 to November 2000). Director of
                                      AXA Financial (since July 1992).
---------------------------------------------------------------------------------------------------------------
Christina M. Johnson                  Director, MONY Life and MONY America (since July 2004); Director of
Christina M. Johnson Associates       AXA Equitable (since September 2002). Former President and Chief
200 Railroad Ave.                     Executive Officer of Saks Fifth Avenue Enterprises (February 2001 to
Greenwich, CT 06830                   October 2003); President and Chief Executive Officer, Saks Fifth
                                      Avenue (February 2000 to February 2001); Director, AXA Financial
                                      (since September 2002); Director, Women In Need, Inc.; Regional Vice
                                      President for the Greater New York Area, National Italian American
                                      Foundation.
---------------------------------------------------------------------------------------------------------------
Scott D. Miller                       Director, MONY Life and MONY America (since July 2004); Director of
Six Sigma Academy                     AXA Equitable (since September 2002). President, Six Sigma Academy
315 East Hopkins Street               (since May 2004). Prior thereto Vice Chairman (March 2003 to May
Aspen, CO 81611                       2004), Hyatt Hotels Corporation; President (January 2000 to March
                                      2003); Director, AXA Financial (since September 2002); Director,
                                      Schindler Holdings, Ltd. (since January 2002); Director, Interval
                                      International (January 1998 to June 2003); Executive Vice President,
                                      Hyatt Development Corporation (1997 to 2000).
---------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                      Director, MONY Life and MONY America (since July 2004); Director of
Ameritrade Holding Corporation        AXA Equitable (since November 2002). Chief Executive Officer,
4211 South 102nd Street               Ameritrade Holding Corporation (since March 2001); Director, AXA
Omaha, NE 68127                       Financial (since November 2002); Senior Vice President, Merrill Lynch
                                      & Co., Inc. (1984 to March 2001).
---------------------------------------------------------------------------------------------------------------
Peter J. Tobin                        Director, MONY Life and MONY America (since July 2004); Director of
St. John's University                 AXA Equitable (since March 1999); Special Assistant to the President,
101 Murray Street                     St. John's University (since September 2003); prior thereto, Dean,
New York, NY 10007                    Peter J. Tobin College of Business, St. John's University (August 1998
                                      to September 2003). Director, Alliance Capital Management Corporation
                                      (since May 2000); The CIT Group, Inc. (May 1984 to June 2001, June
                                      2002 to present), H. W. Wilson Company and Junior Achievement of New
                                      York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director
                                      of AXA Financial (since March 1999) and Director, P.A. Consulting
                                      (since 1999).
---------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                      Director, MONY Life and MONY America (since July 2004); Director of
Alliance Capital Management           AXA Equitable (since May 2001); Director (since October 1992),
Corporation                           Chairman of the Board (May 2001 to December 2004) and Chief Executive
1345 Avenue of the Americas           Officer (January 1999 to June 2003), Alliance Capital Management
New York, NY 10105                    Corporation; Vice Chairman (May 1993 to April 2001) and Chief
                                      Investment Officer (May 1993 to January 1999), Alliance Capital
                                      Management Corporation; Director, AXA Financial (since May 2001); Vice
                                      Chairman of the Board of Trustees of Colgate University; Trustee of
                                      the Mike Wolk Heart Foundation; Member of the Investment Committee of
                                      the New York Community Trust.
---------------------------------------------------------------------------------------------------------------
Christopher M. Condron                Director, Chairman of the Board, President and Chief Executive
                                      Officer, MONY Life and MONY America (since July 2004); Director,
                                      Chairman of the Board, President and Chief Executive Officer, MONY
                                      Holdings, LLC (since July 2004); Director, Chairman of the Board,
                                      President (since May 2002) and Chief Executive Officer, AXA Equitable
                                      (since May 2001); Director, President and Chief Executive Officer, AXA
                                      Financial (since May 2001); Chairman of the Board and Chief Executive
                                      Officer, AXA Financial Services, LLC (since May 2001); Member of AXA's
                                      Management Board (since May 2001); Director, Alliance Capital
                                      Management Corporation (since May 2001); Director, Chairman of the
                                      Board, President and Chief Executive Officer, AXA Life and Annuity
                                      Company (since June 2001); Director, The Advest Group, Inc. (July 2004
                                      to present); Director, The American Ireland Fund (since 1999); Board of Trustees of The University of Scranton (1995 to 2002); Member of
                                      the Investment Company Institute's Board of Governors (since October
                                      2001; prior thereto, October 1997 to October 2000) and Executive
                                      Committee (1998 to 2000); Former Trustee of The University of
                                      Pittsburgh and St. Sebastian's Country Day School; Former Director of
                                      the Massachusetts Bankers Association; President and Chief Operating
                                      Officer, Mellon Financial Corporation (1999 to 2001); Chairman and
                                      Chief Executive Officer, Dreyfus Corporation (1995 to 2001).
---------------------------------------------------------------------------------------------------------------


39 More about the Company

---------------------------------------------------------------------------------------------------------------
 Directors and Officers (continued)   Business Experience Within the Past Five Years
---------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                      Director, Vice Chairman of the Board and Chief Financial Officer, MONY
                                      Life and MONY America (since July 2004); Vice Chairman of the Board and Chief Financial Officer, MONY Holdings, LLC (since July 2004);
                                      Director, Vice Chairman of the Board (since February 1998) and Chief
                                      Financial Officer (since May 1996), AXA Equitable. Director (since
                                      November 2003), Vice Chairman of the Board (since November 1999) and
                                      Chief Financial Officer (since May 1997) and prior thereto, Executive
                                      Vice President (May 1996 to November 1999), Senior Executive Vice
                                      President (February 1998 to November 1999), AXA Financial, Executive
                                      Vice President, Member of the Executive Committee and Management Board
                                      of AXA. Director, Vice Chairman and Chief Financial Officer (since
                                      December 1999) AXA Life and Annuity Company; AXA Financial Services,
                                      LLC and AXA Distribution Holding Corp. (since September 1999).
                                      Director, Chairman U.S. Financial Life Insurance Company (Sept. 2004
                                      to present); Director, The Advest Group, Inc. (July 2004 to present).
                                      Director, Alliance Capital Management Corporation (since July 1997).
                                      Formerly a Director of DLJ (from June 1997 to November 2000). Prior thereto, Co-Chairman, Insurance Consulting and Actuarial Practice,
                                      Coopers & Lybrand, L.L.P.
---------------------------------------------------------------------------------------------------------------
 Other Officers                        Business Experience Within the Past Five Years
---------------------------------------------------------------------------------------------------------------
Leon B. Billis                        Executive Vice President, MONY Life and MONY America (since July
                                      2004); Executive Vice President (since February 1998) and AXA Group
                                      Deputy Chief Information Officer (since February 2001); Director,
                                      President and Chief Executive Officer, AXA Technology Services (since
                                      2002); prior thereto, Chief Information Officer (November 1994 to
                                      February 2001), AXA Equitable and AXA Financial Services, LLC (since
                                      September 1999). Previously held other officerships with AXA
                                      Equitable.
---------------------------------------------------------------------------------------------------------------
Jennifer Blevins                      Executive Vice President, MONY Life and MONY America (since July
                                      2004); Executive Vice President (since January 2002), AXA Equitable;
                                      Executive Vice President (since January 2002), AXA Financial Services,
                                      LLC; prior thereto, Senior Vice President and Managing Director,
                                      Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior
                                      Vice President and Deputy Director of Worldwide Human Resources, Chubb
                                      and Son, Inc. (1998 to 1999).
---------------------------------------------------------------------------------------------------------------
Harvey Blitz                          Senior Vice President (since July 2004) MONY Life and MONY America.
                                      Senior Vice President (September 1987 to present) AXA Equitable;
                                      Senior Vice President (since July 1992) AXA Financial, Inc.; Senior
                                      Vice President (since September 1999) AXA Financial Services, LLC;
                                      Senior Vice President (since December 1999) AXA Life and Annuity
                                      Company; Director and Chairman of the Board (since June 2003) Frontier
                                      Trust Company, FSB ("Frontier"); Director (since July 1999) AXA
                                      Advisors LLC (formerly, "EQF" (until September 1999)); Senior Vice
                                      President (since July 1999) and former Director (July 1999 until July
                                      2004) AXA Network, LLC (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
---------------------------------------------------------------------------------------------------------------



                                                       More about the Company 40

--------------------------------------------------------------------------------------------------------
 Other Officers (continued)   Business Experience Within the Past Five Years
--------------------------------------------------------------------------------------------------------
Kevin R. Byrne                Senior Vice President and Treasurer (July 2004 to present), and Chief
                              Investment Officer (September 2004 to present), MONY Financial
                              Services, Inc., MONY Holdings, LLC., MONY Life Insurance Company and
                              MONY Life Insurance Company of America. Senior Vice President (July
                              1997 to present), Treasurer (September 1993 to present) and Chief
                              Investment Officer (September 2004 to present), and prior thereto,
                              Vice President (February 1989 to July 1997), Deputy Treasurer (until
                              September 1993), AXA Equitable. Senior Vice President (September 1997
                              to present), Treasurer (September 1993 to present) and Chief
                              Investment Officer (September 2004 to present), and prior thereto,
                              Vice President (May 1992 to September 1997) and Assistant Treasurer
                              (May 1992 to September 1993), AXA Financial, Inc. Senior Vice
                              President and Treasurer (since September 1999) and Chief Investment
                              Officer (since September 2004), AXA Financial Services, LLC. Director
                              (since July 2004), The Advest Group, Inc. and Boston Advisors, Inc.
                              Director, Chairman of the Board and President (since July 2004), MONY
                              Capital Management, Inc. Director, Senior Vice President and Treasurer
                              (since July 2004), MONY Benefits Management Corp. Director and
                              Chairman of the Board (since July 2004), Matrix Private Equities, Inc.
                              and Matrix Capital Markets Group, Inc. Director and Treasurer (since
                              July 2004), 1740 Advisers, Inc. Director, Executive Vice President and
                              Treasurer (since July 2004), MONY Asset Management, Inc., MONY Realty
                              Capital, Inc., MONY Realty Partners, Inc. and MONY Agricultural
                              Investment Advisers, Inc. President and Treasurer (since October
                              2004), MONY International Holdings, LLC. Director, President and
                              Treasurer (since November 2004), MONY Life Insurance Company of the
                              Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd.
                              Director and Deputy Treasurer (since December 2001), AXA Technology
                              Services. Senior Vice President and Treasurer (since December 1997),
                              AXA Life & Annuity Company. Treasurer, Frontier Trust Company, FSB
                              (since June 2000); and AXA Network, LLC (since December 1999).
                              Director (since July 1998), Chairman (since August 2000), and Chief
                              Executive Officer (since September 1997), Equitable Casualty Insurance
                              Company. Senior Vice President and Treasurer, AXA Distribution Holding
                              Corporation (since November 1999); and AXA Advisors, LLC (since
                              December 2001). Director, Chairman, President and Chief Executive
                              Officer (August 1997 to June 2002), Equitable JV Holding Corporation.
                              Director (since July 1997), and Senior Vice President and Chief
                              Financial Officer (since April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since December 2003), AXA Financial
                              (Bermuda) Ltd. Treasurer (November 2000 to December 2003), Paramount
                              Planners, LLC. Vice President and Treasurer (March 1997 to December
                              2002) EQ Advisors Trust. Director (July 1997 to May 2001) and
                              President and CEO (August 1997 to May 2001), EQ Services, Inc.
                              Director, AXA Alternative Advisors, Inc. (formerly AXA Global
                              Structured Products).
--------------------------------------------------------------------------------------------------------
Richard Dziadzio              Executive Vice President (July 2004 to present) of MONY Life Insurance
                              Company and MONY Life Insurance Company of America. Executive Vice
                              President (September 2004 to present) AXA Equitable. Executive Vice
                              President (September 2004 to present) of AXA Financial Services, LLC;
                              Director (July 2004 to present) of AXA Advisors, LLC. Director (July
                              2004 to present) of The Advest Group, Inc.; Director (July 2004 to present) of MONY Capital Management, Inc., MONY Realty Capital, Inc.,
                              MONY Realty Partners, Inc. and MONY Agricultural Investment Advisers,
                              Inc.; Director (July 2004 to present) of Matrix Capital Markets Group,
                              Inc. and Matrix Private Equities, Inc.; Director (July 2004 to
                              present) of MONY Securities Corporation; Director (July 2004 to
                              present) of 1740 Advisers, Inc. Director (November 2004 to present) of
                              Frontier Trust Company, FSB; Business Support and Development
                              (February 2001 to June 2004) of GIE AXA; Head of Finance
                              Administration (November 1998 to February 2001) of AXA Real Estate
                              Investment Managers.
--------------------------------------------------------------------------------------------------------
Mary Beth Farrell             Executive Vice President, MONY Life and MONY America (since July
                              2004); Executive Vice President (since December 2001), AXA Equitable;
                              prior thereto, Senior Vice President (December 1999 to December 2001);
                              Senior Vice President and Controller, GreenPoint Financial/GreenPoint
                              Bank (May 1994 to November 1999); Executive Vice President (since
                              December 2001), AXA Financial Services, LLC.
--------------------------------------------------------------------------------------------------------



41 More about the Company

----------------------------------------------------------------------------------------------------------------------------------
 Other Officers (continued)   Business Experience Within the Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust               Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July 2004);
                              Senior Vice President and Deputy General Counsel, MONY Holdings, LLC (since July 2004); Senior
                              Vice President (since September 1997) and Deputy General Counsel (since November 1999), AXA
                              Equitable; prior thereto, Senior Vice President and Associate General Counsel (September 1997 to
                              October 1999); Senior Vice President and Deputy General Counsel (September 2001 to present), AXA
                              Financial; Senior Vice President (since September 1999) and Deputy General Counsel (since
                              November 1999), AXA Financial Services, LLC. Senior Vice President and Deputy General Counsel,
                              AXA Life and Annuity Company.
----------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel             Senior Vice President and Controller, MONY Life and MONY America (since July 2004); Senior Vice
                              President and Controller, AXA Equitable, AXA Financial, AXA Financial Services, LLC and MONY
                              Holdings, LLC. Senior Vice President and Controller, AXA Life and Annuity Company (since December
                              1999). Previously held other officerships with AXA Equitable and its affiliates.
----------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                 Senior Vice President and Auditor (since July 2004) of MONY Financial Services, Inc., MONY
                              Holdings, LLC, MONY Life Insurance Company and MONY Life Insurance Company of America. Senior Vice
                              President (since March 1996) and Auditor (since September 1994) AXA Equitable. Senior Vice
                              President (since March 1996) and Auditor (since September 1994), AXA Financial, Inc.; prior thereto, Vice President and Auditor (September 1984 to March 1996). Senior Vice President and Auditor
                              (since September 1999) AXA Financial Services, LLC.
----------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin              Senior Vice President (July 2004 to present) of MONY Life Insurance Company and MONY Life
                              Insurance Company of America. Senior Vice President (February 2001 to present) AXA Equitable.
                              Senior Vice President (February 2001 to present) of AXA Financial Services, LLC; Senior Vice
                              President (April 2002 to present) of AXA Advisors, LLC; Vice President (July 2000 to present) of AXA
                              Network, LLC, AXA Network of Alabama, LLC, AXA Network of Connecticut, Maine and New York, LLC and
                              AXA Network Insurance Agency of Massachusetts, LLC; Vice President (July 2004 to present) of
                              MONY Brokerage, Inc., MBI Insurance Agency of Alabama, Inc., MBI Insurance Agency of
                              Massachusetts, Inc., MBI Insurance Agency of New Mexico, Inc., MBI Insurance Agency of Ohio, Inc.
                              and MBI Insurance Agency of Washington, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                 Senior Vice President (since July 2004) of MONY Life Insurance Company and MONY Life Insurance
                              Company of America. Senior Vice President (September 2002 to present) AXA Equitable. Senior Vice
                              President (since September 2002) of AXA Financial Services, LLC; Director, President and Chief
                              Operating Officer (since November 2002) AXA Network, LLC; Senior Vice President (since October
                              2002) AXA Advisors, LLC. Senior Vice President, Product Manager of Solomon Smith Barney (1996 to
                              September 2002).
----------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton             Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President,
                              AXA Equitable (since May 2002) Executive Vice President, AXA Financial Services, LLC (since May
                              2002); Director (since May 2002) and Vice Chairman of the Board (since August 2002), AXA
                              Advisors, LLC; Director (since February 2002), Chairman and Chief Executive Officer (since May
                              2002), AXA Network, LLC; Director and Chairman of the Board of AXA Distributors, LLC; AXA Distributors
                              Insurance Agency, LLC; AXA Distributors Insurance Agency of Alabama, LLC; AXA Distributors
                              Insurance Agency of Massachusetts, LLC (since September 2002); Executive Vice President and
                              Director of the Private Client Financial Services Division, Salomon Smith Barney (April 1992 to
                              May 2002).
----------------------------------------------------------------------------------------------------------------------------------
Edward J. Hayes               Senior Vice President (July 2004 to present) of MONY Life Insurance Company and MONY Life
                              Insurance Company of America. Senior Vice President (February 1997 to present) AXA Equitable.
                              Senior Vice President (February 1997 to present) of AXA Financial Services, LLC; Executive Vice
                              President (August 1999 to present) of AXA Advisors, LLC; Director and President (December 1996 to
                              present) of Equitable Structured Settlement Corporation.
----------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron            Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President, AXA
                              Equitable (since September 2002), Senior Vice President, AXA Financial Services, LLC (since
                              September 2002); prior thereto, Managing Director, Management Compensation Group Northwest,
                              LLC (1983 to September 2002).
----------------------------------------------------------------------------------------------------------------------------------


                                                       More about the Company 42

----------------------------------------------------------------------------------------------------------------------------------
 Other Officers (continued)    Business Experience Within the Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.          Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President,
                              AXA Equitable (since February 2004); Executive Vice President, AXA Financial Services, LLC (since
                              February 2004); Director (since December 2003) and Chairman of the Board (since July 2004) prior thereto Co-President and Co-Chief Executive Officer (December 2003 to July 2004), AXA Advisors,
                              LLC; Director and President -- Retail Division (since December 2003), AXA Network, LLC. Regional
                              President of the New York Metro Region (March 2000 to January 2001), Co-General Manager of the
                              Jones/Sages Agency (January 1995 to March 2000).
----------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino             Senior Vice President (July 2004 to present) of MONY Life Insurance Company and MONY Life
                              Insurance Company of America; Senior Vice President and Appointed Actuary (December 2004 to
                              present) of U. S. Financial Life Insurance Company. Senior Vice President (September 2000 to
                              present) and Actuary (May 1998 to present) AXA Equitable. Senior Vice President (September 2000 to
                              present) and Actuary (September 1999 to present) of AXA Financial Services, LLC. Director and
                              Vice President (since December 2003) AXA Financial (Bermuda) Ltd.
----------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray               Executive Vice President and Chief Information Officer (February 2005 to present) of MONY Life
                              Insurance Company and MONY Life Insurance Company of America. Executive Vice President and
                              Chief Information Officer (February 2005 to present); prior thereto, Senior Vice President
                              (September 2004 to February 2005) AXA Equitable. Senior Vice President (February 2005 to present) of
                              AXA Financial Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to
                              September 2004) of AIG.
----------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale           Senior Vice President (since July 2004) of MONY Life Insurance Company and MONY Life Insurance
                              Company of America. Senior Vice President (June 1991 to present) AXA Equitable. Senior Vice
                              President (since September 1999) AXA Financial Services LLC. Director, Chairman and Chief
                              Operating Officer, Casualty (September 1997 to August 2000). Director, EREIM LP Corp. (October 1997 to
                              March 2001).
----------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine             Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005 to
                              present) of MONY Life Insurance Company and MONY Life Insurance Company of America. Senior
                              Vice President, Chief Compliance Officer and Associate General Counsel (February 2005 to present)
                              AXA Equitable. Senior Vice President, Chief Compliance Officer and Associate General Counsel
                              (February 2005 to present) of AXA Financial Services, LLC. Vice President, Deputy General and
                              Chief Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and
                              Chief Litigation Counsel (1990 to 2000).
----------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman               Senior Vice President, Secretary and Associate General Counsel, MONY Life and MONY America
                              (since July 2004); Senior Vice President (since February 1999); Secretary (since September 1995)
                              and Associate General Counsel (since March 1993), AXA Equitable and AXA Financial (since September
                              1995). Senior Vice President, Secretary and Associate General Counsel, AXA Financial Services,
                              LLC (since September 1999). Senior Vice President, Secretary and Associate General Counsel, MONY
                              Holdings, LLC (since July 2004). Senior Vice President, Secretary and Associate General Counsel,
                              AXA Life and Annuity Company (since December 1999). Secretary, AXA Distribution Holding Corporation
                              (since September 1999). Previously held other officerships with AXA Equitable.
----------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver             Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                              Executive Vice President and General Counsel, MONY Holdings, LLC (since July 2004); Executive
                              Vice President (since September 2001) and General Counsel (since November 1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001), Deputy General Counsel (October
                              1996 to November 1999). Executive Vice President and General Counsel (since September 2001),
                              AXA Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to
                              September 2001). Executive Vice President (since September 2001) and General Counsel (since
                              November 1999), AXA Financial Services, LLC. Executive Vice President (since September 2001) and
                              General Counsel (since December 1999), AXA Life and Annuity Company and AXA Advisors (since
                              July 1999). Previously, Director of AXA Advisors, LLC.
----------------------------------------------------------------------------------------------------------------------------------




43 More about the Company

STATE REGULATION

The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.


TELEPHONE/FACSIMILE/WEB TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone, facsimile or via the web if you have completed and signed a telephone/facsimile/web transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, facsimile or web instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, facsimile or web transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/facsimile/web transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/facsimile/web instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/facsimile/web transfer privileges is available from your agent or by calling us at 1-800-487-6669.

Please note that our telephone or internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Operations Center.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.


REGISTRATION STATEMENT


A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for MONY America Variable Account L and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


FINANCIAL STATEMENTS


The audited financial statements for MONY America Variable Account L and the Company are set forth herein.


The financial statements of MONY America Variable Account L and the Company have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.


The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.


                                                      More about the Company  44

================================================================================

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2005

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                   AIM V.I.         AIM V.I.         AIM V.I.         AIM V.I.
                                                  Basic Value      Financial          Health        Mid Cap Core
                                                     Fund        Services Fund    Sciences Fund     Equity Fund
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           27,593           18,811           28,550           11,725
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      295,952   $      235,030   $      457,664   $      147,830
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          326,697          274,824          539,601          153,715
Amount due from MONY America ................               38               18              383              387
Amount due from respective Funds ............              174               83              438               94
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          326,909          274,925          540,422          154,196
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              174               83              438               94
Amount due to respective Funds ..............               38               18              383              387
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              212              101              821              481
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      326,697   $      274,824   $      539,601   $      153,715
                                                ==============   ==============   ==============   ==============

                                                   AIM V.I.      Alger American   Alger American    Dreyfus VIF
                                                  Technology        Balanced      MidCap Growth     Appreciation
                                                     Fund          Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............            8,072          198,573          502,401           61,833
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $       84,610   $    2,554,145   $    9,164,263   $    1,994,628
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          100,259        2,690,666       10,449,936        2,198,770
Amount due from MONY America ................               --            1,339              684              135
Amount due from respective Funds ............               37            1,717            1,456              103
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          100,296        2,693,722       10,452,076        2,199,008
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               37            1,717            1,456              103
Amount due to respective Funds ..............               --            1,339              684              135
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................               37            3,056            2,140              238
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      100,259   $    2,690,666   $   10,449,936   $    2,198,770
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                 Dreyfus VIF      Dreyfus VIF        Dreyfus
                                                International    Small Company       Socially         Dreyfus
                                                     Value           Stock          Responsible     Stock Index
                                                  Portfolio        Portfolio        Growth Fund         Fund
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          896,236          136,510           58,044        2,114,379
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   10,466,174   $    2,512,911   $    1,383,252   $   60,829,747
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       14,205,340        3,093,325        1,460,959       65,313,161
Amount due from MONY America ................               --              139              651           10,803
Amount due from respective Funds ............               --               --            1,304           48,193
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       14,205,340        3,093,464        1,462,914       65,372,157
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               --               --            1,304           48,193
Amount due to respective Funds ..............               --              139              651           10,803
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................               --              139            1,955           58,996
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   14,205,340   $    3,093,325   $    1,460,959   $   65,313,161
                                                ==============   ==============   ==============   ==============

                                                   Dreyfus
                                                 IP Small Cap    EQ/Enterprise
                                                     Stock          Capital       EQ/Enterprise    EQ/Enterprise
                                                     Index        Appreciation        Equity       Equity Income
                                                  Portfolio        Portfolio         Portfolio       Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          477,017        1,530,537        2,936,634        1,321,414
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    4,996,610   $    9,191,060   $   61,811,618   $    6,755,867
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        7,436,689       10,958,643       62,403,474        8,020,982
Amount due from MONY America ................              153           10,652            8,773            5,406
Amount due from respective Funds ............              355            6,895           64,923            4,275
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................        7,437,197       10,976,190       62,477,170        8,030,663
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              355            6,895           64,923            4,275
Amount due to respective Funds ..............              153           10,652            8,773            5,406
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              508           17,547           73,696            9,681
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    7,436,689   $   10,958,643   $   62,403,474   $    8,020,982
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                EQ/Enterprise
                                                    Global       EQ/Enterprise
                                                   Socially        Growth and     EQ/Enterprise    EQ/Enterprise
                                                  Responsive         Income            Growth        High-Yield
                                                   Portfolio       Portfolio         Portfolio     Bond Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           20,480        3,348,089       10,055,705        3,258,907
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      201,257   $   17,053,712   $   47,766,004   $   23,038,139
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          240,638       18,615,376       48,367,940       15,316,862
Amount due from MONY America ................               73           12,678           35,320            3,880
Amount due from respective Funds ............               91            9,630           22,229            6,565
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          240,802       18,637,684       48,425,489       15,327,307
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               91            9,630           22,229            6,565
Amount due to respective Funds ..............               73           12,678           35,320            3,880
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              164           22,308           57,549           10,445
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      240,638   $   18,615,376   $   48,367,940   $   15,316,862
                                                ==============   ==============   ==============   ==============

                                                EQ/Enterprise                     EQ/Enterprise    EQ/Enterprise
                                                International    EQ/Enterprise       Multi-Cap     Short Duration
                                                    Growth          Managed           Growth            Bond
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............        3,190,099        5,106,561        1,258,345           11,867
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   16,203,799   $  112,982,994   $    9,409,306   $      119,081
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       14,929,662       98,454,504       10,029,007          117,724
Amount due from MONY America ................              943           14,510            9,374               --
Amount due from respective Funds ............            8,253           98,452            5,752               34
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       14,938,858       98,567,466       10,044,133          117,758
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            8,253           98,452            5,752               34
Amount due to respective Funds ..............              943           14,510            9,374               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            9,196          112,962           15,126               34
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   14,929,662   $   98,454,504   $   10,029,007   $      117,724
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                EQ/Enterprise    EQ/Enterprise
                                                Small Company    Small Company    EQ/Enterprise       EQ/MONY
                                                    Growth           Value         Total Return     Diversified
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............        1,821,899        2,798,160        3,071,869          100,971
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   12,745,223   $   62,155,234   $   31,589,770   $    1,492,145
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       15,085,325       77,648,949       31,670,971        1,206,607
Amount due from MONY America ................           16,463           47,262           13,046               --
Amount due from respective Funds ............            6,598           51,660              856              604
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       15,108,386       77,747,871       31,684,873        1,207,211
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            6,598           51,660              856              604
Amount due to respective Funds ..............           16,463           47,262           13,046               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................           23,061           98,922           13,902              604
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   15,085,325   $   77,648,949   $   31,670,971   $    1,206,607
                                                ==============   ==============   ==============   ==============

                                                                                     EQ/MONY          EQ/MONY
                                                   EQ/MONY          EQ/MONY         Government      Intermediate
                                                Equity Growth    Equity Income      Securities       Term Bond
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           49,146           38,030        1,291,609        1,191,719
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    1,218,639   $      742,531   $   14,999,893   $   13,603,368
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          937,212          625,208       14,401,439       12,739,482
Amount due from MONY America ................               --               --           40,226            1,286
Amount due from respective Funds ............              480              323            3,752            3,896
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          937,692          625,531       14,445,417       12,744,664
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              480              323            3,752            3,896
Amount due to respective Funds ..............               --               --           40,226            1,286
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              480              323           43,978            5,182
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      937,212   $      625,208   $   14,401,439   $   12,739,482
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                   EQ/MONY          EQ/MONY        Fidelity VIP     Fidelity VIP
                                                  Long Term       Money Market        Growth       Asset Manager
                                                Bond Portfolio     Portfolio        Portfolio *      Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............        1,173,243       46,131,271          606,078          303,463
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   16,513,625   $   46,131,271   $   17,426,522   $    4,089,163
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       15,885,710       46,131,271       19,364,870        4,506,427
Amount due from MONY America ................            2,595            2,117            3,063               --
Amount due from respective Funds ............            4,176           13,325           75,007               --
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       15,892,481       46,146,713       19,442,940        4,506,427
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            4,176           13,325           75,007               --
Amount due to respective Funds ..............            2,595            2,117            3,063               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            6,771           15,442           78,070               --
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   15,885,710   $   46,131,271   $   19,364,870   $    4,506,427
                                                ==============   ==============   ==============   ==============
----------
* Denotes multiple share classes held by the
  respective Fund.
  Initial                                                                                331,479
  Service                                                                                274,599

                                                                  Fidelity VIP    Fidelity VIP        Franklin
                                                 Fidelity VIP        Growth           Growth           Income
                                                Contrafund(R)    Opportunities      and Income       Securities
                                                  Portfolio *      Portfolio *      Portfolio           Fund
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          876,366          131,816          641,436           23,489
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   19,437,486   $    1,904,892   $    7,240,668   $      337,335
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       23,289,067        2,116,119        8,922,373          368,069
Amount due from MONY America ................            4,858              317              234               21
Amount due from respective Funds ............            5,387            1,737              456              170
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       23,299,312        2,118,173        8,923,063          368,260
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            5,387            1,737              456              170
Amount due to respective Funds ..............            4,858              317              234               21
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................           10,245            2,054              690              191
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   23,289,067   $    2,116,119   $    8,922,373   $      368,069
                                                ==============   ==============   ==============   ==============
----------
* Denotes multiple share classes held by the
  respective Fund.
  Initial                                              434,096           23,436
  Service                                              442,270          108,380

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                   Franklin                           Janus
                                                    Rising                         Aspen Series        Janus
                                                  Dividends         Franklin         Mid Cap        Aspen Series
                                                  Securities      Zero Coupon         Growth          Balanced
                                                     Fund          Fund 2010        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           13,954            2,502          497,285          284,905
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      228,006   $       41,242   $   10,533,315   $    6,366,357
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          244,337           41,100       12,849,840        6,948,842
Amount due from MONY America ................               50               --            9,035            1,400
Amount due from respective Funds ............              161               57            6,423            4,598
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          244,548           41,157       12,865,298        6,954,840
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              161               57            6,423            4,598
Amount due to respective Funds ..............               50               --            9,035            1,400
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              211               57           15,458            5,998
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      244,337   $       41,100   $   12,849,840   $    6,948,842
                                                ==============   ==============   ==============   ==============
----------
* Denotes multiple shares held by the
  respective Fund.
  Institutional
  Service

                                                    Janus            Janus            Janus
                                                 Aspen Series     Aspen Series     Aspen Series        Janus
                                                    Capital         Flexible      International     Aspen Series
                                                 Appreciation        Income           Growth       Mid Cap Value
                                                  Portfolio*       Portfolio*       Portfolio*       Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          552,613          532,563          166,785          120,746
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   11,581,536   $    6,635,245   $    3,654,422   $    1,486,560
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       13,574,563        6,496,235        4,516,722        1,872,768
Amount due from MONY America ................            2,934            1,420            3,778               --
Amount due from respective Funds ............            5,040              346            1,113               --
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       13,582,537        6,498,001        4,521,613        1,872,768
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            5,040              346            1,113               --
Amount due to respective Funds ..............            2,934            1,420            3,778               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            7,974            1,766            4,891               --
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   13,574,563   $    6,496,235   $    4,516,722   $    1,872,768
                                                ==============   ==============   ==============   ==============
----------
* Denotes multiple shares held by the
  respective Fund.
  Institutional                                        507,077          478,315           98,062
  Service                                               45,536           54,248           68,723

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                    Janus
                                                 Aspen Series                      Lord Abbett
                                                   WorldWide      Lord Abbett         Growth         Lord Abbett
                                                    Growth       Bond-Debenture     and Income      Mid-Cap Value
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          670,591           77,128          155,337          832,465
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   17,501,454   $      901,616   $    3,544,307   $   13,456,475
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       17,958,426          929,398        4,222,070       17,306,954
Amount due from MONY America ................            2,811              714            2,282            3,427
Amount due from respective Funds ............            7,736              530            1,602            1,763
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       17,968,973          930,642        4,225,954       17,312,144
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            7,736              530            1,602            1,763
Amount due to respective Funds ..............            2,811              714            2,282            3,427
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................           10,547            1,244            3,884            5,190
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   17,958,426   $      929,398   $    4,222,070   $   17,306,954
                                                ==============   ==============   ==============   ==============

                                                    MFS(R)           MFS(R)           MFS(R)           MFS(R)
                                                    Mid Cap      New Discovery     Total Return       Utilities
                                                Growth Series        Series           Series           Series
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          136,357          140,201          212,067           32,283
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      753,353   $    1,949,779   $    4,063,652   $      516,024
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          965,406        2,084,785        4,544,599          660,190
Amount due from MONY America ................              668               43            1,113              338
Amount due from respective Funds ............            1,082              667            1,519              220
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          967,156        2,085,495        4,547,231          660,748
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            1,082              667            1,519              220
Amount due to respective Funds ..............              668               43            1,113              338
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            1,750              710            2,632              558
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      965,406   $    2,084,785   $    4,544,599   $      660,190
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                 Oppenheimer
                                                    Global        Oppenheimer         PBHG           PBHG Select
                                                  Securities     Main Street(R)      Mid-Cap            Value
                                                   Fund/VA           Fund/VA        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           22,654           16,095          117,548           53,537
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      563,586   $      308,411   $    1,485,443   $      696,791
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          664,436          333,156        2,010,069          744,699
Amount due from MONY America ................              369               29            1,716                8
Amount due from respective Funds ............              445              264              802              288
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          665,250          333,449        2,012,587          744,995
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              445              264              802              288
Amount due to respective Funds ..............              369               29            1,716                8
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              814              293            2,518              296
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      664,436   $      333,156   $    2,010,069   $      744,699
                                                ==============   ==============   ==============   ==============

                                                                                      PIMCO
                                                    PIMCO                           StocksPLUS
                                                 Global Bond         PIMCO            Growth       T. Rowe Price
                                                  Portfolio       Real Return       and Income     Equity Income
                                                  (Unhedged)       Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          161,114        1,123,171          301,947        2,257,270
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    2,024,455   $   14,028,651   $    2,518,523   $   38,597,862
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        2,137,983       14,511,364        3,046,647       50,427,403
Amount due from MONY America ................              733            2,803            2,939              582
Amount due from respective Funds ............            1,279            2,129            1,664              203
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................        2,139,995       14,516,296        3,051,250       50,428,188
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            1,279            2,129            1,664              203
Amount due to respective Funds ..............              733            2,803            2,939              582
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            2,012            4,932            4,603              785
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    2,137,983   $   14,511,364   $    3,046,647   $   50,427,403
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                                                                   T. Rowe Price
                                                T. Rowe Price    T. Rowe Price    T. Rowe Price       Personal
                                                International     Limited-Term     New America        Strategy
                                                     Stock            Bond            Growth          Balanced
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          519,018          716,294           29,066          115,424
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    5,691,839   $    3,612,223   $      452,315   $    1,750,018
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        6,975,601        3,567,142          565,334        2,049,929
Amount due from MONY America ................               45               78              123              152
Amount due from respective Funds ............            7,883               --               --           56,580
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................        6,983,529        3,567,220          565,457        2,106,661
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            7,883               --               --           56,580
Amount due to respective Funds ..............               45               78              123              152
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            7,928               78              123           56,732
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    6,975,601   $    3,567,142   $      565,334   $    2,049,929
                                                ==============   ==============   ==============   ==============

                                                T. Rowe Price         UIF          UIF Emerging     UIF Emerging
                                                Prime Reserve       Growth        Markets Equity    Markets Debt
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............        9,885,410           17,400           43,251           47,905
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    9,885,410   $      224,724   $      333,617   $      402,147
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        9,885,410          239,245          477,921          425,876
Amount due from MONY America ................          141,415               --               52               --
Amount due from respective Funds ............               --               --              135               --
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       10,026,825          239,245          478,108          425,876
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               --               --              135               --
Amount due to respective Funds ..............          141,415               --               52               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................          141,415               --              187               --
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    9,885,410   $      239,245   $      477,921   $      425,876
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                UIF Core Plus      UIF Global     UIF U.S. Real
                                                 Fixed Income     Value Equity       Estate          UIF Value
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          562,767           81,961          332,501          199,516
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    6,096,488   $    1,026,160   $    5,009,605   $    2,675,456
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        6,505,586        1,172,038        6,809,626        2,968,804
Amount due from MONY America ................               49              222            1,913              168
Amount due from respective Funds ............               --              113            2,207           40,285
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................        6,505,635        1,172,373        6,813,746        3,009,257
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               --              113            2,207           40,285
Amount due to respective Funds ..............               49              222            1,913              168
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................               49              335            4,120           40,453
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    6,505,586   $    1,172,038   $    6,809,626   $    2,968,804
                                                ==============   ==============   ==============   ==============

                                                                                      Van Eck
                                                    Van Eck         Van Eck         WorldWide
                                                Worldwide Hard     WorldWide         Emerging
                                                 Assets Fund       Bond Fund       Markets Fund
                                                --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           40,946           39,625           50,738
                                                --------------   --------------   --------------
Investments at cost .........................   $      621,472   $      494,134   $      644,849
                                                --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          751,771          528,204          771,728
Amount due from MONY America ................               --               --               --
Amount due from respective Funds ............               --               --               --
                                                --------------   --------------   --------------
  Total Assets ..............................          751,771          528,204          771,728
                                                ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               --               --               --
Amount due to respective Funds ..............               --               --               --
                                                --------------   --------------   --------------
  Total Liabilities .........................               --               --               --
                                                --------------   --------------   --------------
Net Assets ..................................   $      751,771   $      528,204   $      771,728
                                                ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                       Fund Name                                                Option
--------------------------------------------------------   --------------------------------------------------
AIM V.I. Basic Value Fund ..............................   MONY Variable Universal Life

AIM V.I. Financial Services Fund .......................   MONY Variable Universal Life
AIM V.I. Financial Services Fund .......................   Survivorship Variable Universal Life
AIM V.I. Financial Services Fund .......................   MONY Corporate Sponsored Variable Universal Life

AIM V.I. Health Sciences Fund ..........................   MONY Variable Universal Life
AIM V.I. Health Sciences Fund ..........................   Survivorship Variable Universal Life
AIM V.I. Health Sciences Fund ..........................   MONY Corporate Sponsored Variable Universal Life

AIM V.I. Mid Cap Core Equity Fund ......................   MONY Variable Universal Life

AIM V.I. Technology Fund ...............................   MONY Variable Universal Life
AIM V.I. Technology Fund ...............................   Survivorship Variable Universal Life
AIM V.I. Technology Fund ...............................   MONY Corporate Sponsored Variable Universal Life

Alger American Balanced Portfolio ......................   MONY Variable Universal Life
Alger American Balanced Portfolio ......................   Survivorship Variable Universal Life
Alger American Balanced Portfolio ......................   MONY Corporate Sponsored Variable Universal Life

Alger American MidCap Growth Portfolio .................   MONY Custom Equity Master
Alger American MidCap Growth Portfolio .................   MONY Variable Universal Life
Alger American MidCap Growth Portfolio .................   MONY Custom Estate Master
Alger American MidCap Growth Portfolio .................   Survivorship Variable Universal Life
Alger American MidCap Growth Portfolio .................   MONY Corporate Sponsored Variable Universal Life

Dreyfus VIF Appreciation Portfolio .....................   MONY Corporate Sponsored Variable Universal Life

Dreyfus VIF International Value Portfolio ..............   MONY Corporate Sponsored Variable Universal Life

Dreyfus VIF Small Company Stock Portfolio ..............   MONY Corporate Sponsored Variable Universal Life

Dreyfus Socially Responsible Growth Fund ...............   MONY Equity Master
Dreyfus Socially Responsible Growth Fund ...............   MONY Custom Equity Master
Dreyfus Socially Responsible Growth Fund ...............   MONY Custom Estate Master
Dreyfus Socially Responsible Growth Fund ...............   MONY Corporate Sponsored Variable Universal Life

Dreyfus Stock Index Fund ...............................   MONY Equity Master
Dreyfus Stock Index Fund ...............................   MONY Custom Equity Master
Dreyfus Stock Index Fund ...............................   MONY Custom Estate Master
Dreyfus Stock Index Fund ...............................   MONY Corporate Sponsored Variable Universal Life

Dreyfus IP Small Cap Stock Index Portfolio .............   MONY Variable Universal Life
Dreyfus IP Small Cap Stock Index Portfolio .............   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Capital Appreciation Portfolio ...........   MONY Equity Master
EQ/Enterprise Capital Appreciation Portfolio ...........   MONY Custom Equity Master
EQ/Enterprise Capital Appreciation Portfolio ...........   MONY Custom Estate Master

EQ/Enterprise Equity Portfolio .........................   MONY Equity Master
EQ/Enterprise Equity Portfolio .........................   MONY Custom Equity Master
EQ/Enterprise Equity Portfolio .........................   MONY Custom Estate Master
EQ/Enterprise Equity Portfolio .........................   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Equity Income Portfolio ..................   MONY Equity Master
EQ/Enterprise Equity Income Portfolio ..................   MONY Custom Equity Master
EQ/Enterprise Equity Income Portfolio ..................   MONY Variable Universal Life
EQ/Enterprise Equity Income Portfolio ..................   MONY Custom Estate Master
EQ/Enterprise Equity Income Portfolio ..................   Survivorship Variable Universal Life

EQ/Enterprise Global Socially Responsive Portfolio .....   MONY Variable Universal Life
EQ/Enterprise Global Socially Responsive Portfolio .....   Survivorship Variable Universal Life

EQ/Enterprise Growth and Income Portfolio ..............   MONY Equity Master
EQ/Enterprise Growth and Income Portfolio ..............   MONY Custom Equity Master
EQ/Enterprise Growth and Income Portfolio ..............   MONY Variable Universal Life
EQ/Enterprise Growth and Income Portfolio ..............   MONY Custom Estate Master
EQ/Enterprise Growth and Income Portfolio ..............   Survivorship Variable Universal Life

                                                                                           Units
                        Fund Name                            Class    Unit Fair Value   Outstanding
--------------------------------------------------------   --------- ----------------- ------------
AIM V.I. Basic Value Fund ..............................         I       $  12.71          25,703

AIM V.I. Financial Services Fund .......................         I       $  12.21          18,292
AIM V.I. Financial Services Fund .......................         I          12.60           1,313
AIM V.I. Financial Services Fund .......................         I          12.15           2,879

AIM V.I. Health Sciences Fund ..........................         I       $  11.09          40,973
AIM V.I. Health Sciences Fund ..........................         I          11.24              74
AIM V.I. Health Sciences Fund ..........................         I          11.70           7,208

AIM V.I. Mid Cap Core Equity Fund ......................         I       $  12.79          12,018

AIM V.I. Technology Fund ...............................         I       $   8.82          10,376
AIM V.I. Technology Fund ...............................         I          10.00              --
AIM V.I. Technology Fund ...............................         I          11.45             761

Alger American Balanced Portfolio ......................         O       $  11.26         115,583
Alger American Balanced Portfolio ......................         O          11.20           5,350
Alger American Balanced Portfolio ......................         O          11.68         113,765

Alger American MidCap Growth Portfolio .................         O       $  12.71          89,544
Alger American MidCap Growth Portfolio .................         O          12.99         154,144
Alger American MidCap Growth Portfolio .................         O          13.13           5,556
Alger American MidCap Growth Portfolio .................         O          12.22           1,503
Alger American MidCap Growth Portfolio .................         O          13.25         544,861

Dreyfus VIF Appreciation Portfolio .....................   Initial       $  14.08         156,178

Dreyfus VIF International Value Portfolio ..............   Initial       $  13.05       1,088,330
Dreyfus VIF Small Company Stock Portfolio ..............   Initial       $  14.69         210,630

Dreyfus Socially Responsible Growth Fund ...............   Initial       $   7.92          16,324
Dreyfus Socially Responsible Growth Fund ...............   Initial           7.10         169,776
Dreyfus Socially Responsible Growth Fund ...............   Initial           6.85           9,736
Dreyfus Socially Responsible Growth Fund ...............   Initial           7.86           7,504

Dreyfus Stock Index Fund ...............................   Initial       $   8.46         556,732
Dreyfus Stock Index Fund ...............................   Initial           9.29       1,184,292
Dreyfus Stock Index Fund ...............................   Initial           9.24         126,511
Dreyfus Stock Index Fund ...............................   Initial          14.16       3,420,250

Dreyfus IP Small Cap Stock Index Portfolio .............   Service       $  14.34          35,990
Dreyfus IP Small Cap Stock Index Portfolio .............   Service          13.87         499,133

EQ/Enterprise Capital Appreciation Portfolio ...........         B       $   9.13         311,279
EQ/Enterprise Capital Appreciation Portfolio ...........         B          14.57         486,729
EQ/Enterprise Capital Appreciation Portfolio ...........         B          13.43          76,187

EQ/Enterprise Equity Portfolio .........................         B       $  22.82       1,824,253
EQ/Enterprise Equity Portfolio .........................         B          10.81       1,230,370
EQ/Enterprise Equity Portfolio .........................         B          10.70         147,621
EQ/Enterprise Equity Portfolio .........................         B          12.98         453,302

EQ/Enterprise Equity Income Portfolio ..................         B       $  11.25         119,304
EQ/Enterprise Equity Income Portfolio ..................         B          12.82         337,702
EQ/Enterprise Equity Income Portfolio ..................         B          13.04          78,775
EQ/Enterprise Equity Income Portfolio ..................         B          12.56         102,311
EQ/Enterprise Equity Income Portfolio ..................         B          12.43           2,844

EQ/Enterprise Global Socially Responsive Portfolio .....         B       $  12.47          19,303
EQ/Enterprise Global Socially Responsive Portfolio .....         B          10.00              --

EQ/Enterprise Growth and Income Portfolio ..............         B       $   9.03         332,896
EQ/Enterprise Growth and Income Portfolio ..............         B          11.26       1,069,092
EQ/Enterprise Growth and Income Portfolio ..............         B          11.51         141,351
EQ/Enterprise Growth and Income Portfolio ..............         B          11.08         168,228
EQ/Enterprise Growth and Income Portfolio ..............         B          10.88           8,033

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                        Fund Name                                                Option
--------------------------------------------------------   --------------------------------------------------
EQ/Enterprise Growth Portfolio .........................   MONY Equity Master
EQ/Enterprise Growth Portfolio .........................   MONY Custom Equity Master
EQ/Enterprise Growth Portfolio .........................   MONY Variable Universal Life
EQ/Enterprise Growth Portfolio .........................   MONY Custom Estate Master
EQ/Enterprise Growth Portfolio .........................   Survivorship Variable Universal Life
EQ/Enterprise Growth Portfolio .........................   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise High-Yield Bond Portfolio ................   MONY Equity Master
EQ/Enterprise High-Yield Bond Portfolio ................   MONY Custom Equity Master
EQ/Enterprise High-Yield Bond Portfolio ................   MONY Custom Estate Master
EQ/Enterprise High-Yield Bond Portfolio ................   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise International Growth Portfolio ...........   MONY Equity Master
EQ/Enterprise International Growth Portfolio ...........   MONY Custom Equity Master
EQ/Enterprise International Growth Portfolio ...........   MONY Custom Estate Master
EQ/Enterprise International Growth Portfolio ...........   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Managed Portfolio ........................   MONY Equity Master
EQ/Enterprise Managed Portfolio ........................   MONY Custom Equity Master
EQ/Enterprise Managed Portfolio ........................   MONY Variable Universal Life
EQ/Enterprise Managed Portfolio ........................   MONY Custom Estate Master
EQ/Enterprise Managed Portfolio ........................   Survivorship Variable Universal Life
EQ/Enterprise Managed Portfolio ........................   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Multi-Cap Growth Portfolio ...............   MONY Equity Master
EQ/Enterprise Multi-Cap Growth Portfolio ...............   MONY Custom Equity Master
EQ/Enterprise Multi-Cap Growth Portfolio ...............   MONY Variable Universal Life
EQ/Enterprise Multi-Cap Growth Portfolio ...............   MONY Custom Estate Master
EQ/Enterprise Multi-Cap Growth Portfolio ...............   Survivorship Variable Universal Life

EQ/Enterprise Short Duration Bond Portfolio ............   MONY Variable Universal Life

EQ/Enterprise Small Company Growth Portfolio ...........   MONY Equity Master
EQ/Enterprise Small Company Growth Portfolio ...........   MONY Custom Equity Master
EQ/Enterprise Small Company Growth Portfolio ...........   MONY Variable Universal Life
EQ/Enterprise Small Company Growth Portfolio ...........   MONY Custom Estate Master
EQ/Enterprise Small Company Growth Portfolio ...........   Survivorship Variable Universal Life
EQ/Enterprise Small Company Growth Portfolio ...........   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Small Company Value Portfolio ............   MONY Equity Master
EQ/Enterprise Small Company Value Portfolio ............   MONY Custom Equity Master
EQ/Enterprise Small Company Value Portfolio ............   MONY Variable Universal Life
EQ/Enterprise Small Company Value Portfolio ............   MONY Custom Estate Master
EQ/Enterprise Small Company Value Portfolio ............   Survivorship Variable Universal Life
EQ/Enterprise Small Company Value Portfolio ............   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Total Return Portfolio ...................   MONY Custom Equity Master
EQ/Enterprise Total Return Portfolio ...................   MONY Variable Universal Life
EQ/Enterprise Total Return Portfolio ...................   MONY Custom Estate Master
EQ/Enterprise Total Return Portfolio ...................   Survivorship Variable Universal Life
EQ/Enterprise Total Return Portfolio ...................   MONY Corporate Sponsored Variable Universal Life

EQ/MONY Diversified Portfolio ..........................   MONY Strategist

EQ/MONY Equity Growth Portfolio ........................   MONY Strategist

EQ/MONY Equity Income Portfolio ........................   MONY Strategist

EQ/MONY Government Securities Portfolio ................   MONY Equity Master
EQ/MONY Government Securities Portfolio ................   MONY Custom Equity Master
EQ/MONY Government Securities Portfolio ................   MONY Variable Universal Life
EQ/MONY Government Securities Portfolio ................   MONY Custom Estate Master
EQ/MONY Government Securities Portfolio ................   Survivorship Variable Universal Life
EQ/MONY Government Securities Portfolio ................   MONY Corporate Sponsored Variable Universal Life

                                                                                        Units
                        Fund Name                           Class   Unit Fair Value   Outstanding
--------------------------------------------------------   ------- ----------------- ------------
EQ/Enterprise Growth Portfolio .........................      B         $  7.53         532,606
EQ/Enterprise Growth Portfolio .........................      B            9.50       2,929,997
EQ/Enterprise Growth Portfolio .........................      B            9.72         447,288
EQ/Enterprise Growth Portfolio .........................      B            9.24         483,440
EQ/Enterprise Growth Portfolio .........................      B            9.51          20,464
EQ/Enterprise Growth Portfolio .........................      B            7.76         967,183

EQ/Enterprise High-Yield Bond Portfolio ................      B         $ 20.19         327,263
EQ/Enterprise High-Yield Bond Portfolio ................      B           14.34         295,584
EQ/Enterprise High-Yield Bond Portfolio ................      B           14.27          52,738
EQ/Enterprise High-Yield Bond Portfolio ................      B           15.98         232,849

EQ/Enterprise International Growth Portfolio ...........      B         $ 14.42         684,288
EQ/Enterprise International Growth Portfolio ...........      B            9.57         459,332
EQ/Enterprise International Growth Portfolio ...........      B            8.99          55,874
EQ/Enterprise International Growth Portfolio ...........      B            9.84          16,235

EQ/Enterprise Managed Portfolio ........................      B         $ 21.20       3,837,254
EQ/Enterprise Managed Portfolio ........................      B           10.14       1,282,935
EQ/Enterprise Managed Portfolio ........................      B           10.98         152,240
EQ/Enterprise Managed Portfolio ........................      B           10.00         207,367
EQ/Enterprise Managed Portfolio ........................      B           10.56           5,181
EQ/Enterprise Managed Portfolio ........................      B           11.48          24,602

EQ/Enterprise Multi-Cap Growth Portfolio ...............      B         $  8.29          50,256
EQ/Enterprise Multi-Cap Growth Portfolio ...............      B            7.27       1,093,479
EQ/Enterprise Multi-Cap Growth Portfolio ...............      B           10.11          75,985
EQ/Enterprise Multi-Cap Growth Portfolio ...............      B            6.83         131,063
EQ/Enterprise Multi-Cap Growth Portfolio ...............      B           10.08             214

EQ/Enterprise Short Duration Bond Portfolio ............      B         $ 10.14          11,608

EQ/Enterprise Small Company Growth Portfolio ...........      B         $ 10.42         110,318
EQ/Enterprise Small Company Growth Portfolio ...........      B           16.25         483,646
EQ/Enterprise Small Company Growth Portfolio ...........      B           11.00         204,683
EQ/Enterprise Small Company Growth Portfolio ...........      B           15.81          63,007
EQ/Enterprise Small Company Growth Portfolio ...........      B           10.95           3,126
EQ/Enterprise Small Company Growth Portfolio ...........      B           11.14         250,970

EQ/Enterprise Small Company Value Portfolio ............      B         $ 38.22       1,101,679
EQ/Enterprise Small Company Value Portfolio ............      B           20.71         956,423
EQ/Enterprise Small Company Value Portfolio ............      B           15.61         341,105
EQ/Enterprise Small Company Value Portfolio ............      B           19.56          97,457
EQ/Enterprise Small Company Value Portfolio ............      B           15.02          15,417
EQ/Enterprise Small Company Value Portfolio ............      B           24.92         331,483

EQ/Enterprise Total Return Portfolio ...................      B         $ 11.65          41,947
EQ/Enterprise Total Return Portfolio ...................      B           11.72         106,576
EQ/Enterprise Total Return Portfolio ...................      B           11.62           9,417
EQ/Enterprise Total Return Portfolio ...................      B           11.66           4,775
EQ/Enterprise Total Return Portfolio ...................      B           11.64       2,557,198

EQ/MONY Diversified Portfolio ..........................      A         $ 61.42          19,642

EQ/MONY Equity Growth Portfolio ........................      A         $ 81.01          11,569

EQ/MONY Equity Income Portfolio ........................      A         $ 82.18           7,607

EQ/MONY Government Securities Portfolio ................      A         $ 15.41         132,917
EQ/MONY Government Securities Portfolio ................      A           12.66         244,512
EQ/MONY Government Securities Portfolio ................      A           10.80         165,774
EQ/MONY Government Securities Portfolio ................      A           12.70          34,792
EQ/MONY Government Securities Portfolio ................      A           10.80           6,593
EQ/MONY Government Securities Portfolio ................      A           13.70         507,464

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                        Fund Name                                                Option
--------------------------------------------------------   --------------------------------------------------
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Strategist
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Equity Master
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Custom Equity Master
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Custom Estate Master
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Corporate Sponsored Variable Universal Life

EQ/MONY Long Term Bond Portfolio .......................   MONY Strategist
EQ/MONY Long Term Bond Portfolio .......................   MONY Equity Master
EQ/MONY Long Term Bond Portfolio .......................   MONY Custom Equity Master
EQ/MONY Long Term Bond Portfolio .......................   MONY Variable Universal Life
EQ/MONY Long Term Bond Portfolio .......................   MONY Custom Estate Master
EQ/MONY Long Term Bond Portfolio .......................   Survivorship Variable Universal Life
EQ/MONY Long Term Bond Portfolio .......................   MONY Corporate Sponsored Variable Universal Life

EQ/MONY Money Market Portfolio .........................   MONY Strategist
EQ/MONY Money Market Portfolio .........................   MONY Equity Master
EQ/MONY Money Market Portfolio .........................   MONY Custom Equity Master
EQ/MONY Money Market Portfolio .........................   MONY Variable Universal Life
EQ/MONY Money Market Portfolio .........................   MONY Custom Estate Master
EQ/MONY Money Market Portfolio .........................   Survivorship Variable Universal Life
EQ/MONY Money Market Portfolio .........................   MONY Corporate Sponsored Variable Universal Life

Fidelity VIP Growth Portfolio ..........................   MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Portfolio ..........................   MONY Equity Master
Fidelity VIP Growth Portfolio ..........................   MONY Custom Equity Master
Fidelity VIP Growth Portfolio ..........................   MONY Custom Estate Master

Fidelity VIP Asset ManagerSM Portfolio .................   MONY Corporate Sponsored Variable Universal Life

Fidelity VIP Contrafund(R) Portfolio ...................   MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) Portfolio ...................   MONY Equity Master
Fidelity VIP Contrafund(R) Portfolio ...................   MONY Custom Equity Master
Fidelity VIP Contrafund(R) Portfolio ...................   MONY Custom Estate Master

Fidelity VIP Growth Opportunities Portfolio ............   MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Opportunities Portfolio ............   MONY Equity Master
Fidelity VIP Growth Opportunities Portfolio ............   MONY Custom Equity Master
Fidelity VIP Growth Opportunities Portfolio ............   MONY Custom Estate Master

Fidelity VIP III Growth and Income Portfolio ...........   MONY Corporate Sponsored Variable Universal Life

Franklin Income Securities Fund ........................   MONY Variable Universal Life

Franklin Rising Dividends Securities Fund ..............   MONY Variable Universal Life

Franklin Zero Coupon Fund 2010 .........................   MONY Variable Universal Life

Janus Aspen Series Mid Cap Growth Portfolio ............   MONY Equity Master
Janus Aspen Series Mid Cap Growth Portfolio ............   MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth Portfolio ............   MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth Portfolio ............   MONY Corporate Sponsored Variable Universal Life

Janus Aspen Series Balanced Portfolio ..................   MONY Equity Master
Janus Aspen Series Balanced Portfolio ..................   MONY Custom Equity Master
Janus Aspen Series Balanced Portfolio ..................   MONY Custom Estate Master

Janus Aspen Series Capital Appreciation Portfolio ......   MONY Equity Master
Janus Aspen Series Capital Appreciation Portfolio ......   MONY Custom Equity Master
Janus Aspen Series Capital Appreciation Portfolio ......   MONY Variable Universal Life
Janus Aspen Series Capital Appreciation Portfolio ......   MONY Custom Estate Master
Janus Aspen Series Capital Appreciation Portfolio ......   Survivorship Variable Universal Life
Janus Aspen Series Capital Appreciation Portfolio ......   MONY Corporate Sponsored Variable Universal Life

Janus Aspen Series Flexible Income Portfolio ...........   MONY Variable Universal Life
Janus Aspen Series Flexible Income Portfolio ...........   Survivorship Variable Universal Life
Janus Aspen Series Flexible Income Portfolio ...........   MONY Corporate Sponsored Variable Universal Life

                                                                                                Units
                        Fund Name                               Class       Unit Fair Value   Outstanding
--------------------------------------------------------   --------------- ----------------- ------------
EQ/MONY Intermediate Term Bond Portfolio ...............                A      $  32.74           3,831
EQ/MONY Intermediate Term Bond Portfolio ...............                A         16.39         100,102
EQ/MONY Intermediate Term Bond Portfolio ...............                A         13.23         154,322
EQ/MONY Intermediate Term Bond Portfolio ...............                A         13.32          29,895
EQ/MONY Intermediate Term Bond Portfolio ...............                A         14.37         593,716

EQ/MONY Long Term Bond Portfolio .......................                A      $  47.41           1,111
EQ/MONY Long Term Bond Portfolio .......................                A         20.81         121,886
EQ/MONY Long Term Bond Portfolio .......................                A         14.30         272,587
EQ/MONY Long Term Bond Portfolio .......................                A         12.63          94,311
EQ/MONY Long Term Bond Portfolio .......................                A         14.70          38,057
EQ/MONY Long Term Bond Portfolio .......................                A         12.79           3,147
EQ/MONY Long Term Bond Portfolio .......................                A         16.11         472,195

EQ/MONY Money Market Portfolio .........................                A      $  21.68           2,175
EQ/MONY Money Market Portfolio .........................                A         13.55         233,318
EQ/MONY Money Market Portfolio .........................                A         11.71         480,044
EQ/MONY Money Market Portfolio .........................                A         10.22         273,083
EQ/MONY Money Market Portfolio .........................                A         11.69         108,038
EQ/MONY Money Market Portfolio .........................                A         10.21          28,716
EQ/MONY Money Market Portfolio .........................                A         12.78       2,577,736

Fidelity VIP Growth Portfolio ..........................          Initial      $   8.24       1,287,037
Fidelity VIP Growth Portfolio ..........................          Service          6.49         394,223
Fidelity VIP Growth Portfolio ..........................          Service          7.85         722,872
Fidelity VIP Growth Portfolio ..........................          Service          7.66          67,633

Fidelity VIP Asset ManagerSM Portfolio .................          Initial      $  10.65         423,053

Fidelity VIP Contrafund(R) Portfolio ...................          Initial      $  11.69         988,630
Fidelity VIP Contrafund(R) Portfolio ...................          Service         10.76         374,635
Fidelity VIP Contrafund(R) Portfolio ...................          Service         12.28         590,246
Fidelity VIP Contrafund(R) Portfolio ...................          Service         11.42          39,746

Fidelity VIP Growth Opportunities Portfolio ............          Initial      $   7.71          48,841
Fidelity VIP Growth Opportunities Portfolio ............          Service          9.70          34,180
Fidelity VIP Growth Opportunities Portfolio ............          Service          7.64         174,717
Fidelity VIP Growth Opportunities Portfolio ............          Service          7.80           9,256

Fidelity VIP III Growth and Income Portfolio ...........          Initial      $   9.63         926,910

Franklin Income Securities Fund ........................                2      $  12.77          28,819

Franklin Rising Dividends Securities Fund ..............                2      $  12.55          19,473

Franklin Zero Coupon Fund 2010 .........................                2      $  10.66           3,856

Janus Aspen Series Mid Cap Growth Portfolio ............    Institutional      $   9.03          73,989
Janus Aspen Series Mid Cap Growth Portfolio ............    Institutional          6.65       1,322,083
Janus Aspen Series Mid Cap Growth Portfolio ............    Institutional          5.51         109,819
Janus Aspen Series Mid Cap Growth Portfolio ............    Institutional          5.47         508,731

Janus Aspen Series Balanced Portfolio ..................    Institutional      $  11.01          65,458
Janus Aspen Series Balanced Portfolio ..................    Institutional         11.28         490,632
Janus Aspen Series Balanced Portfolio ..................    Institutional         11.07          62,853

Janus Aspen Series Capital Appreciation Portfolio ......    Institutional      $   7.45         523,173
Janus Aspen Series Capital Appreciation Portfolio ......    Institutional          9.97         528,448
Janus Aspen Series Capital Appreciation Portfolio ......          Service         12.45          84,361
Janus Aspen Series Capital Appreciation Portfolio ......    Institutional          9.45          63,157
Janus Aspen Series Capital Appreciation Portfolio ......          Service         12.55           4,769
Janus Aspen Series Capital Appreciation Portfolio ......    Institutional          7.64         352,998

Janus Aspen Series Flexible Income Portfolio ...........          Service      $  11.89          55,321
Janus Aspen Series Flexible Income Portfolio ...........          Service         11.89           2,650
Janus Aspen Series Flexible Income Portfolio ...........    Institutional         14.00         414,725

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                       Fund Name                                                Option
--------------------------------------------------------   --------------------------------------------------
Janus Aspen Series International Growth Portfolio ......   MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series International Growth Portfolio ......   MONY Variable Universal Life
Janus Aspen Series International Growth Portfolio ......   Survivorship Variable Universal Life

Janus Aspen Series Mid Cap Value Portfolio .............   MONY Corporate Sponsored Variable Universal Life

Janus Aspen Series WorldWide Growth Portfolio ..........   MONY Equity Master
Janus Aspen Series WorldWide Growth Portfolio ..........   MONY Custom Equity Master
Janus Aspen Series WorldWide Growth Portfolio ..........   MONY Custom Estate Master
Janus Aspen Series WorldWide Growth Portfolio ..........   MONY Corporate Sponsored Variable Universal Life

Lord Abbett Bond-Debenture Portfolio ...................   MONY Variable Universal Life
Lord Abbett Bond-Debenture Portfolio ...................   Survivorship Variable Universal Life

Lord Abbett Growth and Income Portfolio ................   MONY Custom Equity Master
Lord Abbett Growth and Income Portfolio ................   MONY Variable Universal Life
Lord Abbett Growth and Income Portfolio ................   MONY Custom Estate Master
Lord Abbett Growth and Income Portfolio ................   Survivorship Variable Universal Life

Lord Abbett Mid-Cap Value Portfolio ....................   MONY Custom Equity Master
Lord Abbett Mid-Cap Value Portfolio ....................   MONY Variable Universal Life
Lord Abbett Mid-Cap Value Portfolio ....................   MONY Custom Estate Master
Lord Abbett Mid-Cap Value Portfolio ....................   Survivorship Variable Universal Life
Lord Abbett Mid-Cap Value Portfolio ....................   MONY Corporate Sponsored Variable Universal Life

MFS(R) Mid-Cap Growth Series ...........................   MONY Variable Universal Life
MFS(R) Mid-Cap Growth Series ...........................   Survivorship Variable Universal Life

MFS(R) New Discovery Series ............................   MONY Variable Universal Life
MFS(R) New Discovery Series ............................   Survivorship Variable Universal Life
MFS(R) New Discovery Series ............................   MONY Corporate Sponsored Variable Universal Life

MFS(R) Total Return Series .............................   MONY Variable Universal Life
MFS(R) Total Return Series .............................   Survivorship Variable Universal Life
MFS(R) Total Return Series .............................   MONY Corporate Sponsored Variable Universal Life

MFS(R) Utilities Series ................................   MONY Variable Universal Life
MFS(R) Utilities Series ................................   Survivorship Variable Universal Life
MFS(R) Utilities Series ................................   MONY Corporate Sponsored Variable Universal Life

Oppenheimer Global Securities Fund/VA ..................   MONY Variable Universal Life

Oppenheimer Main Street(R) Fund/VA .....................   MONY Variable Universal Life

PBHG Mid-Cap Portfolio .................................   MONY Variable Universal Life
PBHG Mid-Cap Portfolio .................................   Survivorship Variable Universal Life

PBHG Select Value Portfolio ............................   MONY Variable Universal Life
PBHG Select Value Portfolio ............................   Survivorship Variable Universal Life

PIMCO Global Bond Portfolio (Unhedged) .................   MONY Custom Equity Master
PIMCO Global Bond Portfolio (Unhedged) .................   MONY Variable Universal Life
PIMCO Global Bond Portfolio (Unhedged) .................   MONY Custom Estate Master
PIMCO Global Bond Portfolio (Unhedged) .................   Survivorship Variable Universal Life

PIMCO Real Return Portfolio ............................   MONY Custom Equity Master
PIMCO Real Return Portfolio ............................   MONY Variable Universal Life
PIMCO Real Return Portfolio ............................   MONY Custom Estate Master
PIMCO Real Return Portfolio ............................   Survivorship Variable Universal Life
PIMCO Real Return Portfolio ............................   MONY Corporate Sponsored Variable Universal Life

PIMCO StocksPLUS Growth and Income Portfolio ...........   MONY Variable Universal Life
PIMCO StocksPLUS Growth and Income Portfolio ...........   Survivorship Variable Universal Life

T. Rowe Price Equity Income Portfolio ..................   MONY Corporate Sponsored Variable Universal Life

T. Rowe Price International Stock Portfolio ............   MONY Corporate Sponsored Variable Universal Life

T. Rowe Price Limited-Term Bond Portfolio ..............   MONY Corporate Sponsored Variable Universal Life

T. Rowe Price New America Growth Portfolio .............   MONY Corporate Sponsored Variable Universal Life

T. Rowe Price Personal Strategy Balanced Portfolio .....   MONY Corporate Sponsored Variable Universal Life

                                                                                                 Units
                       Fund Name                                 Class      Unit Fair Value   Outstanding
--------------------------------------------------------   --------------   ---------------   ------------
Janus Aspen Series International Growth Portfolio ......    Institutional        $  9.37         284,432
Janus Aspen Series International Growth Portfolio ......          Service          12.70         137,307
Janus Aspen Series International Growth Portfolio ......          Service          12.67           8,498

Janus Aspen Series Mid Cap Value Portfolio .............          Service        $ 11.80         158,728

Janus Aspen Series WorldWide Growth Portfolio ..........    Institutional        $  5.85         623,796
Janus Aspen Series WorldWide Growth Portfolio ..........    Institutional           8.16         915,998
Janus Aspen Series WorldWide Growth Portfolio ..........    Institutional           7.18          83,681
Janus Aspen Series WorldWide Growth Portfolio ..........    Institutional           7.29         854,633

Lord Abbett Bond-Debenture Portfolio ...................               VC        $ 13.57          67,350
Lord Abbett Bond-Debenture Portfolio ...................               VC          13.02           1,162

Lord Abbett Growth and Income Portfolio ................               VC        $ 12.40         120,674
Lord Abbett Growth and Income Portfolio ................               VC          12.47         196,148
Lord Abbett Growth and Income Portfolio ................               VC          12.47          12,215
Lord Abbett Growth and Income Portfolio ................               VC          11.73          10,930

Lord Abbett Mid-Cap Value Portfolio ....................               VC        $ 13.22         140,454
Lord Abbett Mid-Cap Value Portfolio ....................               VC          14.44         156,720
Lord Abbett Mid-Cap Value Portfolio ....................               VC          13.22          14,291
Lord Abbett Mid-Cap Value Portfolio ....................               VC          12.93           3,928
Lord Abbett Mid-Cap Value Portfolio ....................               VC          13.59         952,602

MFS(R) Mid-Cap Growth Series ...........................          Initial        $ 10.14          91,909
MFS(R) Mid-Cap Growth Series ...........................          Initial          10.07           3,290

MFS(R) New Discovery Series ............................          Initial        $ 10.54          41,725
MFS(R) New Discovery Series ............................          Initial          10.52           1,666
MFS(R) New Discovery Series ............................          Initial          11.36         143,252

MFS(R) Total Return Series .............................          Initial        $ 12.37         141,617
MFS(R) Total Return Series .............................          Initial          12.09           5,028
MFS(R) Total Return Series .............................          Initial          12.19         224,162

MFS(R) Utilities Series ................................          Initial        $ 15.30          30,242
MFS(R) Utilities Series ................................          Initial          14.67           1,923
MFS(R) Utilities Series ................................          Initial          16.15          10,473

Oppenheimer Global Securities Fund/VA ..................          Service        $ 15.05          44,146

Oppenheimer Main Street(R) Fund/VA .....................          Service        $ 12.43          26,798

PBHG Mid-Cap Portfolio .................................        Insurance        $ 13.94         138,763
PBHG Mid-Cap Portfolio .................................        Insurance          13.33           5,709

PBHG Select Value Portfolio ............................        Insurance        $  9.66          74,756
PBHG Select Value Portfolio ............................        Insurance           9.39           2,378

PIMCO Global Bond Portfolio (Unhedged) .................   Administrative        $ 14.51          53,047
PIMCO Global Bond Portfolio (Unhedged) .................   Administrative          15.05          83,474
PIMCO Global Bond Portfolio (Unhedged) .................   Administrative          13.76           3,866
PIMCO Global Bond Portfolio (Unhedged) .................   Administrative          15.10           3,916

PIMCO Real Return Portfolio ............................   Administrative        $ 13.24         122,755
PIMCO Real Return Portfolio ............................   Administrative          13.66         212,189
PIMCO Real Return Portfolio ............................   Administrative          13.04          18,376
PIMCO Real Return Portfolio ............................   Administrative          13.59          10,910
PIMCO Real Return Portfolio ............................   Administrative          13.16         729,490

PIMCO StocksPLUS Growth and Income Portfolio ...........   Administrative        $ 12.07         249,012
PIMCO StocksPLUS Growth and Income Portfolio ...........   Administrative          12.27           3,381

T. Rowe Price Equity Income Portfolio ..................                A        $ 15.17       3,324,758

T. Rowe Price International Stock Portfolio ............                A        $ 10.90         639,953

T. Rowe Price Limited-Term Bond Portfolio ..............                A        $ 13.25         269,254

T. Rowe Price New America Growth Portfolio .............                A        $ 10.74          52,660

T. Rowe Price Personal Strategy Balanced Portfolio .....                A        $ 15.08         135,955

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004

                  Fund Name                                                      Option
--------------------------------------------------------   --------------------------------------------------
T. Rowe Price Prime Reserve Portfolio ..................   MONY Corporate Sponsored Variable Universal Life

UIF Equity Growth Portfolio ............................   MONY Corporate Sponsored Variable Universal Life

UIF Emerging Markets Equity Portfolio ..................   MONY Variable Universal Life
UIF Emerging Markets Equity Portfolio ..................   Survivorship Variable Universal Life
UIF Emerging Markets Debt Portfolio ....................   MONY Corporate Sponsored Variable Universal Life

UIF Core Plus Fixed Income Portfolio ...................   MONY Corporate Sponsored Variable Universal Life

UIF Global Value Equity Portfolio ......................   MONY Variable Universal Life
UIF Global Value Equity Portfolio ......................   Survivorship Variable Universal Life
UIF Global Value Equity Portfolio ......................   MONY Corporate Sponsored Variable Universal Life

UIF U.S. Real Estate Portfolio .........................   MONY Custom Equity Master
UIF U.S. Real Estate Portfolio .........................   MONY Variable Universal Life
UIF U.S. Real Estate Portfolio .........................   MONY Custom Estate Master
UIF U.S. Real Estate Portfolio .........................   Survivorship Variable Universal Life
UIF U.S. Real Estate Portfolio .........................   MONY Corporate Sponsored Variable Universal Life

UIF Value Portfolio ....................................   MONY Corporate Sponsored Variable Universal Life

Van Eck Worldwide Hard Assets Fund .....................   MONY Corporate Sponsored Variable Universal Life

Van Eck WorldWide Bond Fund ............................   MONY Corporate Sponsored Variable Universal Life

Van Eck WorldWide Emerging Markets Fund ................   MONY Corporate Sponsored Variable Universal Life

                                                                                            Units
                  Fund Name                                   Class     Unit Fair Value   Outstanding
--------------------------------------------------------   ----------- ----------------- ------------
T. Rowe Price Prime Reserve Portfolio ..................           A       $  11.89         831,624

UIF Equity Growth Portfolio ............................           1       $   7.80          30,654

UIF Emerging Markets Equity Portfolio ..................           1       $  16.23          28,909
UIF Emerging Markets Equity Portfolio ..................           1          15.28             577
UIF Emerging Markets Debt Portfolio ....................           1       $  14.51          29,344

UIF Core Plus Fixed Income Portfolio ...................           1       $  14.29         455,247

UIF Global Value Equity Portfolio ......................           1       $  12.34          30,643
UIF Global Value Equity Portfolio ......................           1          14.07             651
UIF Global Value Equity Portfolio ......................           1          11.58          67,770

UIF U.S. Real Estate Portfolio .........................           1       $  17.03          64,281
UIF U.S. Real Estate Portfolio .........................           1          18.56         110,557
UIF U.S. Real Estate Portfolio .........................           1          16.87          11,151
UIF U.S. Real Estate Portfolio .........................           1          17.29           1,901
UIF U.S. Real Estate Portfolio .........................           1          17.15         200,748

UIF Value Portfolio ....................................           1       $  15.16         195,886

Van Eck Worldwide Hard Assets Fund .....................     Initial       $  17.43          43,129

Van Eck WorldWide Bond Fund ............................     Initial       $  15.54          33,995

Van Eck WorldWide Emerging Markets Fund ................     Initial       $   9.99          77,227

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                          AIM V.I.         AIM V.I.
                                                         AIM V.I.        Financial          Health          AIM V.I.
                                                       Basic Value        Services         Sciences       Mid Cap Core
                                                           Fund             Fund             Fund         Equity Fund
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $           --   $        1,989   $            0   $          203
Expenses:
 Mortality and expense risk charges ...............             (679)            (717)          (1,411)            (250)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................             (679)           1,272           (1,411)             (47)
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            4,040           11,066            5,451            1,442
 Realized gain distributions ......................               --               --               --            5,997
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            4,040           11,066            5,451            7,439
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..           25,863            7,955           27,647            4,223
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       29,224   $       20,293   $       31,687   $       11,615
                                                      ==============   ==============   ==============   ==============

                                                         AIM V.I.      Alger American   Alger American    Dreyfus VIF
                                                        Technology        Balanced      MidCap Growth     Appreciation
                                                           Fund          Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $           --   $       34,078         $     --   $       36,417
Expenses:
 Mortality and expense risk charges ...............             (265)          (3,762)          (8,602)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................             (265)          30,316           (8,602)          36,417
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            3,499           56,230          511,651          130,780
 Realized gain distributions ......................               --               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            3,499           56,230          511,651          130,780
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..            3,366           13,900          492,084          (69,726)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $        6,600   $      100,446   $      995,133   $       97,471
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       Dreyfus VIF      Dreyfus VIF         Dreyfus
                                                      International    Small Company       Socially          Dreyfus
                                                          Value            Stock         Responsible      Stock Index
                                                        Portfolio        Portfolio       Growth Fund          Fund
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $      139,589   $           --   $        5,637   $    1,093,995
Expenses:
 Mortality and expense risk charges ...............               --               --           (4,973)         (70,699)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          139,589               --              664        1,023,296
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          498,758          134,613          (27,232)        (663,392)
 Realized gain distributions ......................          200,180          186,408               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          698,938          321,021          (27,232)        (663,392)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,485,607          157,997          106,357        5,722,131
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    2,324,134   $      479,018   $       79,789   $    6,082,035
                                                      ==============   ==============   ==============   ==============

                                                          Dreyfus      EQ/Enterprise
                                                       IP Small Cap       Capital       EQ/Enterprise    EQ/Enterprise
                                                        Stock Index     Appreciation        Equity       Equity Income
                                                         Portfolio       Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       26,493   $           --   $           --   $      165,704
Expenses:
 Mortality and expense risk charges ...............           (1,074)         (44,056)        (336,876)         (25,356)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           25,419          (44,056)        (336,876)         140,348
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          320,727          (27,295)      (1,465,230)          49,448
 Realized gain distributions ......................          151,683               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          472,410          (27,295)      (1,465,230)          49,448
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          822,924        1,357,239        8,932,003          869,489
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    1,320,753   $    1,285,888   $    7,129,897   $    1,059,285
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      EQ/Enterprise
                                                          Global       EQ/Enterprise                     EQ/Enterprise
                                                         Socially          Growth       EQ/Enterprise      High-Yield
                                                        Responsive       and Income         Growth            Bond
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $        1,754   $      290,973   $      192,708   $    1,740,967
Expenses:
 Mortality and expense risk charges ...............             (685)         (69,893)        (150,864)         (63,566)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................            1,069          221,080           41,844        1,677,401
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            4,393         (206,424)        (384,561)         936,496
 Realized gain distributions ......................            7,311               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................           11,704         (206,424)        (384,561)         936,496
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..           12,598        2,090,309        2,052,462       (1,308,675)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       25,371   $    2,104,965   $    1,709,745   $    1,305,222
                                                      ==============   ==============   ==============   ==============

                                                      EQ/Enterprise                     EQ/Enterprise    EQ/Enterprise
                                                      International    EQ/Enterprise      Multi-Cap      Short Duration
                                                         Growth           Managed           Growth            Bond
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $      166,470   $    2,685,661   $           --   $        2,593
Expenses:
 Mortality and expense risk charges ...............          (86,773)        (643,741)         (33,809)            (257)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           79,697        2,041,920          (33,809)           2,336
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..         (685,742)      (3,623,538)        (201,379)             (24)
 Realized gain distributions ......................           29,258               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................         (656,484)      (3,623,538)        (201,379)             (24)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,234,151        8,768,836          891,722           (1,218)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      657,364   $    7,187,218   $      656,534   $        1,094
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      EQ/Enterprise    EQ/Enterprise
                                                      Small Company    Small Company    EQ/Enterprise       EQ/MONY
                                                          Growth           Value         Total Return     Diversified
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $           --   $       12,021   $      631,456   $        2,478
Expenses:
 Mortality and expense risk charges ...............          (41,550)        (365,171)          (5,837)          (6,560)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          (41,550)        (353,150)         625,619           (4,082)
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          (15,436)         776,707          206,306          (31,718)
 Realized gain distributions ......................               --        1,967,123          865,007           21,848
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          (15,436)       2,743,830        1,071,313           (9,870)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,681,143       10,524,857         (352,927)         190,560
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    1,624,157   $   12,915,537   $    1,344,005   $      176,608
                                                      ==============   ==============   ==============   ==============

                                                                                           EQ/MONY          EQ/MONY
                                                         EQ/MONY          EQ/MONY         Government      Intermediate
                                                      Equity Growth    Equity Income      Securities       Term Bond
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $        3,847   $       19,933   $      897,281   $    1,264,694
Expenses:
 Mortality and expense risk charges ...............           (5,068)          (3,420)         (33,939)         (21,953)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           (1,221)          16,513          863,342        1,242,741
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          (63,204)         (10,407)         (76,430)          93,872
 Realized gain distributions ......................               --           53,482           72,503           19,522
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          (63,204)          43,075           (3,927)         113,394
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          203,423           41,508         (660,820)      (1,152,811)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      138,998   $      101,096   $      198,595   $      203,324
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         EQ/MONY          EQ/MONY        Fidelity VIP     Fidelity VIP
                                                        Long Term       Money Market        Growth       Asset Manager
                                                      Bond Portfolio      Portfolio       Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $    1,620,807   $      445,661   $       37,323   $      137,245
Expenses:
 Mortality and expense risk charges ...............          (37,779)         (59,334)         (39,808)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................        1,583,028          386,327           (2,485)         137,245
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          373,358               --          153,158           (8,271)
 Realized gain distributions ......................          453,717               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          827,075               --          153,158           (8,271)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..       (1,205,835)              --          395,677          115,981
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    1,204,268   $      386,327   $      546,350   $      244,955
                                                      ==============   ==============   ==============   ==============

                                                                        Fidelity VIP     Fidelity VIP       Franklin
                                                       Fidelity VIP        Growth           Growth           Income
                                                      Contrafund(R)    Opportunities      and Income       Securities
                                                        Portfolio        Portfolio        Portfolio           Fund
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       90,536   $        8,151   $       83,883   $        6,494
Expenses:
 Mortality and expense risk charges ...............          (48,525)          (6,650)              --             (747)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           42,011            1,501           83,883            5,747
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..        1,801,363           35,237           41,094            2,815
 Realized gain distributions ......................               --               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................        1,801,363           35,237           41,094            2,815
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,312,384           96,998          384,569           26,974
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    3,155,758   $      133,736   $      509,546   $       35,536
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         Franklin
                                                          Rising                            Janus            Janus
                                                        Dividends         Franklin       Aspen Series     Aspen Series
                                                        Securities      Zero Coupon     Mid Cap Growth      Balanced
                                                           Fund          Fund 2010        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $          846   $        1,090   $           --   $      149,008
Expenses:
 Mortality and expense risk charges ...............             (491)             (88)         (32,037)         (24,749)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................              355            1,002          (32,037)         124,259
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            1,484               56          294,266           14,654
 Realized gain distributions ......................            1,665               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            3,149               56          294,266           14,654
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..           14,356             (232)       1,860,351          377,215
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       17,860   $          826   $    2,122,580   $      516,128
                                                      ==============   ==============   ==============   ==============

                                                                           Janus            Janus
                                                       Janus Series     Aspen Series     Aspen Series        Janus
                                                         Capital          Flexible      International     Aspen Series
                                                       Appreciation        Income           Growth       Mid Cap Value
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       28,697   $      364,831   $       35,230   $       54,817
Expenses:
 Mortality and expense risk charges ...............          (47,087)          (2,025)          (4,762)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          (18,390)         362,806           30,468           54,817
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            7,094           81,223          210,314           97,930
 Realized gain distributions ......................               --           46,525               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            7,094          127,748          210,314           97,930
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        2,060,198         (258,273)         423,777          159,454
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    2,048,902   $      232,281   $      664,559   $      312,201
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           Janus
                                                       Aspen Series                      Lord Abbett
                                                        WorldWide       Lord Abbett         Growth        Lord Abbett
                                                          Growth       Bond-Debenture     and Income     Mid-Cap Value
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $      175,322   $       46,177   $       33,243   $       45,729
Expenses:
 Mortality and expense risk charges ...............          (52,198)          (2,650)         (11,057)         (10,906)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          123,124           43,527           22,186           34,823
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..         (533,460)          11,404           67,501          510,637
 Realized gain distributions ......................               --           10,748           33,792          232,951
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................         (533,460)          22,152          101,293          743,588
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,138,373           (5,123)         302,384        2,239,315
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      728,037   $       60,556   $      425,863   $    3,017,726
                                                      ==============   ==============   ==============   ==============

                                                                         MFS(R) New                          MFS(R)
                                                      MFS(R) Mid Cap     Discovery       MFS(R) Total      Utilities
                                                      Growth Series        Series       Return Series        Series
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $           --   $           --   $       54,449   $        5,293
Expenses:
 Mortality and expense risk charges ...............           (2,713)          (1,374)          (5,188)          (1,084)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           (2,713)          (1,374)          49,261            4,209
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..           12,761           40,765          115,253           21,096
 Realized gain distributions ......................               --               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................           12,761           40,765          115,253           21,096
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          100,587           44,679          248,817          104,333
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      110,635   $       84,070   $      413,331   $      129,638
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       Oppenheimer
                                                          Global        Oppenheimer                       PBHG Select
                                                        Securities     Main Street(R)    PBHG Mid-Cap        Value
                                                         Fund/VA          Fund/VA         Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $        2,533   $          691   $           --   $       14,591
Expenses:
 Mortality and expense risk charges ...............           (1,298)            (655)          (5,772)          (2,194)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................            1,235               36           (5,772)          12,397
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            5,411            3,948           37,246           (3,839)
 Realized gain distributions ......................               --               --           28,297               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            5,411            3,948           65,543           (3,839)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..           85,475           20,289          242,595           12,650
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       92,121   $       24,273   $      302,366   $       21,208
                                                      ==============   ==============   ==============   ==============

                                                                                             PIMCO
                                                                                          StocksPLUS
                                                       PIMCO Global        PIMCO            Growth       T. Rowe Price
                                                      Bond Portfolio    Real Return       and Income     Equity Income
                                                        (Unhedged)       Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       33,114   $      115,030   $       46,006   $      728,538
Expenses:
 Mortality and expense risk charges ...............           (6,205)         (14,463)          (8,793)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           26,909          100,567           37,213          728,538
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..           35,686          130,218           16,438        1,151,445
 Realized gain distributions ......................          128,063          443,476               --        1,081,382
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          163,749          573,694           16,438        2,232,827
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..            4,813          266,286          222,031        3,581,119
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      195,471   $      940,547   $      275,682   $    6,542,484
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                         T. Rowe Price
                                                      T. Rowe Price                     T. Rowe Price       Personal
                                                      International    T. Rowe Price     New America        Strategy
                                                          Stock         Limited-Term        Growth          Balanced
                                                        Portfolio      Bond Portfolio     Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       71,945   $       67,934   $          351   $       35,447
Expenses:
 Mortality and expense risk charges ...............               --               --               --               --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           71,945           67,934              351           35,447
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..           42,661           (3,775)          41,839           93,061
 Realized gain distributions ......................               --               --               --            8,176
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................           42,661           (3,775)          41,839          101,237
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          633,026          (42,671)          19,724           82,651
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      747,632   $       21,488   $       61,914   $      219,335
                                                      ==============   ==============   ==============   ==============

                                                      T. Rowe Price      UIF Equity      UIF Emerging     UIF Emerging
                                                      Prime Reserve        Growth       Markets Equity    Markets Debt
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       82,913   $          326   $        2,598   $       26,917
Expenses:
 Mortality and expense risk charges ...............               --               --           (1,343)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           82,913              326            1,255           26,917
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..               --           25,584           24,711           13,645
 Realized gain distributions ......................               --               --               --           12,580
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................               --           25,584           24,711           26,225
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..               --          (10,826)          56,728          (15,032)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       82,913   $       15,084   $       82,694   $       38,110
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      UIF Core Plus      UIF Global     UIF U.S. Real
                                                       Fixed Income     Value Equity        Estate         UIF Value
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $      237,313   $        6,676   $       74,303   $       24,261
Expenses:
 Mortality and expense risk charges ...............               --           (1,107)          (7,995)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          237,313            5,569           66,308           24,261
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          119,981            6,704          111,209          179,112
 Realized gain distributions ......................           14,287               --           86,499           76,861
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          134,268            6,704          197,708          255,973
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..         (108,646)         100,463        1,307,559          148,894
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      262,935   $      112,736   $    1,571,575   $      429,128
                                                      ==============   ==============   ==============   ==============

                                                                                            Van Eck
                                                         Van Eck          Van Eck          WorldWide
                                                      Worldwide Hard     WorldWide         Emerging
                                                       Assets Fund       Bond Fund       Markets Fund
                                                      --------------   --------------   --------------
Income:
 Dividend income ..................................   $          374   $        9,984   $        2,165
Expenses:
 Mortality and expense risk charges ...............               --               --               --
                                                      --------------   --------------   --------------
Net investment income (loss) ......................              374            9,984            2,165
                                                      --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..           13,171            3,895           26,370
 Realized gain distributions ......................               --               --               --
                                                      --------------   --------------   --------------
Realized gain (loss) ..............................           13,171            3,895           26,370
                                                      --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          120,912           18,188          119,282
                                                      --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      134,457   $       32,067   $      147,817
                                                      ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                  AIM V.I.                          AIM V.I.
                                                            Basic Value Fund (a)            Financial Services Fund
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $         (679)  $          (22)  $        1,272   $          547
 Net realized gain (loss) .........................            4,040              121           11,066           (1,583)
 Net change in unrealized appreciation
  (depreciation) ..................................           25,863            4,882            7,955           37,135
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           29,224            4,981           20,293           36,099
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          299,402           64,907           99,451          112,212
 Transfers between subaccounts, net ...............          (10,162)          12,305           (9,205)          22,493
 Transfers for contract benefits and
  terminations ....................................          (68,698)          (5,262)         (42,324)         (37,015)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          220,542           71,950           47,922           97,690
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          249,766           76,931           68,215          133,789

Net assets beginning of period ....................           76,931               --          206,609           72,820
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      326,697   $       76,931   $      274,824   $      206,609
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           26,870            7,234           12,419           14,098
 Units redeemed during the period .................           (7,866)            (535)          (8,266)          (4,086)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           19,004            6,699            4,153           10,012
                                                      ==============   ==============   ==============   ==============

                                                                  AIM V.I.                          AIM V.I.
                                                            Health Sciences Fund          Mid Cap Core Equity Fund (b)
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (1,411)  $         (826)  $          (47)  $          (26)
 Net realized gain (loss) .........................            5,451             (938)           7,439              290
 Net change in unrealized appreciation
  (depreciation) ..................................           27,647           64,964            4,223            1,662
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           31,687           63,200           11,615            1,926
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          147,474          198,723          130,559           25,554
 Transfers between subaccounts, net ...............           79,537           38,649           15,290            1,808
 Transfers for contract benefits and
  terminations ....................................          (79,539)         (57,212)         (28,889)          (4,148)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          147,472          180,160          116,960           23,214
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          179,159          243,360          128,575           25,140

Net assets beginning of period ....................          360,442          117,082           25,140               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      539,601   $      360,442   $      153,715   $       25,140
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           24,063           28,228           12,607            2,660
 Units redeemed during the period .................          (10,598)          (7,848)          (2,819)            (430)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           13,465           20,380            9,788            2,230
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  AIM V.I.                      Alger American
                                                              Technology Fund                 Balanced Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $         (265)  $         (159)  $       30,316   $       16,276
 Net realized gain (loss) .........................            3,499             (851)          56,230               50
 Net change in unrealized appreciation
  (depreciation) ..................................            3,366           14,917           13,900          144,587
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................            6,600           13,907          100,446          160,913
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........           36,450           46,144        1,718,424          573,063
 Transfers between subaccounts, net ...............            9,523              718         (130,664)         169,673
 Transfers for contract benefits and
  terminations ....................................          (19,069)         (19,660)        (278,853)        (131,229)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................           26,904           27,202        1,308,907          611,507
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............           33,504           41,109        1,409,353          772,420

Net assets beginning of period ....................           66,755           25,646        1,281,313          508,893
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      100,259   $       66,755   $    2,690,666   $    1,281,313
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           11,482            7,158          187,742           79,145
 Units redeemed during the period .................           (8,416)          (3,237)         (70,157)         (17,233)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....            3,066            3,921          117,585           61,912
                                                      ==============   ==============   ==============   ==============

                                                              Alger American                        Dreyfus
                                                          MidCap Growth Portfolio         VIF Appreciation Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (8,602)  $       (2,818)  $       36,417   $       31,473
 Net realized gain (loss) .........................          511,651           50,564          130,780          (65,452)
 Net change in unrealized appreciation
  (depreciation) ..................................          492,084          827,684          (69,726)         483,817
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          995,133          875,430           97,471          449,838
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,586,948        1,524,642          318,250          404,630
 Transfers between subaccounts, net ...............        2,652,259        1,219,267         (262,732)         (24,838)
 Transfers for contract benefits and
  terminations ....................................         (675,705)        (195,164)        (429,078)        (820,846)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        5,563,502        2,548,745         (373,560)        (441,054)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        6,558,635        3,424,175         (276,089)           8,784

Net assets beginning of period ....................        3,891,301          467,126        2,474,859        2,466,075
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   10,449,936   $    3,891,301   $    2,198,770   $    2,474,859
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          665,780          314,580           66,253           40,896
 Units redeemed during the period .................         (206,054)         (38,451)         (94,727)         (79,191)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          459,726          276,129          (28,474)         (38,295)
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  Dreyfus                           Dreyfus
                                                             VIF International                 VIF Small Company
                                                              Value Portfolio                   Stock Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      139,589   $       99,845   $            0   $        1,681
 Net realized gain (loss) .........................          698,938           (6,413)         321,021          (44,965)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,485,607        2,847,504          157,997          544,675
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        2,324,134        2,940,936          479,018          501,391
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,378,017        1,415,698          838,568           76,858
 Transfers between subaccounts, net ...............        2,246,806          576,419          279,869           78,696
 Transfers for contract benefits and
  terminations ....................................       (2,099,609)        (279,180)        (208,864)        (250,808)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        1,525,214        1,712,937          909,573          (95,254)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        3,849,348        4,653,873        1,388,591          406,137

Net assets beginning of period ....................       10,355,992        5,702,119        1,704,734        1,298,597
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   14,205,340   $   10,355,992   $    3,093,325   $    1,704,734
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          355,477          273,572          124,538           21,018
 Units redeemed during the period .................         (219,422)         (36,253)         (51,480)         (33,238)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          136,055          237,319           73,058          (12,220)
                                                      ==============   ==============   ==============   ==============

                                                                  Dreyfus
                                                            Socially Responsible                    Dreyfus
                                                                Growth Fund                    Stock Index Fund
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $          664   $       (2,355)  $    1,023,296   $      685,543
 Net realized gain (loss) .........................          (27,232)         (61,631)        (663,392)      (2,202,353)
 Net change in unrealized appreciation
  (depreciation) ..................................          106,357          302,123        5,722,131       14,153,675
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           79,789          238,137        6,082,035       12,636,865
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          393,644          452,478        9,159,700        7,377,797
 Transfers between subaccounts, net ...............           (6,628)         (14,054)        (357,211)      (1,864,396)
 Transfers for contract benefits and
  terminations ....................................         (286,962)        (256,519)      (5,590,629)      (6,487,331)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          100,054          181,905        3,211,860         (973,930)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          179,843          420,042        9,293,895       11,662,935

Net assets beginning of period ....................        1,281,116          861,074       56,019,266       44,356,331
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    1,460,959   $    1,281,116   $   65,313,161   $   56,019,266
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           72,567           85,595        1,107,210        1,239,124
 Units redeemed during the period .................          (58,141)         (56,584)        (820,857)      (1,218,496)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           14,426           29,011          286,353           20,628
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  Dreyfus                        EQ/Enterprise
                                                             IP Small Cap Stock              Capital Appreciation
                                                               Index Portfolio                     Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       25,419   $       10,474   $      (44,056)  $      (33,909)
 Net realized gain (loss) .........................          472,410           50,281          (27,295)        (231,605)
 Net change in unrealized appreciation
  (depreciation) ..................................          822,924        1,736,716        1,357,239        2,406,713
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,320,753        1,797,471        1,285,888        2,141,199
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          634,925        1,146,312        1,933,657        2,159,184
 Transfers between subaccounts, net ...............           93,327          627,092          170,661          139,244
 Transfers for contract benefits and
  terminations ....................................       (1,197,151)        (178,417)      (1,618,360)      (1,626,190)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................         (468,899)       1,594,987          485,958          672,238
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          851,854        3,392,458        1,771,846        2,813,437

Net assets beginning of period ....................        6,584,835        3,192,377        9,186,797        6,373,360
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    7,436,689   $    6,584,835   $   10,958,643   $    9,186,797
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           74,321          213,252          224,189          283,016
 Units redeemed during the period .................         (117,620)         (21,480)        (180,132)        (210,836)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          (43,299)         191,772           44,057           72,180
                                                      ==============   ==============   ==============   ==============

                                                               EQ/Enterprise                     EQ/Enterprise
                                                              Equity Portfolio              Equity Income Potfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $     (336,876)  $     (275,533)  $      140,348   $       45,557
 Net realized gain (loss) .........................       (1,465,230)      (2,968,560)          49,448          (73,176)
 Net change in unrealized appreciation
  (depreciation) ..................................        8,932,003       21,437,616          869,489        1,053,523
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        7,129,897       18,193,523        1,059,285        1,025,904
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........       11,091,138        9,762,858        1,476,497        1,408,552
 Transfers between subaccounts, net ...............         (979,343)        (232,668)       1,254,597          119,900
 Transfers for contract benefits and
  terminations ....................................       (8,776,459)      (8,310,556)        (965,808)        (728,596)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        1,335,336        1,219,634        1,765,286          799,856
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        8,465,233       19,413,157        2,824,571        1,825,760

Net assets beginning of period ....................       53,938,241       34,525,084        5,196,411        3,370,651
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   62,403,474   $   53,938,241   $    8,020,982   $    5,196,411
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          962,787          938,213          266,781          190,641
 Units redeemed during the period .................         (778,372)        (800,848)        (109,763)        (102,002)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          184,415          137,365          157,018           88,639
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/Enterprise                    EQ/Enterprise
                                                               Global Socially                 Growth and Income
                                                            Responsive Portfolio                   Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $        1,069   $           64   $      221,080   $       82,035
 Net realized gain (loss) .........................           11,704             (183)        (206,424)        (450,157)
 Net change in unrealized appreciation
  (depreciation) ..................................           12,598           28,056        2,090,309        3,619,020
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           25,371           27,937        2,104,965        3,250,898
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........           57,342           77,055        3,904,596        4,148,680
 Transfers between subaccounts, net ...............           37,324           23,445         (284,584)        (183,537)
 Transfers for contract benefits and
  terminations ....................................          (36,200)         (21,103)      (2,901,104)      (2,572,790)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................           58,466           79,397          718,908        1,392,353
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............           83,837          107,334        2,823,873        4,643,251

Net assets beginning of period ....................          156,801           49,467       15,791,503       11,148,252
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      240,638   $      156,801   $   18,615,376   $   15,791,503
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................            8,502           10,832          448,434          535,443
 Units redeemed during the period .................           (3,343)          (2,324)        (379,214)        (369,846)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....            5,159            8,508           69,220          165,597
                                                      ==============   ==============   ==============   ==============

                                                                                                 EQ/Enterprise
                                                               EQ/Enterprise                      High-Yield
                                                              Growth Portfolio                  Bond Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       41,844   $       43,476   $    1,677,401   $      232,758
 Net realized gain (loss) .........................         (384,561)      (1,058,791)         936,496           82,578
 Net change in unrealized appreciation
  (depreciation) ..................................        2,052,462        7,141,042       (1,308,675)       1,957,737
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,709,745        6,125,727        1,305,222        2,273,073
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........       10,604,468       11,967,997        3,120,450        1,980,706
 Transfers between subaccounts, net ...............          123,553        1,752,190           44,167          386,056
 Transfers for contract benefits and
  terminations ....................................       (8,389,346)      (7,394,387)      (1,973,964)      (1,755,987)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        2,338,675        6,325,800        1,190,653          610,775
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        4,048,420       12,451,527        2,495,875        2,883,848

Net assets beginning of period ....................       44,319,520       31,867,993       12,820,987        9,937,139
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   48,367,940   $   44,319,520   $   15,316,862   $   12,820,987
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................        1,567,088        1,873,905          467,787          290,830
 Units redeemed during the period .................       (1,327,532)      (1,058,646)        (384,307)        (239,055)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          239,556          815,259           83,480           51,775
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/Enterprise
                                                                International                   EQ/Enterprise
                                                              Growth Portfolio                 Managed Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       79,697   $      (14,471)  $    2,041,920   $      414,116
 Net realized gain (loss) .........................         (656,484)      (1,246,818)      (3,623,538)      (5,201,420)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,234,151        4,576,428        8,768,836       20,506,089
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          657,364        3,315,139        7,187,218       15,718,785
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        2,377,076        2,640,327       15,565,187       16,966,249
 Transfers between subaccounts, net ...............         (158,077)         495,659       (2,315,423)      (1,182,841)
 Transfers for contract benefits and
  terminations ....................................       (2,366,827)      (2,443,630)     (15,866,339)     (15,875,529)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................         (147,828)         692,356       (2,616,575)         (92,121)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          509,536        4,007,495        4,570,643       15,626,664

Net assets beginning of period ....................       14,420,126       10,412,631       93,883,861       78,257,197
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   14,929,662   $   14,420,126   $   98,454,504   $   93,883,861
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          257,375          423,305        1,036,382        1,332,927
 Units redeemed during the period .................         (259,628)        (333,507)      (1,109,187)      (1,226,346)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           (2,253)          89,798          (72,805)         106,581
                                                      ==============   ==============   ==============   ==============

                                                               EQ/Enterprise                     EQ/Enterprise
                                                                 Multi-Cap                      Short Duration
                                                              Growth Portfolio                 Bond Portfolio (a)
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      (33,809)  $      (26,102)  $        2,336   $          201
 Net realized gain (loss) .........................         (201,379)        (386,351)             (24)              (1)
 Net change in unrealized appreciation
  (depreciation) ..................................          891,722        2,502,777           (1,218)            (139)
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          656,534        2,090,324            1,094               61
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        2,682,876        2,864,860          119,416           17,661
 Transfers between subaccounts, net ...............         (144,663)         (11,006)             833                -
 Transfers for contract benefits and
  terminations ....................................       (1,954,536)      (1,880,768)         (19,945)          (1,396)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          583,677          973,086          100,304           16,265
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,240,211        3,063,410          101,398           16,326

Net assets beginning of period ....................        8,788,796        5,725,386           16,326               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   10,029,007   $    8,788,796   $      117,724   $       16,326
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          427,676          565,467           11,994            1,778
 Units redeemed during the period .................         (357,623)        (413,615)          (2,017)            (147)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           70,053          151,852            9,977            1,631
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Enterprise                      EQ/Enterprise
                                                               Small Company                      Small Company
                                                              Growth Portfolio                   Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      (41,550)  $      (29,854)  $     (353,150)  $     (233,992)
 Net realized gain (loss) .........................          (15,436)        (248,872)       2,743,830       (1,070,755)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,681,143        2,450,518       10,524,857       17,477,145
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,624,157        2,171,792       12,915,537       16,172,398
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,396,080        3,182,883       10,835,133       10,869,523
 Transfers between subaccounts, net ...............         (328,232)         884,135        2,039,934          674,364
 Transfers for contract benefits and
  terminations ....................................       (2,092,673)      (1,973,667)      (9,880,875)      (9,097,381)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          975,175        2,093,351        2,994,192        2,446,506
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,599,332        4,265,143       15,909,729       18,618,904

Net assets beginning of period ....................       12,485,993        8,220,850       61,739,220       43,120,316
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   15,085,325   $   12,485,993   $   77,648,949   $   61,739,220
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          403,922          449,753          779,636          812,601
 Units redeemed during the period .................         (317,147)        (227,707)        (562,131)        (597,777)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           86,775          222,046          217,505          214,824
                                                      ==============   ==============   ==============   ==============

                                                               EQ/Enterprise
                                                               Total Return                         EQ/MONY
                                                                 Portfolio                   Diversified Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      625,619   $      579,228   $       (4,082)  $        4,697
 Net realized gain (loss) .........................        1,071,313          442,947           (9,870)         (48,901)
 Net change in unrealized appreciation
  (depreciation) ..................................         (352,927)         147,806          190,560          289,982
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,344,005        1,169,981          176,608          245,778
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        5,889,513        5,810,003           53,011           60,088
 Transfers between subaccounts, net ...............        1,051,778        7,421,393           (1,593)              --
 Transfers for contract benefits and
  terminations ....................................       (4,021,078)      (1,004,777)         (85,117)         (94,315)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        2,920,213       12,226,619          (33,699)         (34,227)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        4,264,218       13,396,600          142,909          211,551

Net assets beginning of period ....................       27,406,753       14,010,153        1,063,698          852,147
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   31,670,971   $   27,406,753   $    1,206,607   $    1,063,698
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          766,205        1,240,613            1,032            1,375
 Units redeemed during the period .................         (512,199)        (106,200)          (1,645)          (2,069)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          254,006        1,134,413             (613)            (694)
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  EQ/MONY                           EQ/MONY
                                                          Equity Growth Portfolio           Equity Income Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (1,221)  $       (1,839)  $       16,513   $        6,097
 Net realized gain (loss) .........................          (63,204)         (40,026)          43,075          (29,779)
 Net change in unrealized appreciation
  (depreciation) ..................................          203,423          250,710           41,508          140,899
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          138,998          208,845          101,096          117,217
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........           38,390           38,528           27,436           24,181
 Transfers between subaccounts, net ...............              164              134            2,531           (8,202)
 Transfers for contract benefits and
  terminations ....................................         (113,984)         (54,940)         (45,965)         (51,214)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          (75,430)         (16,278)         (15,998)         (35,235)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............           63,568          192,567           85,098           81,982

Net assets beginning of period ....................          873,644          681,077          540,110          458,128
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      937,212   $      873,644   $      625,208   $      540,110
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................              563              670              415              438
 Units redeemed during the period .................           (1,641)            (924)            (638)          (1,041)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           (1,078)            (254)            (223)            (603)
                                                      ==============   ==============   ==============   ==============

                                                                  EQ/MONY                           EQ/MONY
                                                           Government Securities               Intermediate Term
                                                                 Portfolio                      Bond Portfolio
                                                      -------------------------------   -------------------------------
                                                          2004            2003            2004            2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      863,342   $      316,974   $    1,242,741   $      586,468
 Net realized gain (loss) .........................           (3,927)         220,495          113,394          178,419
 Net change in unrealized appreciation
  (depreciation) ..................................         (660,820)        (373,943)      (1,152,811)        (382,401)
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          198,595          163,526          203,324          382,486
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        5,938,669        4,914,960        1,405,850        2,045,163
 Transfers between subaccounts, net ...............       (3,297,803)         501,525         (383,060)        (151,834)
 Transfers for contract benefits and
  terminations ....................................       (1,762,580)      (2,783,680)      (1,371,741)      (1,571,601)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          878,286        2,632,805         (348,951)         321,728
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,076,881        2,796,331         (145,627)         704,214

Net assets beginning of period ....................       13,324,558       10,528,227       12,885,109       12,180,895
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   14,401,439   $   13,324,558   $   12,739,482   $   12,885,109
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          685,738          558,593          224,158          243,489
 Units redeemed during the period .................         (610,754)        (348,417)        (247,357)        (220,464)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           74,984          210,176          (23,199)          23,025
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  EQ/MONY                           EQ/MONY
                                                          Long Term Bond Portfolio           Money Market Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $    1,583,028   $      820,218   $      386,327   $      359,426
 Net realized gain (loss) .........................          827,075          230,659               --               --
 Net change in unrealized appreciation
  (depreciation) ..................................       (1,205,835)        (456,439)              --               --
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,204,268          594,438          386,327          359,426
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        2,399,214        3,203,887       11,704,538       22,039,251
 Transfers between subaccounts, net ...............       (1,378,734)       1,804,502       (4,165,316)     (15,583,262)
 Transfers for contract benefits and
  terminations ....................................       (1,935,963)      (1,909,401)      (6,742,991)     (11,088,825)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................         (915,483)       3,098,988          796,231       (4,632,836)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          288,785        3,693,426        1,182,558       (4,273,410)

Net assets beginning of period ....................       15,596,925       11,903,499       44,948,713       49,222,123
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   15,885,710   $   15,596,925   $   46,131,271   $   44,948,713
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          293,599          439,774        2,508,491        2,783,651
 Units redeemed during the period .................         (341,004)        (217,764)      (2,433,685)      (3,138,414)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          (47,405)         222,010           74,806         (354,763)
                                                      ==============   ==============   ==============   ==============

                                                                Fidelity VIP                      Fidelity VIP
                                                              Growth Portfolio               Asset Manager Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (2,485)  $       (2,442)  $      137,245   $      156,571
 Net realized gain (loss) .........................          153,158         (350,015)          (8,271)         (35,900)
 Net change in unrealized appreciation
  (depreciation) ..................................          395,677        4,625,528          115,981          633,687
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          546,350        4,273,071          244,955          754,358
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,215,156        3,969,591          371,588          308,919
 Transfers between subaccounts, net ...............          298,800          797,876         (947,346)          15,974
 Transfers for contract benefits and
  terminations ....................................       (3,270,737)      (1,785,607)        (227,014)        (208,834)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          243,219        2,981,860         (802,772)         116,059
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          789,569        7,254,931         (557,817)         870,417

Net assets beginning of period ....................       18,575,301       11,320,370        5,064,244        4,193,827
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   19,364,870   $   18,575,301   $    4,506,427   $    5,064,244
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          670,367          869,084          126,246           49,507
 Units redeemed during the period .................         (645,574)        (409,372)        (204,590)         (37,965)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           24,793          459,712          (78,344)          11,542
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 Fidelity VIP
                                                               Fidelity VIP                  Growth Opportunities
                                                          Contrafund(R) Portfolio                  Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       42,011   $       15,816   $        1,501   $        3,266
 Net realized gain (loss) .........................        1,801,363         (132,258)          35,237          (35,791)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,312,384        3,671,053           96,998          399,499
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        3,155,758        3,554,611          133,736          366,974
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        9,466,161        7,322,628          462,501          481,857
 Transfers between subaccounts, net ...............       (8,222,679)         630,830          213,261           28,964
 Transfers for contract benefits and
  terminations ....................................       (2,164,361)      (2,055,590)        (352,905)        (379,863)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................         (920,879)       5,897,868          322,857          130,958
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,234,879        9,452,479          456,593          497,932

Net assets beginning of period ....................       21,054,188       11,601,709        1,659,526        1,161,594
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   23,289,067   $   21,054,188   $    2,116,119   $    1,659,526
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................        1,239,689          961,515          141,488          107,185
 Units redeemed during the period .................       (1,318,475)        (348,999)        (100,658)         (85,830)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          (78,786)         612,516           40,830           21,355
                                                      ==============   ==============   ==============   ==============

                                                                Fidelity VIP                       Franklin
                                                        Growth and Income Portfolio        Income Securities Fund (a)
                                                      -------------------------------   -------------------------------
                                                          2004           2003          2004         2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       83,883   $       89,768   $        5,747   $          (33)
 Net realized gain (loss) .........................           41,094         (208,749)           2,815              161
 Net change in unrealized appreciation
  (depreciation) ..................................          384,569        1,860,408           26,974            3,760
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          509,546        1,741,427           35,536            3,888
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          983,082          861,095          267,759           68,851
 Transfers between subaccounts, net ...............       (1,646,338)         405,748           42,711            1,572
 Transfers for contract benefits and
  terminations ....................................         (524,150)        (422,156)         (47,834)          (4,414)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................       (1,187,406)         844,687          262,636           66,009
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............         (677,860)       2,586,114          298,172           69,897

Net assets beginning of period ....................        9,600,233        7,014,119           69,897               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    8,922,373   $    9,600,233   $      368,069   $       69,897
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          142,956          305,505           27,422            6,648
 Units redeemed during the period .................         (271,158)        (204,546)          (4,812)            (439)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....         (128,202)         100,959           22,610            6,209
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  Franklin
                                                              Rising Dividends                     Franklin
                                                            Securities Fund (a)            Zero Coupon Fund 2010 (c)
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $          355   $          (21)  $        1,002   $           (4)
 Net realized gain (loss) .........................            3,149               45               56               (1)
 Net change in unrealized appreciation
  (depreciation) ..................................           14,356            1,976             (232)              90
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           17,860            2,000              826               85
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          188,887           37,198           29,527            4,087
 Transfers between subaccounts, net ...............           44,606              675            6,509            8,228
 Transfers for contract benefits and
  terminations ....................................          (44,274)          (2,615)          (7,692)            (470)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          189,219           35,258           28,344           11,845
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          207,079           37,258           29,170           11,930

Net assets beginning of period ....................           37,258               --           11,930               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      244,337   $       37,258   $       41,100   $       11,930
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           21,696            3,544            3,657            1,220
 Units redeemed during the period .................           (5,507)            (260)            (966)             (55)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           16,189            3,284            2,691            1,165
                                                      ==============   ==============   ==============   ==============

                                                                   Janus                             Janus
                                                                Aspen Series                      Aspen Series
                                                         Mid Cap Growth Portfolio              Balanced Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      (32,037)  $      (22,987)  $      124,259   $      101,942
 Net realized gain (loss) .........................          294,266         (266,114)          14,654          (43,362)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,860,351        2,714,879          377,215          640,738
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        2,122,580        2,425,778          516,128          699,318
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,418,799        2,649,448        1,415,949        1,648,487
 Transfers between subaccounts, net ...............         (589,467)          61,265          (34,734)         256,044
 Transfers for contract benefits and
  terminations ....................................       (1,882,006)      (1,941,778)      (1,050,652)      (1,148,084)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          947,326          768,935          330,563          756,447
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        3,069,906        3,194,713          846,691        1,455,765

Net assets beginning of period ....................        9,779,934        6,585,221        6,102,151        4,646,386
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   12,849,840   $    9,779,934   $    6,948,842   $    6,102,151
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          860,891          788,940          158,077          228,818
 Units redeemed during the period .................         (692,743)        (631,767)        (126,770)        (149,311)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          168,148          157,173           31,307           79,507
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   Janus                             Janus
                                                              Series Capital                     Aspen Series
                                                          Appreciation Portfolio           Flexible Income Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      (18,390)  $        9,145   $      362,806   $      293,785
 Net realized gain (loss) .........................            7,094         (374,722)         127,748          564,937
 Net change in unrealized appreciation
  (depreciation) ..................................        2,060,198        2,299,996         (258,273)        (394,445)
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        2,048,902        1,934,419          232,281          464,277
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        2,609,365        2,856,807        1,102,717        1,401,147
 Transfers between subaccounts, net ...............         (705,671)         443,137         (123,796)      (6,017,181)
 Transfers for contract benefits and
  terminations ....................................       (1,944,190)      (1,906,658)      (1,136,821)        (496,034)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          (40,496)       1,393,286         (157,900)      (5,112,068)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,008,406        3,327,705           74,381       (4,647,791)

Net assets beginning of period ....................       11,566,157        8,238,452        6,421,854       11,069,645
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   13,574,563   $   11,566,157   $    6,496,235   $    6,421,854
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          402,640          639,073          137,059          199,614
 Units redeemed during the period .................         (429,701)        (401,822)        (146,915)        (601,207)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          (27,061)         237,251           (9,856)        (401,593)
                                                      ==============   ==============   ==============   ==============

                                                                   Janus                             Janus
                                                               Aspen Series                      Aspen Series
                                                      International Growth Portfolio        Mid Cap Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       30,468   $       22,517   $       54,817   $        2,237
 Net realized gain (loss) .........................          210,314         (100,407)          97,930          (18,624)
 Net change in unrealized appreciation
  (depreciation) ..................................          423,777          792,108          159,454          678,224
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          664,559          714,218          312,201          661,837
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,497,903          826,425          362,454          260,615
 Transfers between subaccounts, net ...............          (54,612)         119,478         (909,173)          90,482
 Transfers for contract benefits and
  terminations ....................................         (462,880)        (322,586)        (115,297)         (93,468)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          980,411          623,317         (662,016)         257,629
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,644,970        1,337,535         (349,815)         919,466

Net assets beginning of period ....................        2,871,752        1,534,217        2,222,583        1,303,117
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    4,516,722   $    2,871,752   $    1,872,768   $    2,222,583
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          309,324          163,793           46,783           51,141
 Units redeemed during the period .................         (208,808)         (81,399)        (109,951)         (12,961)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          100,516           82,394          (63,168)          38,180
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   Janus
                                                               Aspen Series                       Lord Abbett
                                                        Worldwide Growth Portfolio         Bond-Debenture Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      123,124   $      117,372   $       43,527   $       20,272
 Net realized gain (loss) .........................         (533,460)      (1,135,200)          22,152            6,684
 Net change in unrealized appreciation
  (depreciation) ..................................        1,138,373        4,203,760           (5,123)          30,816
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          728,037        3,185,932           60,556           57,772
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,715,951        3,516,193          418,179          252,143
 Transfers between subaccounts, net ...............       (1,054,543)      (1,319,355)          32,628          130,102
 Transfers for contract benefits and
  terminations ....................................       (2,296,629)      (2,442,329)        (147,834)         (69,176)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          364,779         (245,491)         302,973          313,069
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,092,816        2,940,441          363,529          370,841

Net assets beginning of period ....................       16,865,610       13,925,169          565,869          195,028
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   17,958,426   $   16,865,610   $      929,398   $      565,869
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          663,547          681,121           39,223           33,533
 Units redeemed during the period .................         (624,571)        (736,104)         (15,555)          (6,877)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           38,976          (54,983)          23,668           26,656
                                                      ==============   ==============   ==============   ==============

                                                                Lord Abbett                       Lord Abbett
                                                        Growth and Income Portfolio         Mid-Cap Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       22,186   $        9,173   $       34,823   $       38,349
 Net realized gain (loss) .........................          101,293           (3,935)         743,588          106,967
 Net change in unrealized appreciation
  (depreciation) ..................................          302,384          404,129        2,239,315        1,657,354
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          425,863          409,367        3,017,726        1,802,670
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,495,297          945,350        2,107,149        2,206,372
 Transfers between subaccounts, net ...............          510,440          661,671        4,592,144        1,862,595
 Transfers for contract benefits and
  terminations ....................................         (600,173)        (263,240)      (1,768,211)        (487,805)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        1,405,564        1,343,781        4,931,082        3,581,162
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,831,427        1,753,148        7,948,808        5,383,832

Net assets beginning of period ....................        2,390,643          637,495        9,358,146        3,974,314
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    4,222,070   $    2,390,643   $   17,306,954   $    9,358,146
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          199,736          173,468          659,039          483,577
 Units redeemed during the period .................          (76,017)         (32,627)        (240,093)         (84,766)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          123,719          140,841          418,946          398,811
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   MFS(R)                            MFS(R)
                                                           Mid Cap Growth Series              New Discovery Series
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (2,713)  $       (1,408)  $       (1,374)  $         (885)
 Net realized gain (loss) .........................           12,761           (3,346)          40,765            5,680
 Net change in unrealized appreciation
  (depreciation) ..................................          100,587          130,524           44,679          111,049
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          110,635          125,770           84,070          115,844
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          384,943          329,519          816,084          207,626
 Transfers between subaccounts, net ...............            2,723           43,560          610,362          241,845
 Transfers for contract benefits and
  terminations ....................................         (158,928)         (93,299)        (127,157)         (67,681)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          228,738          279,780        1,299,289          381,790
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          339,373          405,550        1,383,359          497,634

Net assets beginning of period ....................          626,033          220,483          701,426          203,792
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      965,406   $      626,033   $    2,084,785   $      701,426
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           45,035           50,161          196,298           54,758
 Units redeemed during the period .................          (20,318)         (13,579)         (77,875)         (13,465)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           24,717           36,582          118,423           41,293
                                                      ==============   ==============   ==============   ==============

                                                                   MFS(R)                            MFS(R)
                                                            Total Return Series                 Utilities Series
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       49,261   $       21,716   $        4,209   $        1,828
 Net realized gain (loss) .........................          115,253           11,758           21,096            2,226
 Net change in unrealized appreciation
  (depreciation) ..................................          248,817          235,514          104,333           39,578
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          413,331          268,988          129,638           43,632
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,231,681          926,949          212,060          153,634
 Transfers between subaccounts, net ...............        1,060,340          610,537          125,812           69,865
 Transfers for contract benefits and
  terminations ....................................         (363,774)        (276,573)         (86,389)         (32,463)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        1,928,247        1,260,913          251,483          191,036
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,341,578        1,529,901          381,121          234,668

Net assets beginning of period ....................        2,203,021          673,120          279,069           44,401
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    4,544,599   $    2,203,021   $      660,190   $      279,069
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          272,213          173,105           30,667           23,879
 Units redeemed during the period .................         (100,541)         (44,144)         (11,393)          (5,637)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          171,672          128,961           19,274           18,242
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                Oppenheimer                       Oppenheimer
                                                             Global Securities                   Main Street(R)
                                                                 Fund/VA (d)                      Fund/VA (e)
                                                      -------------------------------   -------------------------------
                                                         2004         2003         2004         2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $        1,235   $         (101)  $           36   $          (45)
 Net realized gain (loss) .........................            5,411              126            3,948               48
 Net change in unrealized appreciation
  (depreciation) ..................................           85,475           15,375           20,289            4,456
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           92,121           15,400           24,273            4,459
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          533,050          131,950          299,404           68,210
 Transfers between subaccounts, net ...............           10,693           15,273           (3,575)              63
 Transfers for contract benefits and
  terminations ....................................         (124,509)          (9,542)         (55,199)          (4,479)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          419,234          137,681          240,630           63,794
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          511,355          153,081          264,903           68,253

Net assets beginning of period ....................          153,081               --           68,253               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      664,436   $      153,081   $      333,156   $       68,253
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           43,573           12,946           27,717            6,398
 Units redeemed during the period .................          (11,476)            (897)          (6,890)            (427)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           32,097           12,049           20,827            5,971
                                                      ==============   ==============   ==============   ==============

                                                                PBHG Mid-Cap                      PBHG Select
                                                                 Portfolio                      Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (5,772)  $       (3,266)  $       12,397   $        9,736
 Net realized gain (loss) .........................           65,543           (4,002)          (3,839)          (4,913)
 Net change in unrealized appreciation
  (depreciation) ..................................          242,595          307,614           12,650           72,951
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          302,366          300,346           21,208           77,774
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          713,480          672,318          271,431          271,862
 Transfers between subaccounts, net ...............          (23,214)          48,777            3,689           20,161
 Transfers for contract benefits and
  terminations ....................................         (393,829)        (201,317)        (100,375)         (63,076)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          296,437          519,778          174,745          228,947
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          598,803          820,124          195,953          306,721

Net assets beginning of period ....................        1,411,266          591,142          548,746          242,025
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    2,010,069   $    1,411,266   $      744,699   $      548,746
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           67,043           77,453           31,214           36,629
 Units redeemed during the period .................          (42,766)         (24,652)         (12,331)          (8,661)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           24,277           52,801           18,883           27,968
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   PIMCO                             PIMCO
                                                                Global Bond                       Real Return
                                                            Portfolio (Unhedged)                   Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       26,909   $       20,951   $      100,567   $      168,075
 Net realized gain (loss) .........................          163,749           62,909          573,694          263,963
 Net change in unrealized appreciation
  (depreciation) ..................................            4,813           69,529          266,286          136,167
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          195,471          153,389          940,547          568,205
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          825,220        1,080,923        3,377,919        6,119,383
 Transfers between subaccounts, net ...............            4,345         (164,249)       1,936,027          388,548
 Transfers for contract benefits and
  terminations ....................................         (367,207)        (314,530)      (1,121,465)        (751,648)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          462,358          602,144        4,192,481        5,756,283
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          657,829          755,533        5,133,028        6,324,488

Net assets beginning of period ....................        1,480,154          724,621        9,378,336        3,053,848
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    2,137,983   $    1,480,154   $   14,511,364   $    9,378,336
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           76,504          126,293          559,285          638,468
 Units redeemed during the period .................          (42,425)         (77,955)        (234,329)        (140,669)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           34,079           48,338          324,956          497,799
                                                      ==============   ==============   ==============   ==============

                                                                   PIMCO                         T. Rowe Price
                                                              StocksPLUS Growth                  Equity Income
                                                            and Income Portfolio                   Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       37,213   $       27,803   $      728,538   $      696,592
 Net realized gain (loss) .........................           16,438          (12,181)       2,232,827         (284,558)
 Net change in unrealized appreciation
  (depreciation) ..................................          222,031          353,511        3,581,119        9,724,812
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          275,682          369,133        6,542,484       10,136,846
                                                      --------------   --------------   --------------   --------------
Contract transactions:

 Payments received from contract owners ...........        1,214,902        1,015,685        2,361,863        5,699,671
 Transfers between subaccounts, net ...............           (8,119)         127,487        1,668,805        1,220,863
 Transfers for contract benefits and
  terminations ....................................         (484,196)        (224,761)      (8,446,424)      (2,145,416)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          722,587          918,411       (4,415,756)       4,775,118
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          998,269        1,287,544        2,126,728       14,911,964

Net assets beginning of period ....................        2,048,378          760,834       48,300,675       33,388,711
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    3,046,647   $    2,048,378   $   50,427,403   $   48,300,675
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          115,699          127,208          421,204          703,505
 Units redeemed during the period .................          (50,624)         (30,296)        (756,097)        (218,728)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           65,075           96,912         (334,893)         484,777
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               T. Rowe Price                     T. Rowe Price
                                                               International                     Limited-Term
                                                               Stock Portfolio                   Bond Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004            2003              2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       71,945   $       37,387   $       67,934   $       48,808
 Net realized gain (loss) .........................           42,661          (63,660)          (3,775)          13,089
 Net change in unrealized appreciation
  (depreciation) ..................................          633,026          814,482          (42,671)         (10,370)
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          747,632          788,209           21,488           51,527
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,558,114        1,476,121          582,642          824,590
 Transfers between subaccounts, net ...............          964,474          384,184        1,612,615           16,027
 Transfers for contract benefits and
  terminations ....................................         (500,348)        (344,186)        (231,449)        (294,464)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        2,022,240        1,516,119        1,963,808          546,153
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,769,872        2,304,328        1,985,296          597,680

Net assets beginning of period ....................        4,205,729        1,901,401        1,581,846          984,166
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    6,975,601   $    4,205,729   $    3,567,142   $    1,581,846
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          289,924          232,616          193,284          101,589
 Units redeemed during the period .................          (88,960)         (52,662)         (44,746)         (59,180)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          200,964          179,954          148,538           42,409
                                                      ==============   ==============   ==============   ==============

                                                               T. Rowe Price                    T. Rowe Price
                                                                New America                   Personal Strategy
                                                              Growth Portfolio                Balanced Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $          351   $            0   $       35,447   $       26,335
 Net realized gain (loss) .........................           41,839          (50,947)         101,237           14,305
 Net change in unrealized appreciation
  (depreciation) ..................................           19,724          184,693           82,651          227,510
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           61,914          133,746          219,335          268,150
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........           69,019           69,392          331,659          296,735
 Transfers between subaccounts, net ...............           59,290           63,513          165,318           94,039
 Transfers for contract benefits and
  terminations ....................................         (168,715)        (162,896)        (126,539)        (288,337)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          (40,406)         (29,991)         370,438          102,437
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............           21,508          103,755          589,773          370,587

Net assets beginning of period ....................          543,826          440,071        1,460,156        1,089,569
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      565,334   $      543,826   $    2,049,929   $    1,460,156
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           22,400           20,498           60,329           59,018
 Units redeemed during the period .................          (25,909)         (25,738)         (33,613)         (51,503)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           (3,509)          (5,240)          26,716            7,515
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               T. Rowe Price                      UIF Equity
                                                          Prime Reserve Portfolio              Growth Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       82,913   $       28,992   $          326   $            0
 Net realized gain (loss) .........................               --               --           25,584            6,165
 Net change in unrealized appreciation
  (depreciation) ..................................               --               --          (10,826)          34,332
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           82,913           28,992           15,084           40,497
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        5,313,414          929,942           43,905           70,937
 Transfers between subaccounts, net ...............          671,190        2,102,202           19,296          (30,173)
 Transfers for contract benefits and
  terminations ....................................         (768,018)        (735,861)         (27,158)         (55,734)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        5,216,586        2,296,283           36,043          (14,970)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        5,299,499        2,325,275           51,127           25,527

Net assets beginning of period ....................        4,585,911        2,260,636          188,118          162,591
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    9,885,410   $    4,585,911   $      239,245   $      188,118
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          841,690          428,489           33,277           23,250
 Units redeemed during the period .................         (399,280)        (232,460)         (28,599)         (25,320)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          442,410          196,029            4,678           (2,070)
                                                      ==============   ==============   ==============   ==============

                                                                UIF Emerging                      UIF Emerging
                                                          Markets Equity Portfolio          Markets Debt Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $        1,255   $         (701)  $       26,917   $            0
 Net realized gain (loss) .........................           24,711             (662)          26,225           10,727
 Net change in unrealized appreciation
  (depreciation) ..................................           56,728           96,568          (15,032)          38,035
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           82,694           95,205           38,110           48,762
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          144,972          141,062           52,966           26,863
 Transfers between subaccounts, net ...............           12,544           26,087          116,881           33,335
 Transfers for contract benefits and
  terminations ....................................          (84,551)         (47,946)         (12,091)         (23,528)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................           72,965          119,203          157,756           36,670
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          155,659          214,408          195,866           85,432

Net assets beginning of period ....................          322,262          107,854          230,010          144,578
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      477,921   $      322,262   $      425,876   $      230,010
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           15,612           17,511           17,007            7,887
 Units redeemed during the period .................          (10,540)          (5,283)          (5,106)          (4,464)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....            5,072           12,228           11,901            3,423
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            UIF Core Plus Fixed                UIF Global Value
                                                              Income Portfolio                 Equity Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      237,313   $        3,634   $        5,569   $         (550)
 Net realized gain (loss) .........................          134,268           68,233            6,704            2,292
 Net change in unrealized appreciation
  (depreciation) ..................................         (108,646)         201,117          100,463           54,566
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          262,935          272,984          112,736           56,308
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          708,308          179,114          154,934          123,933
 Transfers between subaccounts, net ...............          187,223          136,924          714,762           34,827
 Transfers for contract benefits and
  terminations ....................................         (839,444)        (298,908)         (80,185)         (36,686)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................           56,087           17,130          789,511          122,074
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          319,022          290,114          902,247          178,382

Net assets beginning of period ....................        6,186,564        5,896,450          269,791           91,409
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    6,505,586   $    6,186,564   $    1,172,038   $      269,791
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           95,289           26,267           93,107           21,536
 Units redeemed during the period .................          (91,869)         (25,054)         (18,746)          (7,718)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....            3,420            1,213           74,361           13,818
                                                      ==============   ==============   ==============   ==============

                                                      UIF U.S. Real Estate Portfolio          UIF Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       66,308   $       (3,075)  $       24,261   $            0
 Net realized gain (loss) .........................          197,708          (12,923)         255,973           28,583
 Net change in unrealized appreciation
  (depreciation) ..................................        1,307,559          537,782          148,894          148,547
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,571,575          521,784          429,128          177,130
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,287,893          788,258        1,835,479          130,007
 Transfers between subaccounts, net ...............        1,955,422          280,957          (23,737)         296,651
 Transfers for contract benefits and
  terminations ....................................         (563,618)        (248,165)         (92,518)         (43,231)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        2,679,697          821,050        1,719,224          383,427
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        4,251,272        1,342,834        2,148,352          560,557

Net assets beginning of period ....................        2,558,354        1,215,520          820,452          259,895
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    6,809,626   $    2,558,354   $    2,968,804   $      820,452
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          243,049          118,462          195,931           73,184
 Units redeemed during the period .................          (52,290)         (51,333)         (63,833)         (36,488)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          190,759           67,129          132,098           36,696
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                              Van Eck Worldwide                Van Eck WorldWide
                                                              Hard Assets Fund                     Bond Fund
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $          374   $          766   $        9,984   $        2,048
 Net realized gain (loss) .........................           13,171           14,149            3,895           10,399
 Net change in unrealized appreciation
  (depreciation) ..................................          120,912            1,744           18,188            8,447
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          134,457           16,659           32,067           20,894
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          148,746           31,218           97,862           13,842
 Transfers between subaccounts, net ...............          395,813           15,421          291,367           28,021
 Transfers for contract benefits and
  terminations ....................................          (15,857)        (134,137)         (10,482)         (45,129)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          528,702          (87,498)         378,747           (3,266)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          663,159          (70,839)         410,814           17,628

Net assets beginning of period ....................           88,612          159,451          117,390           99,762
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      751,771   $       88,612   $      528,204   $      117,390
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           48,439           11,008           29,794            7,363
 Units redeemed during the period .................          (11,613)         (21,159)          (4,045)          (7,397)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           36,826          (10,151)          25,749              (34)
                                                      ==============   ==============   ==============   ==============

                                                             Van Eck WorldWide
                                                           Emerging Markets Fund
                                                      -------------------------------
                                                           2004             2003
                                                      --------------   --------------
From operations:
 Net investment income (loss) .....................   $        2,165   $           96
 Net realized gain (loss) .........................           26,370           29,839
 Net change in unrealized appreciation
  (depreciation) ..................................          119,282           10,397
                                                      --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          147,817           40,332
                                                      --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          361,968           23,126
 Transfers between subaccounts, net ...............          128,188           72,097
 Transfers for contract benefits and
  terminations ....................................          (23,883)         (47,367)
                                                      --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          466,273           47,856
                                                      --------------   --------------
Net increase (decrease) in net assets .............          614,090           88,188

Net assets beginning of period ....................          157,638           69,450
                                                      --------------   --------------
Net assets end of period ..........................   $      771,728   $      157,638
                                                      ==============   ==============
 Units issued during the period ...................           96,385           62,795
 Units redeemed during the period .................          (39,017)         (56,426)
                                                      --------------   --------------
 Net units issued (redeemed) during the period ....           57,368            6,369
                                                      ==============   ==============

----------
(a) Commenced operations on July 7, 2003
(b) Commenced operations on July 2, 2003
(c) Commenced operations on August 12, 2003
(d) Commenced operations on June 23, 2003
(e) Commenced operations on June 27, 2003

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004, The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America) merged with AXA Financial, Inc. ("AXA Financial"), and AIMA Acquisition Co. ("AIMA"), upon which MONY Group became a wholly-owned subsidiary of AXA Financial (the "Merger").

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal
   Life), and Survivorship Variable Universal Life, collectively, the "Variable Life Insurance Policies". These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   There are seventy-nine MONY America Life subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the AIM Variable Insurance Funds, Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Universal Institutional Funds, or Van Eck Worldwide Insurance Trust (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund, Inc. (the "Fund") and the Enterprise Accumulation Trust ("Enterprise"). Effective July 9, 2004 the Fund and Enterprise merged into EQAT. The Fund and Enterprise were affiliated with MONY America.

   The Variable Account consists of the following variable investment options:

   o AIM V.I. Basic Value Fund                                  o EQ/MONY Diversified Portfolio(4)
   o AIM V.I. Financial Services Fund(1)                        o EQ/MONY Equity Growth Portfolio(4)
   o AIM V.I. Health Sciences Fund(2)                           o EQ/MONY Equity Income Portfolio(4)
   o AIM V.I. Mid Cap Core Equity Fund                          o EQ/MONY Government Securities Portfolio(4)
   o AIM V.I. Technology Fund(3)                                o EQ/MONY Intermediate Term Bond Portfolio(4)
   o Alger American Balanced Portfolio                          o EQ/MONY Long Term Bond Portfolio(4)
   o Alger American MidCap Growth Portfolio                     o EQ/MONY Money Market Portfolio(4)
   o Dreyfus VIF Appreciation Portfolio                         o Fidelity VIP Growth Portfolio
   o Dreyfus VIF International Value Portfolio                  o Fidelity VIP Asset ManagerSM Portfolio
   o Dreyfus VIF Small Company Stock Portfolio                  o Fidelity VIP Contrafund(R) Portfolio
   o Dreyfus Socially Responsible Growth Fund                   o Fidelity VIP Growth Opportunities Portfolio
   o Dreyfus Stock Index Fund                                   o Fidelity VIP Growth and Income Portfolio
   o Dreyfus IP Small Cap Stock Index Portfolio(4)              o Franklin Income Securities Fund
   o EQ/Enterprise Capital Appreciation Portfolio(4)            o Franklin Rising Dividends Securities Fund
   o EQ/Enterprise Equity Portfolio(4)                          o Franklin Zero Coupon Fund 2010
   o EQ/Enterprise Equity Income Portfolio(4)                   o Janus Aspen Series Mid Cap Growth Portfolio
   o EQ/Enterprise Global Socially Responsive Portfolio(4)      o Janus Aspen Series Balanced Portfolio
   o EQ/Enterprise Growth and Income Portfolio(4)               o Janus Aspen Series Capital Appreciation Portfolio
   o EQ/Enterprise Growth Portfolio(4)                          o Janus Aspen Series Flexible Income Portfolio
   o EQ/Enterprise High-Yield Bond Portfolio(4)                 o Janus Aspen Series International Growth Portfolio
   o EQ/Enterprise International Growth Portfolio(4)            o Janus Aspen Series Mid Cap Value Portfolio
   o EQ/Enterprise Managed Portfolio(4)                         o Janus Aspen Series WorldWide Growth Portfolio
   o EQ/Enterprise Multi-Cap Growth Portfolio(4)                o Lord Abbett Bond-Debenture Portfolio
   o EQ/Enterprise Short Duration Bond Portfolio(4)             o Lord Abbett Growth and Income Portfolio
   o EQ/Enterprise Small Company Growth Portfolio(4)            o Lord Abbett Mid-Cap Value Portfolio
   o EQ/Enterprise Small Company Value Portfolio(4)             o MFS(R) Mid Cap Growth Series
   o EQ/Enterprise Total Return Portfolio(4)                    o MFS(R) New Discovery Series

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

1. Organization and Business (Concluded)

   o MFS(R) Total Return Series                                 o T. Rowe Price Personal Strategy Balanced Portfolio
   o MFS(R) Utilities Series                                    o T. Rowe Price Prime Reserve Portfolio
   o Oppenheimer Global Securities Fund/VA                      o UIF Equity Growth Portfolio
   o Oppenheimer Main Street(R) Fund/VA                         o UIF Emerging Markets Equity Portfolio
   o PBHG Mid-Cap Portfolio                                     o UIF Emerging Markets Debt Portfolio
   o PBHG Select Value Portfolio                                o UIF Core Plus Fixed Income Portfolio
   o PIMCO Global Bond Portfolio (Unhedged)                     o UIF Global Value Equity Portfolio
   o PIMCO Real Return Portfolio                                o UIF U.S. Real Estate Portfolio
   o PIMCO StocksPLUS Growth and Income Portfolio               o UIF Value Portfolio
   o T. Rowe Price Equity Income Portfolio                      o Van Eck Hard Worldwide Assets Fund
   o T. Rowe Price International Stock Portfolio                o Van Eck WorldWide Bond Fund
   o T. Rowe Price Limited-Term Bond Portfolio                  o Van Eck WorldWide Emerging Markets Fund
   o T. Rowe Price New America Growth Portfolio

----------
   (1) Formerly known as INVESCO VIF Financial Services Portfolio.
   (2) Formerly known as INVESCO VIF Health Sciences Portfolio.
   (3) Formerly known as INVESCO VIF Telecommunications Portfolio.
   (4) Name changed to EQ/.

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial statements for the years ended December 31, 2004 and 2003 are presented for each portfolio of the Funds rather than each Variable Life Insurance Policy as if the subaccounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Insurance Policies.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

   Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2004 aggregated $104,198,945.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0% to 0.75% of average daily net assets of each of the MONY America Life subaccounts. Prior to the merger of the Fund and EQAT, MONY America acted as investment adviser to the Fund, and received amounts paid by the Fund for those services.

   Boston Advisors serves as an investment advisor for the EQ/Enterprise and EQ/MONY Portfolios in EQAT: EQ/Enterprise Equity Income Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/MONY Diversified Portfolio, EQ/MONY Equity Growth Portfolio, EQ/MONY Equity Income Portfolio, EQ/Government Securities Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio. Boston Advisors is an indirectly wholly owned subsidiary of AXA Financial (parent to MONY).

   During the year ended December 31, 2004, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life Policies and the Variable Account. Effective on or about June 6, 2005 AXA Advisors, LLC ("AXA Advisors"), AXA Distributors, LLC ("Distributors") and MONY Securities will serve as distributors and principal underwriters of the Variable Life Policies and the Variable Account. They are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, acts as investment manager of EQAT and receives management fees for services performed in its capacity as investment manager of EQAT. As investment manager it either oversees the activities of the investment advisors to the Portfolios of EQAT or directly manages the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.30% to a high of 1.00% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition AXA Advisors, Distributors and MONY Securities, affiliates of AXA Equitable, also receive distribution fees under rule 12 b-1 from the Portfolio for providing distribution and shareholder support services to the Portfolios.

   Enterprise Capital Management, Inc. a wholly-owned subsidiary of MONY prior to the merger and an indirectly wholly-owned subsidiary of AXA Equitable and AXA Financial, Inc. post merger, acted as investment adviser to the portfolios of Enterprise, and it received amounts paid by Enterprise for those services.

   MONY and MONY America received administrative fees directly from certain Funds for maintaining and servicing policyholder's accounts. During the year ended December 31, 2004, MONY America received $468,395 in aggregate from certain Funds in connection with MONY America Life subaccounts.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2004 were as follows:

                                                                                             Proceeds from
        MONY America Variable Account L Subaccounts:            Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
AIM V.I. Basic Value Fund ..................................   $          313,295          $       93,431
AIM V.I. Financial Services Fund ...........................              145,647                  96,452
AIM V.I. Health Services Fund ..............................              259,599                 113,538
AIM V.I. Mid Cap Core Equity Fund ..........................              156,711                  33,800
AIM V.I. Technology Fund ...................................              110,611                  83,973
Alger American Balanced Portfolio ..........................            2,122,839                 783,615
Alger American MidCap Growth Portfolio .....................            7,988,089               2,433,189
Dreyfus VIF Appreciation Portfolio .........................              938,811               1,275,953
Dreyfus VIF International Value Portfolio ..................            4,336,787               2,471,803
DreyfusVIF Small Company Stock Portfolio ...................            1,763,762                 667,780
Dreyfus Socially Responsible Growth Fund ...................              505,866                 405,149
Dreyfus Stock Index Fund ...................................           13,212,027               8,976,870
Dreyfus IP Small Cap Stock Index Portfolio .................            1,082,833               1,374,630
EQ\Enterprise Capital Appreciation Portfolio ...............            2,480,911               2,039,009
EQ\Enterprise Equity Portfolio .............................           13,153,300              12,154,840
EQ\Enterprise Equity Income Potfolio .......................            3,179,595               1,273,961
EQ\Enterprise Global Socially Responsive Portfolio .........              105,638                  38,792
EQ\Enterprise Growth and Income Portfolio ..................            4,724,033               3,784,045
EQ\Enterprise Growth Portfolio .............................           13,876,831              11,496,312
EQ\Enterprise High-Yield Bond Portfolio ....................            8,860,950               5,992,896
EQ\Enterprise International Growth Portfolio ...............            3,034,340               3,073,213
EQ\Enterprise Managed Portfolio ............................           18,699,300              19,273,954
EQ\Enterprise Multi-Cap Growth Portfolio ...................            3,069,195               2,519,327
EQ\Enterprise Short Duration Bond Portfolio ................              123,231                  20,592
EQ\Enterprise Small Company Growth Portfolio ...............            4,670,503               3,736,879
EQ\Enterprise Small Company Value Portfolio ................           18,512,393              13,904,226
EQ\Enterprise Total Return Portfolio .......................           10,151,546               5,740,707
EQ\MONY Diversified Portfolio ..............................               80,375                  96,309
EQ\MONY Equity Growth Portfolio ............................               44,112                 120,763
EQ\MONY Equity Income Portfolio ............................              104,274                  50,276
EQ\MONY Government Securities ..............................           10,049,149               8,235,017
EQ\MONY Intermediate Term Bond Portfolio ...................            4,517,740               3,604,424
EQ\MONY Long Term Bond Portfolio ...........................            6,342,137               5,220,876
EQ\MONY Money Market Portfolio .............................           31,350,564              30,168,007
Fidelity VIP Growth Portfolio ..............................            5,134,172               4,893,439
Fidelity VIP Asset ManagerSM Portfolio .....................            1,418,379               2,083,906
Fidelity VIP ContraFund(R) Portfolio .......................           12,885,081              13,763,949
Fidelity VIP Growth Opportunities Portfolio ................            1,122,553                 798,196
Fidelity VIP Growth and Income Portfolio ...................            1,391,107               2,494,630
Franklin Income Securities Fund ............................              325,512                  57,129
Franklin Rising Dividends Securities Fund ..................              255,669                  64,430
Franklin Zero Coupon Fund 2010 .............................               39,549                  10,204
Janus Aspen Series Mid Cap Growth Portfolio ................            4,656,384               3,741,095
Janus Aspen Series Balanced Portfolio ......................            1,817,618               1,362,796
Janus Aspen Series Capital Appreciation Portfolio ..........            3,230,117               3,289,002
Janus Aspen Series Flexible Income Portfolio ...............            2,224,564               1,973,133
Janus Aspen Series International Growth Portfolio ..........            2,833,339               1,822,460
Janus Aspen Series Mid Cap Value Portfolio .................              553,795               1,160,994
Janus Aspen Series WorldWide Growth Portfolio ..............            4,776,936               4,289,032
Lord Abbett Bond-Debenture Portfolio .......................              560,569                 203,321

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

4. Investment Transactions (Concluded)

                                                                                             Proceeds from
        MONY America Variable Account L Subaccounts:            Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
Lord Abbett Growth and Income Portfolio ....................   $        2,333,262          $      871,720
Lord Abbett Mid-Cap Value Portfolio ........................            8,036,592               2,837,736
MFS(R) Mid-Cap Growth Series ...............................              417,976                 191,952
MFS(R) New Discovery Series ................................            2,142,420                 844,505
MFS(R) Total Return Series .................................            3,113,404               1,135,895
MFS(R) Utilities Series ....................................              404,631                 148,939
Oppenheimer Global Securities Fund/VA ......................              571,823                 151,353
Oppenheimer Main Street(R) Fund/VA .........................              321,957                  81,291
PBHG Mid-Cap Portfolio .....................................              844,786                 525,824
PBHG Select Value Portfolio ................................              303,670                 116,529
PIMCO Global Bond Portfolio (Unhedged) .....................            1,199,315                 581,986
PIMCO Real Return Portfolio ................................            7,702,044               2,965,519
PIMCO StocksPLUS Growth and Income Portfolio ...............            1,334,496                 574,696
T. Rowe Price Equity Income Portfolio ......................            7,590,039              10,195,875
T. Rowe Price International Stock Portfolio ................            2,962,292                 868,107
T. Rowe Price Limited-Term Bond Portfolio ..................            2,620,944                 589,203
T. Rowe Price New America Growth Portfolio .................              223,221                 263,275
T. Rowe Price Personal Strategy Balanced Portfolio .........              882,104                 468,044
T. Rowe Price Prime Reserve Portfolio ......................           10,019,423               4,719,924
UIF Equity Growth Portfolio ................................              244,155                 207,786
UIF Emerging Markets Equity Portfolio ......................              217,289                 143,069
UIF Emerging Markets Debt Portfolio ........................              265,124                  67,872
UIF Core Plus Fixed Income Portfolio .......................            1,575,963               1,268,275
UIF Global Value Equity Portfolio ..........................              999,165                 204,086
UIF U.S. Real Estate Portfolio .............................            3,596,495                 763,993
UIF Value Portfolio ........................................            2,696,582                 876,236
Van Eck Worldwide Hard Assets Fund .........................              696,665                 167,590
Van Eck WorldWide Bond Fund ................................              446,086                  57,356
Van Eck WorldWide Emerging Markets Fund ....................              804,554                 336,117

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------
 February 28, 2003       Removed Portfolio          Surviving Portfolio
-----------------------------------------------------------------------
                         EQ/Enterprise Balanced     EQ/Enterprise
                         Portfolio                  Growth Portfolio
-----------------------------------------------------------------------
Shares -- Class B                       263,497              277,221
Value -- Class B                  $   1,064,529      $     1,064,529
Net Assets before                 $   1,064,529      $    24,406,145
Net Assets after                             --      $    25,470,674
-----------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

5. Substitutions/Reorganizations (Concluded)

---------------------------------------------------------------------------
 February 28, 2003    Removed Portfolio         Surviving Portfolio
---------------------------------------------------------------------------
                     EQ/Enterprise Emerging     EQ/Enterprise International
                       Countries Portfolio           Growth Portfolio
---------------------------------------------------------------------------
Shares -- Class B               43,288                     104,781
Value -- Class B          $    336,348              $      336,348
Net Assets before         $    336,348              $    9,566,644
Net Assets after                    --              $    9,902,992
---------------------------------------------------------------------------
                      EQ/Enterprise Mid-Cap            EQ/Enterprise
                        Growth Portfolio             Managed Portfolio
---------------------------------------------------------------------------
Shares -- Class B              114,126                      39,393
Value -- Class B          $    587,747              $      587,747
Net Assets before         $    587,747              $   75,527,710
Net Assets after                    --              $   76,115,457
---------------------------------------------------------------------------
                     Removed Portfolio          Surviving Portfolio
---------------------------------------------------------------------------
                     EQ/Enterprise WorldWide    EQ/Enterprise International
                        Growth Portfolio             Growth Portfolio
---------------------------------------------------------------------------
Shares -- Class B               20,457                      40,340
Value -- Class B          $    129,490              $      129,490
Net Assets before         $    129,490              $    9,902,992
Net Assets after                    --              $   10,032,482
---------------------------------------------------------------------------

   Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.

6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Effective for the year ended December 31, 2003, the Variable Account adopted the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies, which requires the disclosure of ranges for certain financial highlights information. The tables for 2004 and 2003 are presented based upon which Variable Life Insurance Policies funded by the Variable Account have the lowest and highest expense ratio for each period. The presentation of the range of expense ratios for financial highlights disclosure purposes has changed for the year ended December 31, 2004. For the year ended December 31, 2003, the range of expense ratios was presented for those product designs within each subaccount that had units outstanding during the year. For the year ended December 31, 2004 the range of expense ratios has been presented across all product designs offered within each subaccount. Therefore, the expense ratios disclosed in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount. The ranges for the total return ratio and unit value correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2004
                                                            ---------------------------------------------------------
                                                                                    Unit Value
                                                                 Units              Lowest to            Net Assets
                                                              Outstanding            Highest              (0000's)
                                                            ---------------      ---------------      ---------------
AIM V.I. Basic Value Fund ............................               25,703      $         12.71      $           327
AIM V.I. Financial Services Fund .....................               22,484       12.15 to 12.21                  275
AIM V.I. Health Services Fund ........................               48,255       11.09 to 11.70                  540
AIM V.I. Mid Cap Core Equity Fund ....................               12,018                12.79                  154
AIM V.I. Technology Fund .............................               11,137        8.82 to 11.45                  100
Alger American Balanced Portfolio ....................              234,698       11.20 to 11.68                2,691
Alger American MidCap Growth Portfolio ...............              795,608       12.22 to 13.25               10,450
Dreyfus VIF Appreciation Portfolio ...................              156,178                14.08                2,199
Dreyfus VIF International Value Portfolio ............            1,088,330                13.05               14,205
Dreyfus VIF Small Company Stock Portfolio ............              210,630                14.69                3,093
Dreyfus Socially Responsible Growth Fund .............              203,340         7.86 to 7.92                1,461
Dreyfus Stock Index Fund .............................            5,287,785        8.46 to 14.16               65,313
Dreyfus IP Small Cap Stock Index Portfolio ...........              535,123       13.87 to 14.34                7,437
EQ/Enterprise Capital Appreciation Portfolio .........              874,195        9.13 to 14.57               10,959
EQ/Enterprise Equity Portfolio .......................            3,655,546       12.98 to 22.82               62,403
EQ/Enterprise Equity Income Portfolio ................              640,936       11.25 to 13.04                8,021
EQ/Enterprise Global Socially Responsive Portfolio ...               19,303                12.47                  241
EQ/Enterprise Growth and Income Portfolio ............            1,719,600        9.03 to 11.51               18,615
EQ/Enterprise Growth Portfolio .......................            5,380,978         7.53 to 7.76               48,368
EQ/Enterprise High-Yield Bond Portfolio ..............              908,434       15.98 to 20.19               15,317
EQ/Enterprise International Growth Portfolio .........            1,215,729        9.84 to 14.42               14,930
EQ/Enterprise Managed Portfolio ......................            5,509,579       11.48 to 21.20               98,455
EQ/Enterprise Multi-Cap Growth Portfolio .............            1,350,997        8.29 to 10.11               10,029
EQ/Enterprise Short Duration Bond Portfolio ..........               11,608                10.14                  118
EQ/Enterprise Small Company Growth Portfolio .........            1,115,750       10.42 to 11.14               15,085
EQ/Enterprise Small Company Value Portfolio ..........            2,843,564       24.92 to 38.22               77,649
EQ/Enterprise Total Return Portfolio .................            2,719,913       11.62 to 11.64               31,671
EQ/MONY Diversified Portfolio ........................               19,642                61.42                1,207
EQ/MONY Equity Growth Portfolio ......................               11,569                81.01                  937
EQ/MONY Equity Income Portfolio ......................                7,607                82.18                  625
EQ/MONY Government Securities Portfolio ..............            1,092,052       13.70 to 15.41               14,401
EQ/MONY Intermediate Term Bond Portfolio .............              881,866       14.37 to 16.39               12,739
EQ/MONY Long Term Bond Portfolio .....................            1,003,294       16.11 to 20.81               15,886
EQ/MONY Money Market Portfolio .......................            3,703,110       12.78 to 13.55               46,131
Fidelity VIP Growth Portfolio ........................            2,471,765         6.49 to 8.24               19,365
Fidelity VIP Asset ManagerSM Portfolio ...............              423,053                10.65                4,506
Fidelity VIP Contrafund(R) Portfolio .................            1,993,257       10.76 to 11.69               23,289
Fidelity VIP Growth Opportunities Portfolio ..........              266,994         7.71 to 9.70                2,116
Fidelity VIP Growth and Income Portfolio .............              926,910                 9.63                8,922
Franklin Income Securities Fund ......................               28,819                12.77                  368
Franklin Rising Dividends Securities Fund ............               19,473                12.55                  244
Franklin Zero Coupon Fund 2010 .......................                3,856                10.66                   41
Janus Aspen Series Mid Cap Growth Portfolio ..........            2,014,622         5.47 to 9.03               12,850
Janus Aspen Series Balanced Portfolio ................              618,943       11.01 to 11.28                6,949
Janus Aspen Series Capital Appreciation Portfolio ....            1,556,906         7.45 to 7.64               13,575
Janus Aspen Series Flexible Income Portfolio .........              472,696       11.89 to 14.00                6,496
Janus Aspen Series International Growth Portfolio ....              430,237        9.37 to 12.67                4,517
Janus Aspen Series Mid Cap Value Portfolio ...........              158,728                11.80                1,873
Janus Aspen Series Worldwide Growth Portfolio ........            2,478,108         5.85 to 7.29               17,958
Lord Abbett Bond-Debenture Portfolio .................               68,512                13.57                  929
Lord Abbett Growth and Income Portfolio ..............              339,967                12.47                4,222
Lord Abbett Mid-Cap Value Portfolio ..................            1,267,995       12.93 to 13.59               17,307
MFS(R) Mid-Cap Growth Series .........................               95,199                10.14                  965
MFS(R) New Discovery Series ..........................              186,643       10.52 to 11.36                2,085
MFS(R) Total Return Series ...........................              370,807       12.09 to 12.19                4,545

                                                                      For the period ended December 31, 2004
                                                            ---------------------------------------------------------
                                                               Investment        Expense Ratio**      Total Return***
                                                                 Income             Lowest to            Lowest to
                                                                 Ratio*              Highest              Highest
                                                            ---------------      ---------------      ---------------
AIM V.I. Basic Value Fund ............................                 0.00%                0.35%               10.71%
AIM V.I. Financial Services Fund .....................                 0.84         0.00 to 0.35         8.34 to 8.68
AIM V.I. Health Services Fund ........................                 0.00         0.00 to 0.35         7.15 to 7.54
AIM V.I. Mid Cap Core Equity Fund ....................                 0.28                 0.35                13.39
AIM V.I. Technology Fund .............................                 0.00         0.00 to 0.35         6.65 to 7.01
Alger American Balanced Portfolio ....................                 1.50         0.00 to 0.35         4.19 to 4.57
Alger American MidCap Growth Portfolio ...............                 0.00         0.00 to 0.35       12.63 to 13.05
Dreyfus VIF Appreciation Portfolio ...................                 1.48                 0.00                 5.07
Dreyfus VIF International Value Portfolio ............                 1.15                 0.00                20.06
Dreyfus VIF Small Company Stock Portfolio ............                 0.00                 0.00                18.56
Dreyfus Socially Responsible Growth Fund .............                 0.42         0.00 to 0.75         5.46 to 6.22
Dreyfus Stock Index Fund .............................                 1.84         0.00 to 0.75        9.87 to 10.63
Dreyfus IP Small Cap Stock Index Portfolio ...........                 0.42         0.00 to 0.35       21.42 to 21.88
EQ/Enterprise Capital Appreciation Portfolio .........                 0.00         0.35 to 0.75       13.00 to 13.39
EQ/Enterprise Equity Portfolio .......................                 0.00         0.00 to 0.75       12.69 to 13.46
EQ/Enterprise Equity Income Portfolio ................                 2.64         0.35 to 0.75       16.94 to 17.48
EQ/Enterprise Global Socially Responsive Portfolio ...                 0.90                 0.35                12.44
EQ/Enterprise Growth and Income Portfolio ............                 1.74         0.35 to 0.75       12.45 to 12.95
EQ/Enterprise Growth Portfolio .......................                 0.42         0.00 to 0.75         3.29 to 4.02
EQ/Enterprise High-Yield Bond Portfolio ..............                12.01         0.00 to 0.75         8.90 to 9.68
EQ/Enterprise International Growth Portfolio .........                 1.18         0.00 to 0.75         4.49 to 5.24
EQ/Enterprise Managed Portfolio ......................                 2.86         0.00 to 0.75         7.72 to 8.61
EQ/Enterprise Multi-Cap Growth Portfolio .............                 0.00         0.35 to 0.75         6.69 to 7.10
EQ/Enterprise Short Duration Bond Portfolio ..........                 3.49                 0.35                 1.30
EQ/Enterprise Small Company Growth Portfolio .........                 0.00         0.00 to 0.75       11.56 to 12.53
EQ/Enterprise Small Company Value Portfolio ..........                 0.02         0.00 to 0.75       20.00 to 20.91
EQ/Enterprise Total Return Portfolio .................                 2.16         0.00 to 0.35         4.40 to 4.77
EQ/MONY Diversified Portfolio ........................                 0.23                 0.60                16.97
EQ/MONY Equity Growth Portfolio ......................                 0.46                 0.60                17.27
EQ/MONY Equity Income Portfolio ......................                 3.50                 0.60                19.14
EQ/MONY Government Securities Portfolio ..............                 6.00         0.00 to 0.75         0.59 to 1.33
EQ/MONY Intermediate Term Bond Portfolio .............                 9.75         0.00 to 0.75         0.86 to 1.63
EQ/MONY Long Term Bond Portfolio .....................                10.57         0.00 to 0.75         7.16 to 7.90
EQ/MONY Money Market Portfolio .......................                 0.95         0.00 to 0.75         0.15 to 0.95
Fidelity VIP Growth Portfolio ........................                 0.21         0.00 to 0.75         2.53 to 3.39
Fidelity VIP Asset ManagerSM Portfolio ...............                 3.39                 0.00                 5.45
Fidelity VIP Contrafund(R) Portfolio .................                 0.42         0.00 to 0.75       14.47 to 15.51
Fidelity VIP Growth Opportunities Portfolio ..........                 0.44         0.00 to 0.75         6.24 to 7.23
Fidelity VIP Growth and Income Portfolio .............                 0.94                 0.00                 5.82
Franklin Income Securities Fund ......................                 3.02                 0.35                13.41
Franklin Rising Dividends Securities Fund ............                 0.60                 0.35                10.67
Franklin Zero Coupon Fund 2010 .......................                 4.30                 0.35                 4.10
Janus Aspen Series Mid Cap Growth Portfolio ..........                 0.00         0.00 to 0.75       19.76 to 20.75
Janus Aspen Series Balanced Portfolio ................                 2.36         0.35 to 0.75         7.73 to 8.15
Janus Aspen Series Capital Appreciation Portfolio ....                 0.24         0.00 to 0.75       17.32 to 18.27
Janus Aspen Series Flexible Income Portfolio .........                 5.98         0.00 to 0.35         3.30 to 3.93
Janus Aspen Series International Growth Portfolio ....                 0.95         0.00 to 0.35       18.30 to 18.91
Janus Aspen Series Mid Cap Value Portfolio ...........                 2.85                 0.00                17.76
Janus Aspen Series Worldwide Growth Portfolio ........                 1.03         0.00 to 0.75         3.91 to 4.74
Lord Abbett Bond-Debenture Portfolio .................                 6.09                 0.35                 7.44
Lord Abbett Growth and Income Portfolio ..............                 1.05                 0.35                12.34
Lord Abbett Mid-Cap Value Portfolio ..................                 0.34         0.00 to 0.35       23.61 to 24.00
MFS(R) Mid-Cap Growth Series .........................                 0.00                 0.35                14.19
MFS(R) New Discovery Series ..........................                 0.00         0.00 to 0.35         6.16 to 6.57
MFS(R) Total Return Series ...........................                 1.56         0.00 to 0.35       10.92 to 11.32

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2004
                                                            ---------------------------------------------------------
                                                                                    Unit Value
                                                                 Units              Lowest to            Net Assets
                                                              Outstanding            Highest              (0000's)
                                                            ---------------      ---------------      ---------------
MFS(R) Utilities Series ..............................               42,638      $14.67 to 16.15      $           660
Oppenheimer Global Securities Fund/VA ................               44,146                15.05                  664
Oppenheimer Main Street(R) Fund/VA ...................               26,798                12.43                  333
PBHG Mid-Cap Portfolio ...............................              144,472                13.94                2,010
PBHG Select Value Portfolio ..........................               77,134                 9.66                  745
PIMCO Global Bond Portfolio (Unhedged) ...............              144,303                15.10                2,138
PIMCO Real Return Portfolio ..........................            1,093,720       13.04 to 13.16               14,511
PIMCO StocksPLUS Growth and Income Portfolio .........              252,393                12.27                3,047
T. Rowe Price Equity Income Portfolio ................            3,324,758                15.17               50,427
T. Rowe Price International Stock Portfolio ..........              639,953                10.90                6,976
T. Rowe Price Limited-Term Bond Portfolio ............              269,254                13.25                3,567
T. Rowe Price New America Growth Portfolio ...........               52,660                10.74                  565
T. Rowe Price Personal Strategy Balanced Portfolio ...              135,955                15.08                2,050
T. Rowe Price Prime Reserve Portfolio ................              831,624                11.89                9,885
UIF Equity Growth Portfolio ..........................               30,654                 7.80                  239
UIF Emerging Markets Equity Portfolio ................               29,486                16.23                  478
UIF Emerging Markets Debt Portfolio ..................               29,344                14.51                  426
UIF Core Plus Fixed Income Portfolio .................              455,247                14.29                6,506
UIF Global Value Equity Portfolio ....................               99,064       11.58 to 12.34                1,172
UIF U.S. Real Estate Portfolio .......................              388,638       16.87 to 17.15                6,810
UIF Value Portfolio ..................................              195,886                15.16                2,969
Van Eck Worldwide Hard Assets Fund ...................               43,129                17.43                  752
Van Eck WorldWide Bond Fund ..........................               33,995                15.54                  528
Van Eck WorldWide Emerging Markets Fund ..............               77,227                 9.99                  772

                                                                      For the period ended December 31, 2004
                                                            ---------------------------------------------------------
                                                               Investment        Expense Ratio**      Total Return***
                                                                 Income             Lowest to            Lowest to
                                                                 Ratio*              Highest              Highest
                                                            ---------------      ---------------      ---------------
MFS(R) Utilities Series ..............................                 1.23         0.00 to 0.35       29.71 to 30.24
Oppenheimer Global Securities Fund/VA ................                 0.68                 0.35                18.50
Oppenheimer Main Street(R) Fund/VA ...................                 0.37                 0.35                 8.75
PBHG Mid-Cap Portfolio ...............................                 0.00                 0.35                18.44
PBHG Select Value Portfolio ..........................                 2.33                 0.35                 2.44
PIMCO Global Bond Portfolio (Unhedged) ...............                 1.87                 0.35                10.22
PIMCO Real Return Portfolio ..........................                 1.03         0.00 to 0.35         8.49 to 8.85
PIMCO StocksPLUS Growth and Income Portfolio .........                 1.83                 0.35                10.43
T. Rowe Price Equity Income Portfolio ................                 1.59                 0.00                14.92
T. Rowe Price International Stock Portfolio ..........                 1.41                 0.00                13.78
T. Rowe Price Limited-Term Bond Portfolio ............                 3.23                 0.00                 1.15
T. Rowe Price New America Growth Portfolio ...........                 0.06                 0.00                10.95
T. Rowe Price Personal Strategy Balanced Portfolio ...                 2.11                 0.00                12.79
T. Rowe Price Prime Reserve Portfolio ................                 0.91                 0.00                 0.93
UIF Equity Growth Portfolio ..........................                 0.16                 0.00                 7.73
UIF Emerging Markets Equity Portfolio ................                 0.68                 0.35                22.68
UIF Emerging Markets Debt Portfolio ..................                 7.44                 0.00                10.01
UIF Core Plus Fixed Income Portfolio .................                 3.66                 0.00                 4.38
UIF Global Value Equity Portfolio ....................                 0.80         0.00 to 0.35       13.21 to 13.53
UIF U.S. Real Estate Portfolio .......................                 1.67         0.00 to 0.35       35.94 to 36.44
UIF Value Portfolio ..................................                 0.98                 0.00                17.88
Van Eck Worldwide Hard Assets Fund ...................                 0.07                 0.00                23.97
Van Eck WorldWide Bond Fund ..........................                 3.30                 0.00                 9.13
Van Eck WorldWide Emerging Markets Fund ..............                 0.35                 0.00                25.82

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2004 or from the commencement of operations of the Subaccount.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2003
                                                            ---------------------------------------------------------
                                                                                    Unit Value
                                                                 Units              Lowest to            Net Assets
                                                              Outstanding            Highest              (0000's)
                                                            ---------------      ---------------      ---------------
AIM V.I. Basic Value Fund--Series I (2) ..............                6,699      $         11.48      $            77
AIM V.I. Financial Services Portfolio ................               18,331       11.18 to 11.63                  207
AIM V.I. Health Sciences Portfolio ...................               34,790       10.35 to 10.48                  360
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......                2,230                11.28                   25
AIM V.I. Telecommunications Portfolio ................                8,071                 8.27                   67
Alger American Balanced Portfolio--Class O ...........              117,113       10.81 to 11.17                1,281
Alger American Mid Cap Growth Portfolio--Class O .....              335,882       11.66 to 11.72                3,891
Dreyfus VIF Appreciation Portfolio--Initial Class ....              184,652                13.40                2,475
Dreyfus VIF International Value Portfolio--Initial
Class ................................................              952,275                10.87               10,356
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................              137,572                12.39                1,705
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................              188,914         7.40 to 7.51                1,281
Dreyfus Stock Index Portfolio--Initial Class .........            5,001,432        7.70 to 12.80               56,019
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................              578,422                11.38                6,585
EQ/Enterprise Balanced Portfolio (1) .................                    0         8.49 to 8.70                    0
EQ/Enterprise Capital Appreciation Portfolio .........              830,138        8.08 to 11.84                9,187
EQ/Enterprise Equity Portfolio .......................            3,471,131       11.44 to 20.25               53,938
EQ/Enterprise Emerging Countries Portfolio (1) .......                    0         7.73 to 7.59                    0
EQ/Enterprise Equity Income Portfolio ................              483,918        9.62 to 10.58                5,196
EQ/Enterprise Global Socially Responsive Portfolio ...               14,144                11.09                  157
EQ/Enterprise Growth & Income Portfolio ..............            1,650,380         8.03 to 9.63               15,792
EQ/Enterprise Growth Portfolio .......................            5,141,422         7.29 to 7.46               44,320
EQ/Enterprise High-Yield Portfolio ...................              824,954       14.57 to 18.54               12,821
EQ/Enterprise International Growth Portfolio .........            1,217,982        9.35 to 13.80               14,420
EQ/Enterprise Managed Portfolio ......................            5,582,384       10.57 to 19.68               93,884
EQ/Enterprise Mid-Cap Growth Portfolio (1) ...........                    0         5.07 to 5.18                    0
EQ/Enterprise Multi-Cap Growth Portfolio .............            1,280,944         6.37 to 7.77                8,789
EQ/Enterprise Short Duration Bond Portfolio (2) ......                1,631                10.01                   16
EQ/Enterprise Small Company Growth Portfolio .........            1,028,975         9.34 to 9.90               12,486
EQ/Enterprise Small Company Value Portfolio ..........            2,626,059       20.61 to 31.85               61,739
EQ/Enterprise Total Return Portfolio .................            2,465,907       11.11 to 11.23               27,407
EQ/Enterprise WorldWide Growth Portfolio (1) .........                    0         6.24 to 6.29                    0
EQ/MONY Diversified Portfolio ........................               20,255                52.51                1,064
EQ/MONY Equity Growth Portfolio ......................               12,647                69.08                  874
EQ/MONY Equity Income Portfolio ......................                7,830                68.98                  540
EQ/MONY Government Securities Portfolio ..............            1,017,068       13.52 to 15.32               13,325
EQ/MONY Intermediate Term Bond Portfolio .............              905,065       14.14 to 16.25               12,885
EQ/MONY Long Term Bond Portfolio .....................            1,050,699       14.93 to 19.42               15,597
EQ/MONY Money Market Portfolio .......................            3,628,304       12.66 to 13.53               44,949
Fidelity VIP Growth Portfolio ........................            2,446,972         6.33 to 7.97               18,576
Fidelity VIP II Asset Manager Portfolio--Initial Class              501,397                10.10                5,064
Fidelity VIP II ContraFund Portfolio .................            2,072,043        9.40 to 10.12               21,055
Fidelity VIP III Growth Opportunities Portfolio ......              226,164         7.17 to 9.13                1,660
Fidelity VIP III Growth & Income Portfolio ...........            1,055,112                 9.10                9,600
Franklin Income Securities Fund--Class 2 (2) .........                6,209                11.26                   70
Franklin Rising Dividends Securities Fund--Class 2 (2)                3,284                11.34                   37
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........                1,165                10.24                   12
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................            1,846,474         4.53 to 7.54                9,780
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................              587,636       10.22 to 10.24                6,102
Janus Aspen Series Capital Appreciation Portfolio ....            1,583,967        6.35 to 10.68               11,566
Janus Aspen Series Flexible Income
Portfolio ............................................              482,552       11.50 to 13.47                6,422

                                                                      For the period ended December 31, 2003
                                                            ---------------------------------------------------------
                                                               Investment        Expense Ratio**      Total Return***
                                                                 Income             Lowest to            Lowest to
                                                                 Ratio*              Highest              Highest
                                                            ---------------      ---------------      ---------------
AIM V.I. Basic Value Fund--Series I (2) ..............                 0.16(^)%            0.35(^)%             14.80%
AIM V.I. Financial Services Portfolio ................                 0.72         0.00 to 0.35       29.08 to 29.55
AIM V.I. Health Sciences Portfolio ...................                 0.00                 0.35       27.31 to 27.34
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......                 0.00                 0.35(^)             12.80
AIM V.I. Telecommunications Portfolio ................                 0.00                 0.35                33.82
Alger American Balanced Portfolio--Class O ...........                 2.05         0.00 to 0.35       18.66 to 19.08
Alger American Mid Cap Growth Portfolio--Class O .....                 0.00         0.00 to 0.35       47.41 to 47.79
Dreyfus VIF Appreciation Portfolio--Initial Class ....                 1.39                 0.00                21.16
Dreyfus VIF International Value Portfolio--Initial
Class ................................................                 1.28                 0.00                36.22
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................                 0.12                 0.00                42.91
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................                 0.13         0.00 to 0.75       24.96 to 26.06
Dreyfus Stock Index Portfolio--Initial Class .........                 1.50         0.00 to 0.75       27.27 to 28.39
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................                 0.22                 0.00                37.77
EQ/Enterprise Balanced Portfolio (1) .................                17.17(^)   0.35(^) to 0.75(^)   (2.25) to (2.19)
EQ/Enterprise Capital Appreciation Portfolio .........                 0.00         0.35 to 0.75       32.03 to 32.59
EQ/Enterprise Equity Portfolio .......................                 0.00          0.0 to 0.75       51.80 to 52.94
EQ/Enterprise Emerging Countries Portfolio (1) .......                 0.00      0.35(^) to 0.75(^)   (1.90) to (1.81)
EQ/Enterprise Equity Income Portfolio ................                 1.52         0.35 to 0.75       25.75 to 26.25
EQ/Enterprise Global Socially Responsive Portfolio ...                 0.41                 0.35                26.31
EQ/Enterprise Growth & Income Portfolio ..............                 1.05         0.35 to 0.75       26.66 to 27.04
EQ/Enterprise Growth Portfolio .......................                 0.44          0.0 to 0.75       16.27 to 17.11
EQ/Enterprise High-Yield Portfolio ...................                 2.52         0.00 to 0.75       21.73 to 22.64
EQ/Enterprise International Growth Portfolio .........                 0.50         0.00 to 0.75       29.94 to 30.95
EQ/Enterprise Managed Portfolio ......................                 1.18         0.00 to 0.75       20.00 to 20.94
EQ/Enterprise Mid-Cap Growth Portfolio (1) ...........                 0.00      0.35(^) to 0.75(^)   (2.87) to (2.81)
EQ/Enterprise Multi-Cap Growth Portfolio .............                 0.00         0.35 to 0.75       33.51 to 33.82
EQ/Enterprise Short Duration Bond Portfolio (2) ......                 5.27(^)              0.35(^)              0.10
EQ/Enterprise Small Company Growth Portfolio .........                 0.00         0.00 to 0.75       22.25 to 23.13
EQ/Enterprise Small Company Value Portfolio ..........                 0.11         0.00 to 0.75       36.40 to 37.40
EQ/Enterprise Total Return Portfolio .................                 2.58         0.00 to 0.35         5.35 to 5.61
EQ/Enterprise WorldWide Growth Portfolio (1) .........                 0.00      0.35(^) to 0.75(^)   (5.88) to (5.84)
EQ/MONY Diversified Portfolio ........................                 1.10                 0.60                29.08
EQ/MONY Equity Growth Portfolio ......................                 0.36                 0.60                30.83
EQ/MONY Equity Income Portfolio ......................                 1.89                 0.60                26.96
EQ/MONY Government Securities Portfolio ..............                 2.86         0.00 to 0.75         0.99 to 1.73
EQ/MONY Intermediate Term Bond Portfolio .............                 4.75         0.00 to 0.75         2.52 to 3.29
EQ/MONY Long Term Bond Portfolio .....................                 5.94         0.00 to 0.75         4.02 to 4.85
EQ/MONY Money Market Portfolio .......................                 0.90         0.00 to 0.75         0.15 to 0.88
Fidelity VIP Growth Portfolio ........................                  .20         0.00 to 0.75       31.88 to 32.83
Fidelity VIP II Asset Manager Portfolio--Initial Class                 3.47                 0.00                17.99
Fidelity VIP II ContraFund Portfolio .................                  .38         0.00 to 0.75       27.37 to 28.43
Fidelity VIP III Growth Opportunities Portfolio ......                  .59         0.00 to 0.75       28.59 to 29.78
Fidelity VIP III Growth & Income Portfolio ...........                 1.13                 0.00                23.81
Franklin Income Securities Fund--Class 2 (2) .........                 0.00                 0.35(^)             12.60
Franklin Rising Dividends Securities Fund--Class 2 (2)                 0.00                 0.35(^)             13.40
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........                 0.00                 0.35(^)              2.40
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................                 0.00         0.00 to 0.75       34.16 to 35.22
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................                 2.31         0.35 to 0.75       13.18 to 13.65
Janus Aspen Series Capital Appreciation Portfolio ....                  .48         0.00 to 0.75       19.59 to 20.52
Janus Aspen Series Flexible Income
Portfolio ............................................                 3.86         0.00 to 0.35         5.89 to 6.40

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2003
                                                            ---------------------------------------------------------
                                                                                    Unit Value
                                                                 Units              Lowest to            Net Assets
                                                              Outstanding            Highest              (0000's)
                                                            ---------------      ---------------      ---------------
Janus Aspen Series International Growth
Portfolio ............................................              329,721      $ 7.88 to 10.74      $         2,871
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................              221,896                10.02                2,223
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................            2,439,132         5.63 to 6.96               16,866
Lord Abbett Bond-Debenture Portfolio--Class VC .......               44,844       12.11 to 12.63                  566
Lord Abbett Growth & Income Portfolio--Class VC ......              216,248       10.45 to 11.11                2,391
Lord Abbett Mid-Cap Value Portfolio--Class VC ........              849,049       10.96 to 11.68                9,358
MFS Mid-Cap Growth Portfolio--Initial Class ..........               70,482         8.82 to 8.88                  626
MFS New Discovery Portfolio--Initial Class ...........               68,220        9.93 to 10.66                  701
MFS Total Return Portfolio--Initial Class ............              199,135       10.95 to 11.15                2,203
MFS Utilities Portfolio--Initial Class ...............               23,364       11.80 to 12.40                  279
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................               12,049                12.70                  153
Oppenheimer Main Street Portfolio--Service
Class (6) ............................................                5,971                11.43                   68
PBHG Mid-Cap Portfolio ...............................              120,195       11.26 to 11.77                1,411
PBHG Select Value Portfolio ..........................               58,250         9.16 to 9.43                  549
PIMCO Global Bond Portfolio--Administrative
Class ................................................              110,224       12.48 to 13.70                1,480
PIMCO Real Return Portfolio--Administrative Class ....              768,764       12.09 to 12.59                9,378
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .................................              187,318       10.93 to 11.11                2,048
T. Rowe Price Equity Income Portfolio ................            3,659,651                13.20               48,301
T. Rowe Price International Stock Portfolio ..........              438,989                 9.58                4,206
T. Rowe Price Limited Term Bond Portfolio ............              120,716                13.10                1,582
T. Rowe Price New America Growth Portfolio ...........               56,169                 9.68                  544
T. Rowe Price Personal Strategy Balanced Portfolio ...              109,239                13.37                1,460
T. Rowe Price Prime Reserve Portfolio ................              389,214                11.78                4,586
UIF Equity Growth Portfolio--Class I .................               25,976                 7.24                  188
UIF Emerging Markets Equity Portfolio--Class I .......               24,414       12.45 to 13.23                  322
UIF Emerging Markets Debt Portfolio--Class I .........               17,443                13.19                  230
UIF Core Plus Fixed Income Portfolio--Class I ........              451,827                13.69                6,187
UIF Global Value Equity Portfolio--Class I ...........               24,703       10.20 to 10.90                  270
UIF U.S. Real Estate Portfolio-- Class I .............              197,879       12.57 to 13.65                2,558
UIF Value Portfolio--Class I .........................               63,788                12.86                  820
Van Eck Hard Assets Fund .............................                6,303                14.06                   89
Van Eck WorldWide Bond Fund ..........................                8,246                14.24                  117
Van Eck WorldWide Emerging Markets Fund ..............               19,859                 7.94                  158

                                                                      For the period ended December 31, 2003
                                                            ---------------------------------------------------------
                                                               Investment        Expense Ratio**      Total Return***
                                                                 Income             Lowest to            Lowest to
                                                                 Ratio*              Highest              Highest
                                                            ---------------      ---------------      ---------------
Janus Aspen Series International Growth
Portfolio ............................................                 1.19%        0.00 to 0.35%     34.04 to 34.93%
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................                 0.13                 0.00                41.33
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................                 1.11         0.00 to 0.75       23.19 to 24.06
Lord Abbett Bond-Debenture Portfolio--Class VC .......                 5.97                 0.35       17.57 to 17.60
Lord Abbett Growth & Income Portfolio--Class VC ......                 1.03                 0.35       30.55 to 30.63
Lord Abbett Mid-Cap Value Portfolio--Class VC ........                 0.68         0.00 to 0.35       24.39 to 24.83
MFS Mid-Cap Growth Portfolio--Initial Class ..........                 0.00                 0.35       36.41 to 36.53
MFS New Discovery Portfolio--Initial Class ...........                 0.00         0.00 to 0.35       33.11 to 33.58
MFS Total Return Portfolio--Initial Class ............                 1.75         0.00 to 0.35       15.90 to 16.37
MFS Utilities Portfolio--Initial Class ...............                 1.59         0.00 to 0.35       35.48 to 35.82
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................                 0.00                 0.35(^)             27.00
Oppenheimer Main Street Portfolio--Service
Class (6) ............................................                 0.00                 0.35(^)             14.30
PBHG Mid-Cap Portfolio ...............................                 0.00                 0.35       33.89 to 33.90
PBHG Select Value Portfolio ..........................                 3.03                 0.35       17.88 to 17.89
PIMCO Global Bond Portfolio--Administrative
Class ................................................                 2.05                 0.35       13.97 to 13.98
PIMCO Real Return Portfolio--Administrative Class ....                 2.46         0.00 to 0.35         8.53 to 8.92
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .................................                 2.48                 0.35       29.94 to 29.96
T. Rowe Price Equity Income Portfolio ................                 1.75                 0.00                25.48
T. Rowe Price International Stock Portfolio ..........                 1.53                 0.00                30.52
T. Rowe Price Limited Term Bond Portfolio ............                 3.76                 0.00                 4.22
T. Rowe Price New America Growth Portfolio ...........                 0.00                 0.00                35.01
T. Rowe Price Personal Strategy Balanced Portfolio ...                 2.26                 0.00                24.84
T. Rowe Price Prime Reserve Portfolio ................                 0.66                 0.00                 0.68
UIF Equity Growth Portfolio--Class I .................                 0.00                 0.00                24.83
UIF Emerging Markets Equity Portfolio--Class I .......                 0.00                 0.35       49.10 to 49.15
UIF Emerging Markets Debt Portfolio--Class I .........                 0.00                 0.00                27.93
UIF Core Plus Fixed Income Portfolio--Class I ........                 0.06                 0.00                 4.58
UIF Global Value Equity Portfolio--Class I ...........                 0.00         0.00 to 0.35       28.54 to 28.95
UIF U.S. Real Estate Portfolio-- Class I .............                 0.00         0.00 to 0.35       37.05 to 37.53
UIF Value Portfolio--Class I .........................                 0.00                 0.00                34.10
Van Eck Hard Assets Fund .............................                 0.94                 0.00                45.10
Van Eck WorldWide Bond Fund ..........................                 1.70                 0.00                18.17
Van Eck WorldWide Emerging Markets Fund ..............                 0.11                 0.00                54.17

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the subaccount.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   (^)  Annualized.

   (1) For the period January 1, 2003 through February 28, 2003 (termination of subaccount).

   (2) For the period July 7, 2003 (commencement of operations) through December 31, 2003.

   (3) For the period July 2, 2003 (commencement of operations) through December 31, 2003.

   (4) For the period August 12, 2003 (commencement of operations) through December 31, 2003.

   (5) For the period June 23, 2003 (commencement of operations) through December 31, 2003.

   (6) For the period June 27, 2003 (commencement of operations) through December 31, 2003.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Strategist Subaccounts

EQAT-MONY Funds
EQ/MONY Equity Growth Subaccount .....................               12,901      $         52.80      $           681
EQ/MONY Equity Income Subaccount .....................                8,433                54.33                  458
EQ/MONY Intermediate Term Bond Subaccount ............                4,272                31.57                  135
EQ/MONY Long Term Bond Subaccount ....................                1,535                42.42                   65
EQ/MONY Diversified Subaccount .......................               20,949                40.68                  852
EQ/MONY Money Market Subaccount ......................                2,188                21.54                   47

MONYEquity Master Subaccounts

Dreyfus
Dreyfus Stock Index Subaccount .......................              405,627      $          6.05      $         2,452
Dreyfus Socially Responsible Growth
Subaccount ...........................................                7,289                 6.01                   44
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................            1,891,577                13.34               25,234
EQ/Enterprise Small Company Value
Subaccount ...........................................            1,208,111                23.35               28,203
EQ/Enterprise Managed Subaccount .....................            4,135,667                16.40               67,799
EQ/Enterprise International Growth
Subaccount ...........................................              699,800                10.62                7,431
EQ/Enterprise High Yield Bond Subaccount .............              327,973                15.23                4,997
EQ/Enterprise Growth Subaccount ......................              443,237                 6.27                2,781
EQ/Enterprise Growth and Income Subaccount ...........              325,532                 6.34                2,064
EQ/Enterprise Capital Appreciation Subaccount ........              258,817                 6.12                1,585
EQ/Enterprise Balanced Subaccount ....................                7,501                 8.90                   67
EQ/Enterprise Equity Income Subaccount ...............               36,583                 7.65                  280
EQ/Enterprise Multi-Cap Growth Subaccount ............               14,595                 5.82                   85
EQ/Enterprise Small Company Growth
Subaccount ...........................................               59,047                 7.64                  451
EQ/Enterprise Mid-Cap Growth Subaccount ..............               42,738                 5.33                  228
EQ/Enterprise Worldwide Growth Subaccount ............                3,397                 6.63                   23
EQ/Enterprise Emerging Countries Subaccount ..........               26,947                 7.73                  208
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............               94,178                15.85                1,493
EQ/MONY Long Term Bond Subaccount ....................              144,221                18.67                2,693
EQ/MONY Government Securities Subaccount .............              153,243                15.17                2,325
EQ/MONY Money Market Subaccount ......................              307,517                13.51                4,154
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount .........................              259,734                 7.38                1,916
VIP Growth Subaccount ................................              371,491                 4.80                1,785
VIP III Growth Opportunities Subaccount ..............               16,051                 7.10                  114
Janus Aspen Series
Aggressive Growth Subaccount .........................               23,481                 5.62                  132
Balanced Subaccount ..................................               42,762                 9.03                  386
Capital Appreciation Subaccount ......................              512,348                 5.31                2,720
Worldwide Growth Subaccount ..........................              597,638                 4.57                2,732

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
Strategist Subaccounts

EQAT-MONY Funds
EQ/MONY Equity Growth Subaccount .....................                 0.65%                0.60%              (23.13)%
EQ/MONY Equity Income Subaccount .....................                 1.92                 0.60               (15.65)
EQ/MONY Intermediate Term Bond Subaccount ............                 3.95                 0.60                 8.71
EQ/MONY Long Term Bond Subaccount ....................                 4.56                 0.60                13.36
EQ/MONY Diversified Subaccount .......................                 2.08                 0.60               (16.88)
EQ/MONY Money Market Subaccount ......................                 1.49                 0.60                 0.89

MONYEquity Master Subaccounts

Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.32%                0.75%              (22.93)
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.27                 0.75               (29.46)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.75               (29.97)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.36                 0.75                (9.92)
EQ/Enterprise Managed Subaccount .....................                 0.93                 0.75               (21.76)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.66                 0.75               (20.09)
EQ/Enterprise High Yield Bond Subaccount .............                 8.67                 0.75                 0.73
EQ/Enterprise Growth Subaccount ......................                 0.40                 0.75               (23.91)
EQ/Enterprise Growth and Income Subaccount ...........                 1.19                 0.75               (26.54)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.00                 0.75               (17.52)
EQ/Enterprise Balanced Subaccount ....................                 2.48                 0.75               (11.53)
EQ/Enterprise Equity Income Subaccount ...............                 1.48                 0.75               (15.47)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.75               (35.12)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 0.00                 0.75               (24.58)
EQ/Enterprise Mid-Cap Growth Subaccount ..............                 0.00                 0.75               (31.58)
EQ/Enterprise Worldwide Growth Subaccount ............                 0.00                 0.75               (25.25)
EQ/Enterprise Emerging Countries Subaccount ..........                 0.21                 0.75               (17.33)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 2.92                 0.75                 8.49
EQ/MONY Long Term Bond Subaccount ....................                 4.24                 0.75                13.22
EQ/MONY Government Securities Subaccount .............                 2.57                 0.75                 5.79
EQ/MONY Money Market Subaccount ......................                 1.48                 0.75                 0.75
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount .........................                 0.68                 0.75               (10.11)
VIP Growth Subaccount ................................                 0.14                 0.75               (30.84)
VIP III Growth Opportunities Subaccount ..............                 0.09                 0.75               (22.49)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.75               (28.50)
Balanced Subaccount ..................................                 3.12                 0.75                (7.10)
Capital Appreciation Subaccount ......................                 0.57                 0.75               (16.25)
Worldwide Growth Subaccount ..........................                 0.92                 0.75               (26.05)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                               At December 31, 2001
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Strategist Subaccounts

EQAT-MONY Funds
EQ/MONY Equity Growth Subaccount .....................               13,267      $         68.69      $           911
EQ/MONY Equity Income Subaccount .....................                9,279                64.41                  598
EQ/MONY Intermediate Term Bond Subaccount ............                4,569                29.04                  133
EQ/MONY Long Term Bond Subaccount ....................                1,495                37.42                   56
EQ/MONY Diversified Subaccount .......................               21,555                48.94                1,055
EQ/MONY Money Market Subaccount ......................                2,507                21.35                   54

MONYEquity Master Subaccounts

Dreyfus
Dreyfus Stock Index Subaccount .......................              437,449      $          7.85      $         3,433
Dreyfus Socially Responsible Growth
Subaccount (7) .......................................                4,617                 8.52                   39
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................            1,924,485                19.05               36,654
EQ/Enterprise Small Company Value
Subaccount ...........................................            1,233,590                25.92               31,971
EQ/Enterprise Managed Subaccount .....................            4,331,427                20.96               90,806
EQ/Enterprise International Growth
Subaccount ...........................................              697,861                13.29                9,272
EQ/Enterprise High Yield Bond Subaccount .............              301,483                15.12                4,558
EQ/Enterprise Growth Subaccount ......................              354,433                 8.24                2,920
EQ/Enterprise Growth and Income Subaccount ...........              292,641                 8.63                2,525
EQ/Enterprise Capital Appreciation Subaccount ........              235,606                 7.42                1,749
EQ/Enterprise Balanced Subaccount (1) ................                3,988                10.06                   40
EQ/Enterprise Equity Income Subaccount (2) ...........               10,033                 9.05                   91
EQ/Enterprise Multi-Cap Growth
Subaccount (3) .......................................               10,617                 8.97                   95
EQ/Enterprise Small Company Growth
Subaccount (4) .......................................               11,867                10.13                  120
EQ/Enterprise Mid-Cap Growth Subaccount (5) ..........               24,674                 7.79                  192
EQ/Enterprise Worldwide Growth
Subaccount (6) .......................................                2,244                 8.87                   20
EQ/Enterprise Emerging Countries
Subaccount (7) .......................................               22,654                 9.35                  212
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............               52,904                14.61                  773
EQ/MONY Long Term Bond Subaccount ....................              129,500                16.49                2,136
EQ/MONY Government Securities Subaccount .............               84,169                14.34                1,207
EQ/MONY Money Market Subaccount ......................              262,179                13.41                3,515
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount .........................              223,575                 8.21                1,835
VIP Growth Subaccount ................................              352,343                 6.94                2,444
VIP III Growth Opportunities Subaccount (5) ..........                1,294                 9.16                   12
Janus Aspen Series
Aggressive Growth Subaccount (8) .....................               18,896                 7.86                  148
Balanced Subaccount (9) ..............................               12,732                 9.72                  124
Capital Appreciation Subaccount ......................              554,001                 6.34                3,515
Worldwide Growth Subaccount ..........................              585,745                 6.18                3,623

                                                                      For the period ended December 31, 2001
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
Strategist Subaccounts

EQAT-MONY Funds
EQ/MONY Equity Growth Subaccount .....................                 0.00%                0.60%              (19.81)%
EQ/MONY Equity Income Subaccount .....................                 1.74                 0.60               (11.52)
EQ/MONY Intermediate Term Bond Subaccount ............                 5.40                 0.60                 7.88
EQ/MONY Long Term Bond Subaccount ....................                 5.21                 0.60                 5.68
EQ/MONY Diversified Subaccount .......................                 1.13                 0.60               (15.93)
EQ/MONY Money Market Subaccount ......................                 3.78                 0.60                 3.19

MONYEquity Master Subaccounts

Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.13%                0.75%              (12.87)%
Dreyfus Socially Responsible Growth
Subaccount (7) .......................................                 0.14(^)              0.75(^)            (14.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.75               (19.42)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.25                 0.75                 4.43
EQ/Enterprise Managed Subaccount .....................                 2.15                 0.75               (11.86)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.66                 0.75               (28.36)
EQ/Enterprise High Yield Bond Subaccount .............                 8.85                 0.75                 5.07
EQ/Enterprise Growth Subaccount ......................                 0.47                 0.75               (13.17)
EQ/Enterprise Growth and Income Subaccount ...........                 0.94                 0.75               (12.56)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.68                 0.75               (19.78)
EQ/Enterprise Balanced Subaccount (1) ................                 1.75(^)              0.75(^)             (0.60)
EQ/Enterprise Equity Income Subaccount (2) ...........                 2.13(^)              0.75(^)             (9.50)
EQ/Enterprise Multi-Cap Growth
Subaccount (3) .......................................                 0.00(^)              0.75(^)            (10.30)
EQ/Enterprise Small Company Growth
Subaccount (4) .......................................                 0.00(^)              0.75(^)              1.30
EQ/Enterprise Mid-Cap Growth Subaccount (5) ..........                 0.00(^)              0.75(^)            (22.10)
EQ/Enterprise Worldwide Growth
Subaccount (6) .......................................                 0.00(^)              0.75(^)            (11.30)
EQ/Enterprise Emerging Countries
Subaccount (7) .......................................                 0.00(^)              0.75(^)             (6.50)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 4.66                 0.75                 7.74
EQ/MONY Long Term Bond Subaccount ....................                 4.67                 0.75                 5.50
EQ/MONY Government Securities Subaccount .............                 4.27                 0.75                 5.75
EQ/MONY Money Market Subaccount ......................                 3.69                 0.75                 3.07
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount .........................                 0.69                 0.75               (13.03)
VIP Growth Subaccount ................................                 0.00                 0.75               (18.35)
VIP III Growth Opportunities Subaccount (5) ..........                 0.00(^)              0.75(^)             (8.40)
Janus Aspen Series
Aggressive Growth Subaccount (8) .....................                 0.00(^)              0.75(^)            (21.40)
Balanced Subaccount (9) ..............................                 4.61(^)              0.75(^)             (2.80)
Capital Appreciation Subaccount ......................                 1.28                 0.75               (22.40)
Worldwide Growth Subaccount ..........................                 0.50                 0.75               (23.13)

----------
    * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period May 7, 2001 (commencement of operations) through December 31, 2001.

   (2) For the period June 6, 2001 (commencement of operations) through December 31, 2001.

   (3) For the period May 2, 2001 (commencement of operations) through December 31, 2001.

   (4) For the period May 5, 2001 (commencement of operations) through December 31, 2001.

   (5) For the period June 12, 2001 (commencement of operations) through December 31, 2001.

   (6) For the period May 25, 2001 (commencement of operations) through December 31, 2001.

   (7) For the period June 8, 2001 (commencement of operations) through December 31, 2001.

   (8) For the period May 4, 2001 (commencement of operations) through December 31, 2001.

   (9) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Custom Estate Master Subaccounts
Alger American Fund
MidCap Growth Subaccount (3) .........................                  892      $          7.91      $             7
Dreyfus
Dreyfus Stock Index Subaccount .......................              125,137                 6.55                  820
Dreyfus Socially Responsible Growth
Subaccount ...........................................                7,887                 5.15                   41
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................              122,785                 6.21                  762
EQ/Enterprise Small Company Value
Subaccount ...........................................               87,482                11.85                1,037
EQ/Enterprise Managed Subaccount .....................              167,850                 7.67                1,288
EQ/Enterprise International Growth
Subaccount ...........................................               40,098                 6.57                  263
EQ/Enterprise High Yield Bond Subaccount .............               43,159                10.68                  461
EQ/Enterprise Growth Subaccount ......................              377,484                 7.64                2,883
EQ/Enterprise Growth and Income Subaccount ...........              153,750                 7.72                1,187
EQ/Enterprise Small Company Growth
Subaccount ...........................................               53,474                11.50                  615
EQ/Enterprise Equity Income Subaccount ...............               82,263                 8.47                  697
EQ/Enterprise Capital Appreciation Subaccount ........               65,144                 8.93                  582
EQ/Enterprise Multi-Cap Growth Subaccount ............              103,758                 4.76                  493
EQ/Enterprise Balanced Subaccount ....................               22,902                 8.68                  199
EQ/Enterprise Mid-Cap Growth Subaccount ..............                4,410                 6.24                   28
EQ/Enterprise World Wide Growth
Subaccount (1) .......................................                   77                 7.59                    0
EQ/Enterprise Emerging Countries
Subaccount (1) .......................................                  436                 8.27                    4
EQ/Enterprise Total Return Subaccount (2) ............                3,873                10.57                   41
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............               30,069                12.78                  384
EQ/MONY Long Term Bond Subaccount ....................               36,149                13.09                  473
EQ/MONY Government Securities Subaccount .............               27,158                12.41                  337
EQ/MONY Money Market Subaccount ......................              102,684                11.56                1,187
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................               60,954                 5.63                  343
VIP II Contrafund Subaccount .........................               40,733                 7.77                  316
VIP III Growth Opportunities Subaccount ..............               10,220                 5.66                   58
Janus Aspen Series
Aggressive Growth Subaccount .........................               93,463                 3.40                  318
Balanced Subaccount ..................................               52,935                 9.01                  477
Capital Appreciation Subaccount ......................               56,385                 6.68                  376
Worldwide Growth Subaccount ..........................               88,956                 5.57                  495
Lord Abbett Series Fund
Growth and Income Subaccount (3) .....................                3,229                 8.51                   27
Mid-Cap Value Subaccount (4) .........................                5,072                 8.61                   44
PIMCO Variable Insurance Trust
Global Bond Subaccount (5) ...........................                1,421                10.95                   16
Real Return Bond Subaccount (3) ......................               14,071                11.08                  156
Universal Institutional Funds, Inc. ..................
U.S. Real Estate Subaccount (5) ......................                1,656                 9.06                   15

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Custom Estate Master Subaccounts
Alger American Fund
MidCap Growth Subaccount (3) .........................                 0.00%                0.35%(^)           (20.90)%
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.42                 0.35               (22.67)
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.28                 0.35               (29.26)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.35               (29.67)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.38                 0.35                (9.61)
EQ/Enterprise Managed Subaccount .....................                 0.97                 0.35               (21.49)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.69                 0.35               (19.78)
EQ/Enterprise High Yield Bond Subaccount .............                 8.67                 0.35                 1.14
EQ/Enterprise Growth Subaccount ......................                 0.41                 0.35               (23.52)
EQ/Enterprise Growth and Income Subaccount ...........                 1.17                 0.35               (26.27)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 0.00                 0.35               (24.24)
EQ/Enterprise Equity Income Subaccount ...............                 1.20                 0.35               (15.13)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.00                 0.35               (17.16)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.35               (34.79)
EQ/Enterprise Balanced Subaccount ....................                 2.10                 0.35               (11.16)
EQ/Enterprise Mid-Cap Growth Subaccount ..............                 0.00                 0.35               (31.20)
EQ/Enterprise World Wide Growth
Subaccount (1) .......................................                 0.00                 0.35 (^)           (24.10)
EQ/Enterprise Emerging Countries
Subaccount (1) .......................................                 0.30(^)              0.35 (^)           (17.30)
EQ/Enterprise Total Return Subaccount (2) ............                 3.31(^)              0.35 (^)             5.70
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 3.70                 0.35                  8.95
EQ/MONY Long Term Bond Subaccount ....................                 4.04                 0.35                 13.63
EQ/MONY Government Securities Subaccount .............                 2.95                 0.35                  6.25
EQ/MONY Money Market Subaccount ......................                 1.49                 0.35                  1.14
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.14                 0.35               (30.41)
VIP II Contrafund Subaccount .........................                 0.69                 0.35                (9.76)
VIP III Growth Opportunities Subaccount ..............                 0.85                 0.35               (22.15)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.35               (28.27)
Balanced Subaccount ..................................                 2.62                 0.35                (6.73)
Capital Appreciation Subaccount ......................                 0.61                 0.35               (15.87)
Worldwide Growth Subaccount ..........................                 0.95                 0.35               (25.73)
Lord Abbett Series Fund
Growth and Income Subaccount (3) .....................                 1.43(^)              0.35 (^)           (14.90)
Mid-Cap Value Subaccount (4) .........................                 1.42(^)              0.35 (^)           (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount (5) ...........................                 2.65(^)              0.35 (^)             9.50
Real Return Bond Subaccount (3) ......................                 3.91(^)              0.35 (^)            10.80
Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (5) ......................                 8.73(^)              0.35 (^)            (9.40)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period January 7, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period June 28, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period June 3, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period June 24, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                               At December 31, 2001
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Custom Estate Master Subaccounts
Dreyfus
Dreyfus Stock Index Subaccount .......................               96,211      $          8.47      $           815
Dreyfus Socially Responsible Growth
Subaccount ...........................................                5,786                 7.28                   42
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................               85,310                 8.83                  753
EQ/Enterprise Small Company Value
Subaccount ...........................................               71,640                13.11                  939
EQ/Enterprise Managed Subaccount .....................              133,735                 9.77                1,307
EQ/Enterprise International Growth
Subaccount ...........................................               31,108                 8.19                  255
EQ/Enterprise High Yield Bond Subaccount .............               33,604                10.56                  355
EQ/Enterprise Growth Subaccount ......................              293,534                 9.99                2,932
EQ/Enterprise Growth and Income Subaccount ...........              132,155                10.47                1,383
EQ/Enterprise Small Company Growth
Subaccount ...........................................               46,743                15.18                  710
EQ/Enterprise Equity Income Subaccount ...............               74,868                 9.98                  747
EQ/Enterprise Capital Appreciation Subaccount ........               41,343                10.78                  446
EQ/Enterprise Multi-Cap Growth Subaccount ............               73,588                 7.30                  537
EQ/Enterprise Balanced Subaccount ....................               15,884                 9.77                  155
EQ/Enterprise Mid-Cap Growth Subaccount (1) ..........                4,146                 9.07                   38
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............               23,432                11.73                  275
EQ/MONY Long Term Bond Subaccount ....................               27,875                11.52                  321
EQ/MONY Government Securities Subaccount .............               19,126                11.68                  223
EQ/MONY Money Market Subaccount ......................               92,971                11.43                1,063
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................               55,001                 8.09                  445
VIP II Contrafund Subaccount .........................               38,388                 8.61                  330
VIP III Growth Opportunities Subaccount ..............                8,809                 7.27                   64
Janus Aspen Series
Aggressive Growth Subaccount .........................               68,394                 4.74                  324
Balanced Subaccount ..................................               39,425                 9.66                  381
Capital Appreciation Subaccount ......................               44,723                 7.94                  355
Worldwide Growth Subaccount ..........................               78,108                 7.50                  586

                                                                      For the period ended December 31, 2001
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Custom Estate Master Subaccounts
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.28%                0.35%              (12.50)%
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.08                 0.35               (22.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.35               (19.07)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.27                 0.35                 4.88
EQ/Enterprise Managed Subaccount .....................                 2.30                 0.35               (11.50)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.33                 0.35               (28.03)
EQ/Enterprise High Yield Bond Subaccount .............                 8.85                 0.35                 5.60
EQ/Enterprise Growth Subaccount ......................                 0.49                 0.35               (12.83)
EQ/Enterprise Growth and Income Subaccount ...........                 0.91                 0.35               (12.16)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 1.69                 0.35                (4.17)
EQ/Enterprise Equity Income Subaccount ...............                 1.07                 0.35               (11.05)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.68                 0.35               (19.43)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.35               (17.23)
EQ/Enterprise Balanced Subaccount ....................                 1.59                 0.35                (4.22)
EQ/Enterprise Mid-Cap Growth Subaccount (1) ..........                 0.00 (^)             0.35 (^)            (9.30)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 4.28                 0.35                 8.11
EQ/MONY Long Term Bond Subaccount ....................                 4.45                 0.35                 5.98
EQ/MONY Government Securities Subaccount .............                 3.46                 0.35                 6.18
EQ/MONY Money Market Subaccount ......................                 3.61                 0.35                 3.44
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.00                 0.35               (18.03)
VIP II Contrafund Subaccount .........................                 0.36                 0.35               (12.68)
VIP III Growth Opportunities Subaccount ..............                 0.17                 0.35               (14.77)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.35               (39.69)
Balanced Subaccount ..................................                 3.27                 0.35                (5.01)
Capital Appreciation Subaccount ......................                 1.41                 0.35               (22.00)
Worldwide Growth Subaccount ..........................                 0.65                 0.35               (22.76)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period July 20, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Custom Equity Master Subaccounts
Alger American
MidCap Growth Subaccount (2) .........................               13,796      $          7.66      $           106
Dreyfus
Dreyfus Stock Index Subaccount .......................              970,710                 6.59                6,396
Dreyfus Socially Responsible Growth
Subaccount ...........................................              138,847                 5.35                  742
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................            1,107,623                 6.27                6,945
EQ/Enterprise Small Company Value
Subaccount ...........................................              828,456                12.55               10,397
EQ/Enterprise Managed Subaccount .....................            1,095,521                 7.78                8,520
EQ/Enterprise International Growth
Subaccount ...........................................              366,129                 6.99                2,560
EQ/Enterprise High Yield Bond Subaccount .............              255,620                10.74                2,744
EQ/Enterprise Growth Subaccount ......................            2,441,538                 7.85               19,169
EQ/Enterprise Growth and Income Subaccount ...........              929,986                 7.84                7,294
EQ/Enterprise Small Company Growth
Subaccount ...........................................              416,895                11.82                4,926
EQ/Enterprise Equity Income Subaccount ...............              255,927                 8.65                2,214
EQ/Enterprise Capital Appreciation Subaccount ........              433,997                 9.69                4,207
EQ/Enterprise Multi-Cap Growth Subaccount ............              993,482                 5.06                5,026
EQ/Enterprise Balanced Subaccount ....................               86,239                 8.69                  749
EQ/Enterprise Emerging Countries Subaccount ..........               16,326                 7.88                  129
EQ/Enterprise Worldwide Growth Subaccount ............               15,617                 6.68                  104
EQ/Enterprise Mid-Cap Growth Subaccount ..............               64,830                 5.22                  338
EQ/Enterprise Total Return Subaccount (1) ............               20,184                10.59                  214
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............              147,956                12.69                1,878
EQ/MONY Long Term Bond Subaccount ....................              272,785                12.73                3,472
EQ/MONY Government Securities Subaccount .............              241,339                12.37                2,984
EQ/MONY Money Market Subaccount ......................              650,363                11.58                7,531
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................              599,095                 5.77                3,456
VIP II Contrafund Subaccount .........................              499,846                 8.35                4,175
VIP III Growth Opportunities Subaccount ..............              155,326                 5.55                  861
Janus Aspen Series
Aggressive Growth Subaccount .........................            1,147,470                 4.11                4,710
Balanced Subaccount ..................................              412,432                 9.17                3,784
Capital Appreciation Subaccount ......................              483,765                 7.05                3,409
Worldwide Growth Subaccount ..........................              774,371                 6.32                4,897
Lord Abbett Series Fund
Growth and Income Subaccount (2) .....................               19,938                 8.46                  169
Mid Cap Value Subaccount (3) .........................               32,852                 8.61                  283
PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...........................               35,103                11.55                  405
Real Return Subaccount (1) ...........................               51,459                11.25                  579
Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ......................               22,105                 9.14                  202

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Custom Equity Master Subaccounts
Alger American
MidCap Growth Subaccount (2) .........................                 0.00%(^)             0.35%(^)           (23.40)%
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.40                 0.35               (22.65)
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.24                 0.35               (29.14)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.35               (29.63)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.39                 0.35                (9.58)
EQ/Enterprise Managed Subaccount .....................                 0.96                 0.35               (21.41)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.68                 0.35               (19.75)
EQ/Enterprise High Yield Bond Subaccount .............                 8.66                 0.35                 1.23
EQ/Enterprise Growth Subaccount ......................                 0.40                 0.35               (23.56)
EQ/Enterprise Growth and Income Subaccount ...........                 1.22                 0.35               (26.25)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 0.00                 0.35               (24.23)
EQ/Enterprise Equity Income Subaccount ...............                 1.27                 0.35               (15.03)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.00                 0.35               (17.18)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.35               (34.88)
EQ/Enterprise Balanced Subaccount ....................                 2.16                 0.35               (11.15)
EQ/Enterprise Emerging Countries Subaccount ..........                 0.21                 0.35               (16.97)
EQ/Enterprise Worldwide Growth Subaccount ............                 0.00                 0.35               (24.94)
EQ/Enterprise Mid-Cap Growth Subaccount ..............                 0.00                 0.35               (31.23)
EQ/Enterprise Total Return Subaccount (1) ............                 3.39 (^)             0.35 (^)             5.90
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 3.68                 0.35                 8.93
EQ/MONY Long Term Bond Subaccount ....................                 4.20                 0.35                13.66
EQ/MONY Government Securities Subaccount .............                 2.72                 0.35                 6.27
EQ/MONY Money Market Subaccount ......................                 1.49                 0.35                 1.14
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.13                 0.35               (30.40)
VIP II Contrafund Subaccount .........................                 0.64                 0.35                (9.73)
VIP III Growth Opportunities Subaccount ..............                 0.86                 0.35               (22.16)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.35               (28.15)
Balanced Subaccount ..................................                 2.64                 0.35                (6.81)
Capital Appreciation Subaccount ......................                 0.59                 0.35               (15.97)
Worldwide Growth Subaccount ..........................                 0.99                 0.35               (25.82)
Lord Abbett Series Fund
Growth and Income Subaccount (2) .....................                 1.98 (^)             0.35 (^)           (15.40)
Mid Cap Value Subaccount (3) .........................                 1.77 (^)             0.35 (^)           (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...........................                 2.69 (^)             0.35 (^)            15.50
Real Return Subaccount (1) ...........................                 3.99 (^)             0.35 (^)            12.50
Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ......................                 9.10 (^)             0.35 (^)            (8.60)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

        of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period May 8, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period May 6, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                               At December 31, 2001
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Custom Equity Master Subaccounts
Dreyfus
Dreyfus Stock Index Subaccount .......................              726,355      $          8.52      $         6,187
Dreyfus Socially Responsible Growth
Subaccount ...........................................              110,913                 7.55                  837
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................              887,133                 8.91                7,909
EQ/Enterprise Small Company Value
Subaccount ...........................................              641,682                13.88                8,905
EQ/Enterprise Managed Subaccount .....................              941,722                 9.90                9,327
EQ/Enterprise International Growth
Subaccount ...........................................              309,095                 8.71                2,693
EQ/Enterprise High Yield Bond Subaccount .............              206,143                10.61                2,188
EQ/Enterprise Growth Subaccount ......................            2,036,137                10.27               20,907
EQ/Enterprise Growth and Income Subaccount ...........              758,620                10.63                8,064
EQ/Enterprise Small Company Growth
Subaccount ...........................................              338,648                15.60                5,285
EQ/Enterprise Equity Income Subaccount ...............              208,347                10.18                2,122
EQ/Enterprise Capital Appreciation Subaccount ........              371,317                11.70                4,345
EQ/Enterprise Multi-Cap Growth Subaccount ............              818,793                 7.77                6,361
EQ/Enterprise Balanced Subaccount ....................               59,101                 9.78                  578
EQ/Enterprise Emerging Countries
Subaccount (2) .......................................               14,433                 9.49                  137
EQ/Enterprise Worldwide Growth
Subaccount (1) .......................................                8,149                 8.90                   73
EQ/Enterprise Mid-Cap Growth Subaccount (3) ..........               31,935                 7.59                  242
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............              119,810                11.65                1,396
EQ/MONY Long Term Bond Subaccount ....................              209,209                11.20                2,343
EQ/MONY Government Securities Subaccount .............              146,574                11.64                1,707
EQ/MONY Money Market Subaccount ......................              649,426                11.45                7,435
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................              447,940                 8.29                3,715
VIP II Contrafund Subaccount .........................              389,954                 9.25                3,609
VIP III Growth Opportunities Subaccount ..............              132,217                 7.13                  942
Janus Aspen Series
Aggressive Growth Subaccount .........................              850,465                 5.72                4,862
Balanced Subaccount ..................................              308,589                 9.84                3,037
Capital Appreciation Subaccount ......................              414,025                 8.39                3,472
Worldwide Growth Subaccount ..........................              573,563                 8.52                4,886

                                                                      For the period ended December 31, 2001
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Custom Equity Master Subaccounts
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.23%                0.35%              (12.44)%
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.08                 0.35               (22.88)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.35               (19.15)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.27                 0.35                 4.91
EQ/Enterprise Managed Subaccount .....................                 2.25                 0.35               (11.53)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.73                 0.35               (28.08)
EQ/Enterprise High Yield Bond Subaccount .............                 8.84                 0.35                 5.47
EQ/Enterprise Growth Subaccount ......................                 0.48                 0.35               (12.89)
EQ/Enterprise Growth and Income Subaccount ...........                 0.93                 0.35               (12.15)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 0.00                 0.35                (4.18)
EQ/Enterprise Equity Income Subaccount ...............                 1.15                 0.35               (11.09)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.67                 0.35               (19.42)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.35               (17.25)
EQ/Enterprise Balanced Subaccount ....................                 1.85                 0.35                (4.21)
EQ/Enterprise Emerging Countries
Subaccount (2) .......................................                 0.00 (^)             0.35 (^)            (5.10)
EQ/Enterprise Worldwide Growth
Subaccount (1) .......................................                 0.00 (^)             0.35 (^)           (11.00)
EQ/Enterprise Mid-Cap Growth Subaccount (3) ..........                 0.00 (^)             0.35 (^)           (24.10)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 4.26                 0.35                 8.17
EQ/MONY Long Term Bond Subaccount ....................                 3.73                 0.35                 5.96
EQ/MONY Government Securities Subaccount .............                 3.44                 0.35                 6.20
EQ/MONY Money Market Subaccount ......................                 3.41                 0.35                 3.43
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.00                 0.35               (18.08)
VIP II Contrafund Subaccount .........................                 0.51                 0.35               (12.74)
VIP III Growth Opportunities Subaccount ..............                 0.19                 0.35               (14.71)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.35               (39.66)
Balanced Subaccount ..................................                 3.22                 0.35                (5.02)
Capital Appreciation Subaccount ......................                 1.38                 0.35               (21.95)
Worldwide Growth Subaccount ..........................                 0.58                 0.35               (22.76)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period May 3, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   (2) For the period May 24, 2001 (commencement of operations) through December 31, 2001.

   (3) For the period May 21, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the year ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
AIM Variable Insurance Funds
Financial Services Subaccount (7) ....................                  238      $          8.63      $             2
Alger American
Balanced Growth Subaccount (6) .......................               21,775                 9.38                  204
Mid Cap Growth Subaccount (5) ........................               18,916                 7.93                  150
Dreyfus Variable Investment Fund
Appreciation Subaccount ..............................              222,947                11.06                2,466
Small Company Stock Subaccount .......................              149,793                 8.67                1,299
Dreyfus
Dreyfus Stock Index Subaccount .......................            3,479,330                 9.97               34,688
Dreyfus Socially Responsible Growth Subaccount .......                5,880                 5.87                   35
Dreyfus Small Cap Stock Index (3) ....................              386,651                 8.26                3,192
Dreyfus Variable Investment Fund
International Value Subaccount (2) ...................              714,957                 7.98                5,702
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................              211,781                 7.48                1,584
EQ/Enterprise Small Company Value Subaccount .........              139,108                15.00                2,086
EQ/Enterprise Managed Subaccount .....................               18,587                 8.74                  162
EQ/Enterprise International Growth Subaccount ........               22,157                 7.14                  158
EQ/Enterprise High Yield Bond Subaccount .............              146,427                11.88                1,735
EQ/Enterprise Small Company Growth Subaccount ........              200,919                 8.04                1,616
EQ/Enterprise Growth Subaccount ......................              909,094                 6.37                5,793
EQ/Enterprise Total Return Subaccount (1) ............            1,259,424                10.52               13,244
EQAT-MONY Funds
EQ/MONY Money Market Subaccount ......................            2,777,986                12.55               34,865
EQ/MONY Intermediate Term Bond Subaccount ............              605,565                13.69                8,291
EQ/MONY Long Term Bond Subaccount ....................              331,338                14.24                4,720
EQ/MONY Government Securities Subaccount .............              298,278                13.29                3,965
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................              955,720                 6.00                5,737
VIP II Contrafund Subaccount .........................              659,215                 7.88                5,194
VIP III Growth Opportunities Subaccount ..............               23,212                 5.54                  129
VIP II Asset Manager Subaccount ......................              489,855                 8.56                4,194
VIP III Growth and Income Subaccount .................              954,152                 7.35                7,014
Janus Aspen Series
Aggressive Growth Subaccount .........................              424,887                 3.35                1,425
Flexible Income Subaccount ...........................              858,596                12.66               10,868
International Growth Subaccount ......................              205,780                 5.84                1,202
Worldwide Growth Subaccount ..........................            1,033,150                 5.61                5,801
Capital Appreciation Subaccount ......................              249,646                 5.36                1,339
Strategic Value Subaccount ...........................              183,715                 7.09                1,303
Lord Abbett Series
Mid-Cap Value Subaccount (2) .........................              367,490                 8.78                3,228
MFS Variable Insurance Trust
New Discovery Series Subaccount (6) ..................                5,912                 7.98                   47
Total Return Series Subaccount (8) ...................                7,749                 9.41                   73
Utilities Series Subaccount (9) ......................                   67                 9.13                    1
PIMCO Variable Insurance Trust
Real Return Subaccount (1) ...........................              129,337                11.10                1,436

                                                                    For the period ended
                                                                      December 31, 2002
                                                            ------------------------------------
                                                               Investment
                                                                 Income
                                                                 Ratio*           Total Return**
                                                            ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
AIM Variable Insurance Funds
Financial Services Subaccount (7) ....................                 7.54%(^)           (13.70)%
Alger American
Balanced Growth Subaccount (6) .......................                 0.00 (^)            (6.20)
Mid Cap Growth Subaccount (5) ........................                 0.00 (^)           (20.70)
Dreyfus Variable Investment Fund
Appreciation Subaccount ..............................                 0.96               (16.72)
Small Company Stock Subaccount .......................                 0.28               (19.72)
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.34               (22.35)
Dreyfus Socially Responsible Growth Subaccount .......                 0.06               (28.93)
Dreyfus Small Cap Stock Index (3) ....................                 0.39 (^)           (17.40)
Dreyfus Variable Investment Fund
International Value Subaccount (2) ...................                 2.18 (^)           (20.20)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00               (29.37)
EQ/Enterprise Small Company Value Subaccount .........                 0.41                (9.26)
EQ/Enterprise Managed Subaccount .....................                 1.09               (21.19)
EQ/Enterprise International Growth Subaccount ........                 0.83               (19.41)
EQ/Enterprise High Yield Bond Subaccount .............                 8.65                 1.54
EQ/Enterprise Small Company Growth Subaccount ........                 0.00               (24.08)
EQ/Enterprise Growth Subaccount ......................                 0.74               (23.25)
EQ/Enterprise Total Return Subaccount (1) ............                 2.79 (^)             5.20
EQAT-MONY Funds
EQ/MONY Money Market Subaccount ......................                 1.51                 1.46
EQ/MONY Intermediate Term Bond Subaccount ............                 3.68                 9.35
EQ/MONY Long Term Bond Subaccount ....................                 7.14                14.01
EQ/MONY Government Securities Subaccount .............                 2.76                 6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.10               (30.15)
VIP II Contrafund Subaccount .........................                 0.85                (9.32)
VIP III Growth Opportunities Subaccount ..............                 1.17               (21.86)
VIP II Asset Manager Subaccount ......................                 4.16                (8.74)
VIP III Growth and Income Subaccount .................                 1.40               (16.67)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00               (27.96)
Flexible Income Subaccount ...........................                 4.79                10.47
International Growth Subaccount ......................                 0.91               (25.61)
Worldwide Growth Subaccount ..........................                 0.89               (25.60)
Capital Appreciation Subaccount ......................                 0.58               (15.72)
Strategic Value Subaccount ...........................                 0.00               (23.43)
Lord Abbett Series
Mid-Cap Value Subaccount (2) .........................                 1.43 (^)           (12.20)
MFS Variable Insurance Trust
New Discovery Series Subaccount (6) ..................                 0.00 (^)           (20.20)
Total Return Series Subaccount (8) ...................                 0.00 (^)            (5.90)
Utilities Series Subaccount (9) ......................                 0.00 (^)            (8.70)
PIMCO Variable Insurance Trust
Real Return Subaccount (1) ...........................                 4.06 (^)            11.00

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
T. Rowe Price
Equity Income Bond Subaccount ........................            3,174,874      $         10.52      $        33,389
Prime Reserve Subaccount .............................              193,185                11.70                2,261
International Stock Subaccount .......................              259,035                 7.34                1,901
Limited Term Bond Subaccount .........................               78,307                12.57                  984
New America Growth Subaccount ........................               61,408                 7.17                  440
Personal Strategy Balanced Subaccount ................              101,724                10.71                1,090
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .............................               28,046                 5.80                  163
Core Plus Fixed Income Subaccount ....................              450,614                13.09                5,896
Value Subaccount .....................................               27,092                 9.59                  260
Emerging Markets Debt Subaccount (4) .................               14,020                10.31                  145
Global Value Equity Subaccount (5) ...................                1,650                 7.91                   13
Real Estate Subaccount (6) ...........................               81,262                 9.14                  743
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...............................               16,454                 9.69                  159
Worldwide Bond Subaccount ............................                8,281                12.05                  100
Worldwide Emerging Markets Subaccount ................               13,490                 5.15                   69

                                                                    For the period ended
                                                                      December 31, 2002
                                                            ------------------------------------
                                                               Investment
                                                                 Income
                                                                 Ratio*           Total Return**
                                                            ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
T. Rowe Price
Equity Income Bond Subaccount ........................                 2.39%              (13.13)%
Prime Reserve Subaccount .............................                 1.37                 1.47
International Stock Subaccount .......................                 1.18               (18.26)
Limited Term Bond Subaccount .........................                 4.51                 5.45
New America Growth Subaccount ........................                 0.00               (28.30)
Personal Strategy Balanced Subaccount ................                 2.40                (7.83)
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .............................                 0.10               (27.86)
Core Plus Fixed Income Subaccount ....................                 3.89                 7.38
Value Subaccount .....................................                 1.10               (22.16)
Emerging Markets Debt Subaccount (4) .................                21.52 (^)             3.10
Global Value Equity Subaccount (5) ...................                 9.09 (^)           (20.90)
Real Estate Subaccount (6) ...........................                11.14 (^)            (8.60)
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...............................                 0.41                (2.81)
Worldwide Bond Subaccount ............................                 0.00                21.72
Worldwide Emerging Markets Subaccount ................                 0.21                (2.83)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

   (^)  Annualized

   (1) For the period July 26, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period July 15, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period August 16, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period August 8, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period September 13, 2002 (commencement of operations) through December 31, 2002.

   (6) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

   (7) For the period November 26, 2002 (commencement of operations) through December 31, 2002.

   (8) For the period September 3, 2002 (commencement of operations) through December 31, 2002.

   (9) For the period October 8, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the year ended December 31, 2001:

                                                                               At December 31, 2001
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
Dreyfus Variable Investment Fund
Appreciation Subaccount ..............................              162,699      $         13.28      $         2,161
Small Company Stock Subaccount .......................               84,950                10.80                  917
Dreyfus
Dreyfus Stock Index Subaccount .......................            3,736,835                12.84               47,986
Dreyfus Socially Responsible Growth Subaccount .......               29,198                 8.26                  241
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................              341,080                10.59                3,613
EQ/Enterprise Small Company Value Subaccount .........               73,925                16.53                1,222
EQ/Enterprise Managed Subaccount .....................               16,988                11.09                  188
EQ/Enterprise International Growth Subaccount ........               15,232                 8.86                  135
EQ/Enterprise High Yield Bond Subaccount .............            2,336,577                11.70               27,344
EQ/Enterprise Small Company Growth Subaccount ........               55,453                10.59                  587
EQ/Enterprise Growth Subaccount ......................               29,036                 8.30                  241
EQAT-MONY Funds
EQ/MONY Money Market Subaccount ......................            2,596,777                12.37               32,110
EQ/MONY Intermediate Term Bond Subaccount ............              329,727                12.52                4,129
EQ/MONY Long Term Bond Subaccount ....................            2,621,046                12.49               32,732
EQ/MONY Government Securities Subaccount .............              252,208                12.47                3,146
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................              152,490                 8.59                1,310
VIP II Contrafund Subaccount .........................              540,827                 8.69                4,701
VIP III Growth Opportunities Subaccount ..............               27,752                 7.09                  197
VIP II Asset Manager Subaccount ......................              549,214                 9.38                5,152
VIP III Growth and Income Subaccount .................            1,108,899                 8.82                9,776
Janus Aspen Series
Aggressive Growth Subaccount .........................              373,628                 4.65                1,739
Flexible Income Subaccount ...........................              559,685                11.46                6,413
International Growth Subaccount ......................              164,542                 7.85                1,291
Worldwide Growth Subaccount ..........................            1,087,638                 7.54                8,197
Capital Appreciation Subaccount ......................              199,382                 6.36                1,268
Strategic Value Subaccount ...........................                  369                 9.26                    3
T. Rowe Price
Equity Income Subaccount .............................              367,716                12.11                4,451
Prime Reserve Subaccount .............................               26,335                11.53                  304
International Stock Subaccount .......................              183,999                 8.98                1,653
Limited Term Subaccount ..............................                2,760                11.92                   33
New America Growth Subaccount ........................               76,446                10.00                  764
Personal Strategy Balanced Subaccount ................              138,027                11.62                1,604
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .............................               52,593                 8.04                  423
Fixed Income Subaccount ..............................              397,278                12.19                4,844
Value Subaccount .....................................               13,722                12.32                  169
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...............................                3,747                 9.97                   37
Worldwide Bond Subaccount ............................                7,936                 9.90                   79
Worldwide Emerging Markets Subaccount ................               20,273                 5.30                  107

                                                                    For the period ended
                                                                      December 31, 2001
                                                            ------------------------------------
                                                               Investment
                                                                 Income
                                                                 Ratio*           Total Return**
                                                            ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
Dreyfus Variable Investment Fund
Appreciation Subaccount ..............................                 0.80%               (9.66)%
Small Company Stock Subaccount .......................                 0.08                (1.55)
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.15               (12.18)
Dreyfus Socially Responsible Growth Subaccount .......                 0.08               (22.59)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00               (18.85)
EQ/Enterprise Small Company Value Subaccount .........                 0.24                 5.35
EQ/Enterprise Managed Subaccount .....................                 1.64               (11.21)
EQ/Enterprise International Growth Subaccount ........                 0.62               (27.79)
EQ/Enterprise High Yield Bond Subaccount .............                 8.87                 5.88
EQ/Enterprise Small Company Growth Subaccount ........                 1.75                (3.82)
EQ/Enterprise Growth Subaccount ......................                 0.27               (12.63)
EQAT-MONY Funds
EQ/MONY Money Market Subaccount ......................                 3.48                 3.86
EQ/MONY Intermediate Term Bond Subaccount ............                 7.16                 8.49
EQ/MONY Long Term Bond Subaccount ....................                 5.01                 6.30
EQ/MONY Government Securities Subaccount .............                 4.61                 6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.06               (17.64)
VIP II Contrafund Subaccount .........................                 0.62               (12.31)
VIP III Growth Opportunities Subaccount ..............                 0.27               (14.37)
VIP II Asset Manager Subaccount ......................                 2.41                (4.09)
VIP III Growth and Income Subaccount .................                 1.36                (8.70)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00               (39.53)
Flexible Income Subaccount ...........................                 5.58                 7.81
International Growth Subaccount ......................                 0.67               (23.19)
Worldwide Growth Subaccount ..........................                 0.73               (22.43)
Capital Appreciation Subaccount ......................                 1.38               (21.68)
Strategic Value Subaccount ...........................                 0.23                (7.86)
T. Rowe Price
Equity Income Subaccount .............................                 1.65                 1.51
Prime Reserve Subaccount .............................                 3.86                 3.97
International Stock Subaccount .......................                 1.78               (22.25)
Limited Term Subaccount ..............................                 5.38                 8.46
New America Growth Subaccount ........................                 0.00               (11.82)
Personal Strategy Balanced Subaccount ................                 3.13                (2.35)
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .............................                 0.13               (15.10)
Fixed Income Subaccount ..............................                 4.53                 9.33
Value Subaccount .....................................                 1.63                 2.07
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...............................                 0.89               (10.34)
Worldwide Bond Subaccount ............................                 4.51                (5.17)
Worldwide Emerging Markets Subaccount ................                 0.00                (1.85)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   ** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

   (^)  Annualized

   (1) For the period July 26, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period July 15, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period August 16, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period August 8, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period September 13, 2002 (commencement of operations) through December 31, 2002.

   (6) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

   (7) For the period November 26, 2002 (commencement of operations) through December 31, 2002.

   (8) For the period September 3, 2002 (commencement of operations) through December 31, 2002.

   (9) For the period October 8, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Survivorship Variable Universal Life
AIM Variable Insurance Funds
Financial Services Subaccount (6) ....................                  859      $          9.01      $             8
Health Sciences Subaccount (2) .......................                    8                 8.23                    0
Alger American Fund
Balanced Subaccount (1) ..............................                1,271                 9.06                   12
Mid Cap Growth Subaccount (2) ........................                  697                 7.37                    5
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...........                  787                 8.38                    7
EQ/Enterprise Growth and Income
Subaccount (4) .......................................                5,383                 7.58                   41
EQ/Enterprise Growth Subaccount (3) ..................               10,335                 7.86                   81
EQ/Enterprise Managed Subaccount (5) .................                6,231                 8.10                   50
EQ/Enterprise Multi-Cap Growth
Subaccount (2) .......................................                    0                 7.02 +                  0
EQ/Enterprise Small Company Growth
Subaccount (3) .......................................                1,909                 7.96                   15
EQ/Enterprise Small Company Value
Subaccount (3) .......................................                9,750                 9.10                   89
EQ/Enterprise Total Return Subaccount (2) ............                1,688                10.60                   18
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (4) .......................................                4,985                10.55                   53
EQ/MONY Long Term Bond Subaccount (9) ................                3,276                11.38                   37
EQ/MONY Money Market Subaccount (10) .................                4,930                10.09                   50
Janus Aspen Series
Capital Appreciation Subaccount (7) ..................                4,248                 8.91                   38
Flexible Income Subaccount (8) .......................                1,313                10.86                   14
International Growth Subaccount (3) ..................                5,936                 7.99                   47
Lord Abbett Series Funds
Bond Debenture Subaccount (8) ........................                  625                10.30                    6
Growth and Income Subaccount (4) .....................                5,939                 8.00                   48
Mid Cap Value Subaccount (2) .........................                  810                 8.42                    7
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (1) ........................                1,556                 6.46                   10
New Discovery Subaccount (1) .........................                  549                 7.44                    4
Total Return Subaccount (1) ..........................                1,311                 9.40                   12
Utilities Subaccount (2) .............................                  690                 8.35                    6
PBHG Insurance
Mid-Cap Value Subaccount (12) ........................                3,496                 8.41                   29
Select Value Subaccount (1) ..........................                  718                 7.77                    6
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................                1,773                12.02                   21
Real Return Subaccount (1) ...........................                5,550                11.54                   64
Stocks Plus Growth and Income Subaccount (7) .........                2,831                 8.55                   24
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (11) ..............                  395                 8.35                    3
U.S. Real Estate Subaccount (8) ......................                1,128                 9.28                   10

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Survivorship Variable Universal Life
AIM Variable Insurance Funds
Financial Services Subaccount (6) ....................                 1.49%(^)             0.35%(^)            (9.90)%
Health Sciences Subaccount (2) .......................                 0.00 (^)             0.35 (^)           (17.70)
Alger American Fund
Balanced Subaccount (1) ..............................                 0.98 (^)             0.35 (^)            (9.40)
Mid Cap Growth Subaccount (2) ........................                 0.00                 0.35 (^)           (26.30)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...........                 2.02 (^)             0.35 (^)           (16.20)
EQ/Enterprise Growth and Income
Subaccount (4) .......................................                 1.63 (^)             0.35 (^)           (24.20)
EQ/Enterprise Growth Subaccount (3) ..................                 0.47 (^)             0.35 (^)           (21.40)
EQ/Enterprise Managed Subaccount (5) .................                 1.54 (^)             0.35 (^)           (19.00)
EQ/Enterprise Multi-Cap Growth
Subaccount (2) .......................................                 0.00 (^)             0.35 (^)           (29.80)
EQ/Enterprise Small Company Growth
Subaccount (3) .......................................                 0.00 (^)             0.35 (^)           (20.40)
EQ/Enterprise Small Company Value
Subaccount (3) .......................................                 0.38 (^)             0.35 (^)            (9.00)
EQ/Enterprise Total Return Subaccount (2) ............                 3.52 (^)             0.35 (^)             6.00
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (4) .......................................                 0.15 (^)             0.35 (^)             5.50
EQ/MONY Long Term Bond Subaccount (9) ................                 0.00                 0.35                13.80
EQ/MONY Money Market Subaccount (10) .................                 1.48 (^)             0.35 (^)             0.90
Janus Aspen Series
Capital Appreciation Subaccount (7) ..................                 0.38 (^)             0.35 (^)           (10.90)
Flexible Income Subaccount (8) .......................                 5.45 (^)             0.35 (^)             8.60
International Growth Subaccount (3) ..................                 1.07 (^)             0.35 (^)           (20.10)
Lord Abbett Series Funds
Bond Debenture Subaccount (8) ........................                 4.10 (^)             0.35 (^)             3.00
Growth and Income Subaccount (4) .....................                 1.65 (^)             0.35 (^)           (20.00)
Mid Cap Value Subaccount (2) .........................                 1.48 (^)             0.35 (^)           (15.80)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (1) ........................                 0.00                 0.35 (^)           (35.40)
New Discovery Subaccount (1) .........................                 0.00                 0.35 (^)           (25.60)
Total Return Subaccount (1) ..........................                 0.84 (^)             0.35 (^)            (6.00)
Utilities Subaccount (2) .............................                 0.64 (^)             0.35 (^)           (16.50)
PBHG Insurance
Mid-Cap Value Subaccount (12) ........................                 0.00                 0.35 (^)           (15.90)
Select Value Subaccount (1) ..........................                 1.75 (^)             0.35 (^)           (22.30)
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................                 2.69 (^)             0.35 (^)            20.20
Real Return Subaccount (1) ...........................                 4.10 (^)             0.35 (^)            15.40
Stocks Plus Growth and Income Subaccount (7) .........                 3.75 (^)             0.35 (^)           (14.50)
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (11) ..............                 0.00                 0.35 (^)           (16.50)
U.S. Real Estate Subaccount (8) ......................                 9.65 (^)             0.35 (^)            (7.20)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period February 26, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period April 12, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period February 25, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period April 3, 2002 (commencement of operations) through December 31, 2002.

   (6) For the period June 25, 2002 (commencement of operations) through December 31, 2002.

   (7) For the period May 10, 2002 (commencement of operations) through December 31, 2002.

   (8) For the period May 16, 2002 (commencement of operations) through December 31, 2002.

   (9) For the period April 4, 2002 (commencement of operations) through December 31, 2002.

   (10) For the period March 7, 2002 (commencement of operations) through December 31, 2002.

   (11) For the period June 7, 2002 (commencement of operations) through December 31, 2002.

   (12) For the period May 6, 2002 (commencement of operations) through December 31, 2002.

   +    Net asset value immediately prior to redemption.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Variable Universal Life
AIM Variable Insurance Funds
Financial Services Subaccount (4) ....................                7,222      $          8.73      $            63
Health Sciences Subaccount (4) .......................               14,402                 8.13                  117
Telecommunications Subaccount (1) ....................                4,150                 6.18                   26
Alger American Fund
Balanced Subaccount (1) ..............................               32,154                 9.11                  293
Mid Cap Subaccount (1) ...............................               25,451                 7.83                  199
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........               19,719                 8.80                  173
EQ/Enterprise Growth and Income
Subaccount (2) .......................................               70,132                 8.02                  562
EQ/Enterprise Growth Subaccount (2) ..................              144,475                 8.04                1,161
EQ/Enterprise Global Socially Responsive
Subaccount (3) .......................................                5,635                 8.78                   49
EQ/Enterprise Managed Subaccount (2) .................               51,947                 8.42                  438
EQ/Enterprise Multi-Cap Growth
Subaccount (4) .......................................               17,257                 7.04                  122
EQ/Enterprise Small Company Growth
Subaccount (2) .......................................               74,685                 8.00                  598
EQ/Enterprise Small Company Value Subaccount
(2) ..................................................              138,327                 9.46                1,309
EQ/Enterprise Total Return Subaccount (1) ............               46,324                10.66                  494
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (1) .......................................               81,889                10.55                  864
EQ/MONY Long Term Bond Subaccount (1) ................               39,385                11.24                  443
EQ/MONY Money Market Subaccount (1) ..................              137,399                10.10                1,388
Janus Aspen Series
Capital Appreciation Subaccount (2) ..................               40,324                 8.84                  357
Flexible Income Subaccount (4) .......................               17,236                10.87                  187
International Growth Subaccount (1) ..................               35,612                 8.01                  285
Lord Abbet Series Funds
Bond Debenture Subaccount (1) ........................               17,564                10.74                  189
Growth and Income Subaccount (1) .....................               46,301                 8.51                  394
Mid-Cap Value Subaccount (4) .........................               44,015                 9.39                  414
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ........................               32,344                 6.51                  210
New Discovery Subaccount (1) .........................               20,466                 7.46                  153
Total Return Subaccount (4) ..........................               61,114                 9.62                  588
Utilities Subaccount (1) .............................                4,366                 8.71                   38
PBHG Insurance
Mid Cap Value Subaccount (1) .........................               63,899                 8.79                  562
Select Value Subaccount (4) ..........................               29,564                 8.00                  236
PIMCO Variable Insurance Trust
Global Bond Subaccount (4) ...........................               23,589                11.97                  283
Real Return Subaccount (4) ...........................               70,548                11.60                  819
StocksPlus Growth and Income Subaccount (4) ..........               87,575                 8.41                  737
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...............               11,791                 8.87                  105
Global Value Equity Subaccount (5) ...................                9,235                 8.48                   78
U.S. Real Estate Subaccount (1) ......................               24,599                 9.96                  245

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Variable Universal Life
AIM Variable Insurance Funds
Financial Services Subaccount (4) ....................                 1.49%(^)             0.35%(^)           (12.70)%
Health Sciences Subaccount (4) .......................                 0.00 (^)             0.35 (^)           (18.70)
Telecommunications Subaccount (1) ....................                 0.00 (^)             0.35 (^)           (38.20)
Alger American Fund
Balanced Subaccount (1) ..............................                 1.70 (^)             0.35 (^)            (8.90)
Mid Cap Subaccount (1) ...............................                 0.00 (^)             0.35 (^)           (21.70)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........                 1.99 (^)             0.35 (^)           (12.00)
EQ/Enterprise Growth and Income
Subaccount (2) .......................................                 2.02 (^)             0.35 (^)           (19.80)
EQ/Enterprise Growth Subaccount (2) ..................                 0.67 (^)             0.35 (^)           (19.60)
EQ/Enterprise Global Socially Responsive
Subaccount (3) .......................................                 1.11 (^)             0.35 (^)           (12.20)
EQ/Enterprise Managed Subaccount (2) .................                 1.67 (^)             0.35 (^)           (15.80)
EQ/Enterprise Multi-Cap Growth
Subaccount (4) .......................................                 0.00 (^)             0.35 (^)           (29.60)
EQ/Enterprise Small Company Growth
Subaccount (2) .......................................                 0.00 (^)             0.35 (^)           (20.00)
EQ/Enterprise Small Company Value Subaccount
(2) ..................................................                 0.61 (^)             0.35 (^)            (5.40)
EQ/Enterprise Total Return Subaccount (1) ............                 3.49 (^)             0.35 (^)             6.60
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (1) .......................................                 0.33 (^)             0.35 (^)             5.50
EQ/MONY Long Term Bond Subaccount (1) ................                 0.20 (^)             0.35 (^)            12.40
EQ/MONY Money Market Subaccount (1) ..................                 1.44 (^)             0.35 (^)             1.00
Janus Aspen Series
Capital Appreciation Subaccount (2) ..................                 0.40 (^)             0.35 (^)           (11.60)
Flexible Income Subaccount (4) .......................                 5.06 (^)             0.35 (^)             8.70
International Growth Subaccount (1) ..................                 1.05 (^)             0.35 (^)           (19.90)
Lord Abbet Series Funds
Bond Debenture Subaccount (1) ........................                 4.25 (^)             0.35 (^)             7.40
Growth and Income Subaccount (1) .....................                 1.40 (^)             0.35 (^)           (14.90)
Mid-Cap Value Subaccount (4) .........................                 1.43 (^)             0.35 (^)            (6.10)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ........................                 0.00 (^)             0.35 (^)           (34.90)
New Discovery Subaccount (1) .........................                 0.00 (^)             0.35 (^)           (25.40)
Total Return Subaccount (4) ..........................                 0.49 (^)             0.35 (^)            (3.80)
Utilities Subaccount (1) .............................                 1.37 (^)             0.35 (^)           (12.90)
PBHG Insurance
Mid Cap Value Subaccount (1) .........................                 0.00 (^)             0.35 (^)           (12.10)
Select Value Subaccount (4) ..........................                 1.81 (^)             0.35 (^)           (20.00)
PIMCO Variable Insurance Trust
Global Bond Subaccount (4) ...........................                 2.66 (^)             0.35 (^)            19.70
Real Return Subaccount (4) ...........................                 4.33 (^)             0.35 (^)            16.00
StocksPlus Growth and Income Subaccount (4) ..........                 3.97 (^)             0.35 (^)           (15.90)
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...............                 0.00 (^)             0.35 (^)           (11.30)
Global Value Equity Subaccount (5) ...................                 3.03 (^)             0.35 (^)           (15.20)
U.S. Real Estate Subaccount (1) ......................                 8.24 (^)             0.35 (^)            (0.40)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period February 7, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period February 6, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period February 21, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period February 8, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period February 20, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2004

6. Financial Highlights (Concluded)

                                                                                                          Current Annual
                                                                                                              Charge+
                                                                                                ----------------------------------
Mortality & Expense Risk Charge
Basic charges are assessed through reduction of unit values ................................                            0% to 0.75%

Monthly Expense Charge
The charge applies for the first 4 through 15 years depending on the policy. It is                       Varies based on a
assessed per $1,000 of the specified amount. The charge is assessed through a                      number of factors, including
deduction in fund value ....................................................................    issue age, gender, and risk class.

Sales Charge
It is a percentage of premium paid .........................................................                                 0%-4%

Tax Charge
It is a percentage of premium paid .........................................................
State and local ............................................................................                               0 %-4.0%
DAC Federal Tax charge .....................................................................                            1.25%-1.50%

Cost of Insurance Charge
Cost of Insurance rate times the net amount of risk at the beginning of the policy month.          Varies by gender, age, policy
This charge is assessed through the redemption of units ....................................     duration and underwriting class.

Asset based Charge
The charge is a deduction from account value and will remain level after the
10th certificate year. Charge will vary based on certificate year premium paid distribution costs and characteristics of the group insured under the policy.
(Applicable only to Corporate Sponsored Variable Universal Life) ...............                    1% annually of Policy Value

Administrative Charge--Monthly
Charge based on specific amount of the policy and is assessed through the redemption
of units ...................................................................................                            $ 5-$31.50

Per $1000 ("Face") Specified Amount Charge
This charge is deducted during the specified years and is charged per $1000 of the              Varies with insured's age, gender,
Specified Amount. This charge is assessed through the redemption of unit value .............    smoking status and Specified Amount

Transfer Charge
A charge imposed on Contract holders who make transfers in excess of the number specified
in the contract and assessed through the redemption of units ...............................                            $    0-$25

Optional Rider Charges
These are charges for optional riders elected and are determined in accordance with the specific terms of the relevant rider .......................................................

Partial Surrender Charge
To obtain a part of cash value of your policy without having to surrender the policy in
full and is assessed through the redemption of units .......................................                            $   10-$25

Medical Underwriting Charge
This charge is a deduction from the account value and is a flat monthly fee for applicable policies for the first three policy years.
(Applicable only to Corporate Sponsored Variable Universal Life) ...........................                            $     5.00

Guaranteed Issue Charge
This charge is a deduction from the account value and is a flat monthly fee for the first three policy years on policies that were issued on a guaranteed issue basis.
(Applicable only to Corporate Sponsored Variable Universal Life) ...........................                            $     3.00

Illustration Projection Report Charge
The charge may be deducted upon notification for a report requested in the first policy
anniversary that will project future benefits and values under the policy ..................                            $    0-$25

Surrender charge
The charge is assessed as a redemption of fund units and is imposed upon full surrender of the Policy. It is based on a factor per $1000 of Initial Specified Amount (or on an increase in specified amount). The factors per $1000 vary by issue age, gender and risk class

Sales Fund Charge
It is a percentage of premium paid .........................................................                                 0%-75%

Reinstatement Fee
The charge is deducted at the time policy is reinstated upon notification in advance.
(Applicable only to Corporate Sponsored Variable Universal Life) ...........................                            $      150

Loan interest rate spread
It is the difference between the amount of interest charged on loans and the amount of interest credited to amounts held in the loan account to secure the loan. The charge is
assessed each policy anniversary after the loan is taken, or upon death, surrender,                       Varies 0%-.75%
or lapse, if earlier                                                                               depending on the policy year.

----------
   +    Higher charges may be permitted by the contract.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   INDEX TO FINANCIAL STATEMENTS AND SCHEDULES


Report of Independent Registered Public Accounting Firm -
   Successor period........................................................  F-1
Report of Independent Registered Public Accounting Firm -
   Predecessor periods.....................................................  F-1
Financial Statements:
     Balance Sheets, December 31, 2004 (Successor) and
        December 31, 2003 (Predecessor)....................................  F-2
     Statements of Operations, Six Months Ended
        December 31, 2004 (Successor), Six Months Ended
        June 30, 2004 (Predecessor), and Years Ended
        December 31, 2003 and 2002 (Predecessor)...........................  F-3
     Statements of Shareholder's Equity, Years Ended
        December 31, 2004, 2003 and 2002...................................  F-4
     Statements of Cash Flows, Six Months Ended
        December 31, 2004 (Successor), Six Months Ended
        June 30, 2004 (Predecessor), and Years Ended
        December 31, 2003 and 2002 (Predecessor)...........................  F-5
     Notes to Financial Statements.........................................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheet and the related statement of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (Successor Company) at December 31, 2004, and the results of its operations and its cash flows for the period from July 1, 2004 through December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheet and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (Predecessor Company) at December 31, 2003, and the results of its operations and its cash flows for the period from January 1, 2004 through June 30, 2004 and for each of the years in the two year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004 MONY Life Insurance Company of America changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts, in 2003 changed its method of accounting for embedded derivatives arising from the modified co-insurance arrangement and in 2002 changed its method of accounting for long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                     DECEMBER 31,     DECEMBER 31,
                                                                                         2004             2003
                                                                                    --------------   --------------
                                                                                     (SUCCESSOR)     (PREDECESSOR)
                                                                                            ( IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available-for-sale, at estimated fair value.................    $      1,927.2   $      1,734.0
   Mortgage loans on real estate................................................             373.2            419.6
   Policy loans.................................................................              93.0             86.1
   Real estate held for the production of income................................               1.5              2.2
   Other invested assets........................................................              57.7             16.7
                                                                                    --------------   --------------
          Total investments.....................................................           2,452.6          2,258.6
                                                                                    --------------   --------------
Cash and cash equivalents.......................................................             199.4            180.9
Accrued investment income.......................................................              27.8             29.5
Amounts due from reinsurers.....................................................              75.6             59.6
Deferred policy acquisition costs...............................................              57.3            758.1
Value of business acquired......................................................             354.8              --
Other assets....................................................................               6.6             12.2
Separate Accounts' assets.......................................................           3,732.2          3,504.0
                                                                                    --------------   --------------
TOTAL ASSETS   .................................................................    $      6,906.3   $      6,802.9
                                                                                    ==============   ==============
LIABILITIES
Policyholders' account balances.................................................    $      2,133.2   $      1,962.4
Future policy benefits..........................................................             320.4            186.6
Other policyholders' liabilities................................................              39.1             86.3
Other liabilities...............................................................              59.7            108.7
Note payable to affiliate.......................................................              36.8             39.6
Income taxes payable............................................................              45.2           149.7
Separate Accounts' liabilities..................................................           3,732.2          3,504.0
                                                                                    --------------   --------------
       Total liabilities........................................................           6,366.6          6,037.3
                                                                                    --------------   --------------

Commitments and contingencies (Notes 10, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding...........................................               2.5              2.5
Capital in excess of par value..................................................             495.8            599.7
Retained earnings...............................................................              26.5            139.2
Accumulated other comprehensive income..........................................              14.9             24.2
                                                                                    --------------   --------------
       Total shareholder's equity...............................................             539.7            765.6
                                                                                    --------------   --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY......................................    $      6,906.3   $      6,802.9
                                                                                    ==============   ==============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF OPERATIONS

                                                                    SIX MONTHS       SIX MONTHS          YEAR            YEAR
                                                                       ENDED            ENDED           ENDED           ENDED
                                                                    DECEMBER 31,       JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                        2004            2004             2003            2002
                                                                    ------------    ------------     ------------    ------------
                                                                    (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                            (IN MILLIONS)

REVENUES:
Universal life and investment-type product policy fee income...... $       80.8    $       82.7    $       166.2   $       153.8
Premiums..........................................................         85.0            77.4            141.0           100.6
Net investment income.............................................         62.8            64.3            118.5           107.5
Investment (losses) gains, net....................................         (4.6)           (0.7)            11.8           (10.2)
Other income......................................................         26.7             7.4             17.2             5.7
                                                                    -----------     -----------      -----------     -----------
                                                                          250.7           231.1            454.7           357.4
                                                                    -----------     -----------      -----------     -----------
BENEFITS AND EXPENSES:
Policyholders' benefits...........................................         91.2            80.8            156.8           127.8
Interest credited to policyholders' account balances..............         50.0            54.1             91.5            75.8
Commissions.......................................................         29.6            37.5             73.0            54.8
Amortization of deferred policy acquisition costs.................          5.7            34.7             55.2            81.8
Capitalization of deferred policy acquisition costs ..............        (87.5)          (93.8)          (193.7)         (172.6)
Amortization of value of business acquired........................         16.7             --               --              --
Other operating costs and expenses................................        106.1           143.1            240.7           214.9
                                                                    -----------     -----------      -----------     -----------
                                                                          211.8           256.4            423.5           382.5
                                                                    -----------     -----------      -----------     -----------
Earnings/(loss) from continuing operations
   before income taxes............................................         38.9           (25.3)            31.2           (25.1)
Income tax (expense)/benefit......................................        (12.4)           10.5             (4.9)            8.8
                                                                    -----------     -----------      -----------     -----------
Net earnings/(loss) from continuing operations....................         26.5           (14.8)            26.3           (16.3)
Loss from real estate to be disposed of, net of taxes.............          --              --              (0.1)           (0.8)
Cumulative effect on prior periods of the adoption of
   SOP 03-1, net of taxes.........................................          --              3.8              --              --
                                                                    -----------     -----------      -----------     -----------
Net Earnings/(Loss)...............................................  $      26.5     $     (11.0)     $      26.2     $     (17.1)
                                                                    ===========     ===========      ===========     ===========


                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                                         ACCUMULATED
                                                                              CAPITAL                       OTHER         TOTAL
                                                                 COMMON      IN EXCESS      RETAINED    COMPREHENSIVE SHAREHOLDER'S
                                                                 STOCK         OF PAR       EARNINGS    INCOME/(LOSS)     EQUITY
                                                               -----------   -----------   -----------  ------------- -------------
                                                                                          (IN MILLIONS)
PREDECESSOR BALANCE, DECEMBER 31, 2001.....................    $       2.5   $     349.7   $     130.1    $       4.7   $     487.0
Capital contributions......................................                        150.0                                      150.0
Comprehensive income:
      Net loss.............................................                                      (17.1)                       (17.1)
      Other comprehensive income...........................                                                      20.0          20.0
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive income...........................                                                                     2.9
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, DECEMBER 31, 2002.....................            2.5         499.7         113.0           24.7         639.9
Capital contributions......................................                        100.0                                      100.0
Comprehensive income:
      Net earnings.........................................                                       26.2                         26.2
      Other comprehensive loss.............................                                                      (0.5)         (0.5)
                                                               -----------   -----------   ------------   -----------   ------------
            Comprehensive income...........................                                                                    25.7
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, DECEMBER 31, 2003.....................            2.5         599.7         139.2           24.2         765.6
Comprehensive loss:

      Net loss.............................................                                      (11.0)                       (11.0)
      Other comprehensive loss.............................                                                     (11.4)        (11.4)
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive loss.............................                                                                   (22.4)
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, JUNE 30, 2004.........................            2.5         599.7         128.2           12.8         743.2
Effect of push-down accounting of AXA Financial's purchase
   price on MLOA's net assets..............................            --         (153.0)       (128.2)         (12.8)       (294.0)
                                                               -----------   -----------   ------------   -----------   -----------
SUCCESSOR BALANCE, JULY 1, 2004............................            2.5         446.7           --             --          449.2
Capital contributions......................................                         49.1                                       49.1
Comprehensive income:
      Net earnings.........................................                                       26.5                         26.5
      Other comprehensive income...........................                                                      14.9          14.9
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive income...........................                                                                    43.1
                                                               -----------   -----------   ------------   -----------   -----------
SUCCESSOR BALANCE, DECEMBER 31, 2004.......................    $       2.5   $     495.8   $       26.5   $      14.9   $     539.7
                                                               ===========   ===========   ============   ===========   ===========



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS

                                                                      SIX MONTHS      SIX MONTHS         YEAR            YEAR
                                                                         ENDED           ENDED           ENDED           ENDED
                                                                      DECEMBER 31,      JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2004            2003            2002
                                                                      ------------    ------------    ------------    ------------
                                                                      (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                             (IN MILLIONS)
Net earnings/(loss).................................................  $    26.5       $   (11.0)      $    26.2       $   (17.1)
   Adjustments to reconcile net earnings/(loss) to net cash
    used in operating activities:
     Interest credited to policyholders' account balances...........       46.6            50.5            84.5            72.5
     Universal life and investment-type product policy fee income...      (36.4)          (37.6)          (67.6)          (66.9)
     Change in accrued investment income............................       (3.0)            4.7            (1.7)           (5.5)
     Investment losses/(gains)......................................        4.6             0.7           (17.3)           10.2
     Change in deferred policy acquisition costs and VOBA...........      (63.8)          (60.8)         (138.5)          (90.8)
     Change in future policy benefits...............................       (6.3)           (2.7)            7.0            22.8
     Change in other policyholders liabilities......................        6.4            (1.5)           (2.8)           12.0
     Provision for depreciation and amortization....................        7.9             1.5             0.7            (2.0)
     Cumulative effect of the adoption of SOP 03-1..................        --             (5.9)            --              --
     Loss on discontinued real estate operations....................        --              --              0.1             1.2
     Loss on recapture from reinsurance.............................        6.7             --              --              --
     Other, net.....................................................      (36.8)           49.1            81.7            (8.5)
                                                                      ---------       ---------       ---------       ---------
Net cash used in operating activities...............................      (47.6)          (13.0)          (27.7)          (72.1)
                                                                      ---------       ---------       ---------       ---------
Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.....................................      188.7           431.5           358.7           258.3
      Mortgage loans on real estate.................................       93.8            43.0            80.1            48.6
      Other invested assets.........................................        4.3             0.1             0.3             2.6
   Acquisitions of investments:
      Fixed maturity securities.....................................     (473.1)         (272.4)         (548.5)         (505.6)
      Mortgage loans on real estate.................................      (18.7)          (66.1)         (139.1)         (276.2)
      Other invested assets.........................................       (0.4)           (0.2)           (0.6)           (1.3)
      Policy loans, net.............................................       (3.9)           (3.0)           (6.3)           (8.2)
                                                                      ---------       ---------       ---------       ---------
Net cash (used in)/provided by investing activities.................     (209.3)          132.9          (255.4)         (481.8)
                                                                      ---------       ---------       ---------       ---------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                       SIX MONTHS     SIX MONTHS         YEAR            YEAR
                                                                           ENDED         ENDED           ENDED           ENDED
                                                                       DECEMBER 31,     JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                           2004          2004            2003            2002
                                                                       -----------   -------------   -------------   -------------
                                                                       (SUCCESSOR)   (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                             (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.......................................................        241.2           433.7           872.2           876.8
      Withdrawals and transfers to Separate Accounts.................       (193.5)         (333.5)         (538.8)         (539.9)
   Proceeds of demand note payable to affiliate......................          --              --              --            121.0
   Repayment of demand note payable to affiliate.....................          --              --              --           (121.0)
   Repayment of note to affiliate....................................         (1.4)           (1.4)           (2.6)           (2.4)
   Proceeds received from recapture of reinsurance with USFL.........         10.4             --              --              --
   Capital contribution..............................................          --              --            100.0           150.0
                                                                       -----------   -------------   -------------   -------------
Net cash provided by financing activities............................         56.7            98.8           430.8           484.5
                                                                       -----------   -------------   -------------   -------------
Net (decrease)/increase in cash and cash equivalents.................       (200.2)          218.7           147.7           (69.4)
Cash and cash equivalents, beginning of period.......................        399.6           180.9            33.2           102.6
                                                                       -----------   -------------   -------------   -------------
Cash and Cash Equivalents, End of Period.............................  $     199.4   $       399.6   $       180.9   $        33.2
                                                                       ===========   =============   =============   =============
Supplemental cash flow information:

  Interest Paid......................................................  $       1.3   $         1.3   $         2.8   $         3.0
                                                                       ===========   =============   =============   =============
  Income Taxes Refunded..............................................  $     (48.2)  $         --    $       (27.4)  $       (36.9)
                                                                       ===========   =============   =============   =============
Schedule of non-cash financing activities:
  Capital contribution of Alliance units from MONY Life..............  $      49.1   $         --    $         --    $         --
                                                                       ===========   =============   =============   =============
  Transfer of bonds from USFL due to recapture of
   reinsurance with USFL (Note 11)...................................  $      84.6   $         --    $         --    $         --
                                                                       ===========   =============   =============   =============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("the Holding Company", which together with its consolidated subsidiaries is referred to herein as "AXA Financial").

2.    MERGER OF MONY WITH AXA FINANCIAL

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by the Holding Company was completed and, under the terms of the related merger agreement, the Holding Company paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). AXA Financial is in the process of completing the valuations of a portion of the assets acquired and liabilities assumed; thus, the allocation of the purchase price is subject to refinement. Revisions to the assessments of fair values for Value of Business Acquired ("VOBA"), policyholders reserves, deferred taxes and other assets and liabilities were made in the fourth quarter of 2004. The refinements to the fair values resulted in adjustments, recorded in the fourth quarter of 2004, consisting of changes from initially determined values as of July 1, 2004, as follows:

                                                          ADJUSTMENTS TO FAIR
                                                                 VALUE
                                                            AT JULY 1, 2004
                                                          INCREASE/(DECREASE)
                                                          ---------------------
                                                              (IN MILLIONS)

      ASSETS
      Fixed maturities...................................     $    (1.1)
      Amounts due from reinsurers........................           0.2
      VOBA...............................................         (18.6)
      Other assets.......................................           2.3
                                                              ------------
      TOTAL ASSETS.......................................     $   (17.2)
                                                              ------------

      LIABILITIES
      Future policy benefits and other policyholders'
      liabilities........................................     $    43.1
      Other liabilities..................................          (8.7)
      Income taxes payable...............................         (18.0)
                                                              ------------
      TOTAL LIABILITIES..................................          16.4
                                                              ------------
      DECREASE IN NET ASSETS.............................     $   (33.6)
                                                              ============

      References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), the Holding Company has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated Statements of Earnings and consolidated Cash Flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of earnings and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions.

      The Purchase Adjustments related to VOBA and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. MLOA's Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends which differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

3)    SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      The preparation of the accompanying financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The terms "full year 2003" and "full year 2002" refer to the years ended December 31, 2003 and 2002, respectively.

      Prior to the acquisition of MONY by the Holding Company, MLOA recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the Predecessor's net loss for the six months ended June 30, 2004 by $6.0 million.

      Certain reclassifications have been made in the prior period amounts to conform to the current presentation.

      ACCOUNTING CHANGES

      Effective January 1, 2004, MLOA adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      NEW ACCOUNTING PRONOUNCEMENTS

      On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

      As more fully described in Note 10, MLOA is charged for services including personnel services and employee benefits provided by MONY Life employees, and, effective with the acquisition of MONY, AXA Equitable employees, on MLOA's behalf. MONY Life and AXA Financial elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of AXA Financial's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of AXA Financial's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of AXA Financial currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

      INVESTMENTS

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:
          o Management having the authority to approve the action commits the organization to a plan to sell the property.
          o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
          o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
          o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
          o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

          o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities, and are carried at estimated fair value which equity securities are included in other invested assets.

      Units held in Alliance Capital Management L.P. ("Alliance") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      NET INVESTMENT INCOME, INVESTMENT GAINS (LOSSES), NET AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products.

      RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC AND VOBA

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which is established in accordance with business combination purchase accounting guidance, is based on the present value of future profits embedded in the acquired contracts. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the transaction. Future positive cash flows include investment spreads, and fees and other charges assessed to the contracts for as long as they remain in force, while future negative cash flows include costs to administer the contracts and taxes. Contract balances, from which the cash flows arise, are projected using assumptions for add-on deposits, participant withdrawals, contract surrenders, and investment returns. VOBA is further explicitly adjusted to reflect the cost associated with the capital invested in the business. VOBA will be amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract involved using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.65% net of product weighted average Separate Account fees) and 0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      POLICYHOLDERS' ACCOUNT BALANCES AND FUTURE POLICY BENEFITS

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMBD") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      SEPARATE ACCOUNTS

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the year ended December 31, 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $371.2 million, $628.1 million and $(583.4) million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      OTHER ACCOUNTING POLICIES

      MLOA will file a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the predecessor period. Beginning in the successor period, MLOA will file a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option and other stock-based compensation in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 10 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              ----------------  -----------------  -----------------   ---------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2004
        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     1,716.1     $       34.9       $        2.9       $    1,748.1
            Mortgage-backed...............              36.2              1.0                --                37.2
            U.S. Treasury, government
              and agency securities.......              68.3              1.6                --                69.9
            Foreign governments...........              10.3              0.1                0.1               10.3
            Redeemable preferred stock....              60.2              1.7                0.2               61.7
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale....     $     1,891.1     $       39.3       $        3.2       $    1,927.2
                                              ================= ================== =================  ================

        December 31, 2003
        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     1,321.2     $       79.2       $        2.8       $    1,397.6
            Mortgage-backed...............              51.0              --                 0.8               50.2
            U.S. Treasury, government
              and agency securities.......             248.4              8.0                1.4              255.0
            Foreign governments...........              13.5              0.6                --                14.1
            Redeemable preferred stock....              15.0              2.1                --                17.1
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale....     $     1,649.1     $       89.9       $        5.0       $    1,734.0
                                              ================= ================== =================  ================


        For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity.

        Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $497.4 million and $572.2 million, respectively, had estimated fair values of $505.1 million and $610.0 million, respectively.

        The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less..............................................    $       51.7       $       51.5
        Due in years two through five........................................           531.5              534.8
        Due in years six through ten.........................................           921.1              945.3
        Due after ten years..................................................           290.4              296.7
        Mortgage-backed securities...........................................            36.2               37.2
                                                                                ----------------   -----------------
        Total................................................................    $    1,830.9       $    1,865.5
                                                                                ================   =================


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (59 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period as of December 31, 2004:

                                                    LESS THAN 12 MONTHS
                                               ------------------------------
                                                                   GROSS
                                                  ESTIMATED      UNREALIZED
                                                  FAIR VALUE       LOSSES
                                               ---------------  -------------
         Fixed Maturities:
           Corporate.......................    $       311.3    $      2.9
           Mortgage-backed.................              --            --
           U.S. Treasury,
             government and
             agency securities.............             17.5           --
           Foreign governments.............              6.1           0.1
           Redeemable
             preferred stock...............             44.1           0.2
                                               -------------    -------------
         Total Temporarily
           Impaired Securities ............    $       379.0    $      3.2
                                               =============    =============

      There were no securities in a continuous unrealized loss position for more than a twelve month period at December 31, 2004.

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At

      December 31, 2004, approximately $133.6 million, or 7.3%, of the $1,830.9 million aggregate amortized cost of bonds held by MLOA was considered to be other than investment grade.

      At December 31, 2004, there were no fixed maturities which were non-income producing for the twelve months preceding that date.

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $4.5 million and $11.1 million, respectively.

      At December 31, 2004, MLOA held 1.2 million units in Alliance, an affiliate, with a carrying value of $49.1 million.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0.8 million and $0.0 million at December 31, 2004 and 2003, respectively. There was no gross interest income on these loans included in net investment income for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002. There was no gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002.

      Interest income recognized on impaired mortgage loans totaled $0.1 million, $0.0 million, $0.2 million and $0.3 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, there are no mortgage loans on real estate that had been classified as nonaccrual loans.

      MLOA's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, there was no equity real estate held-for-sale.

      Accumulated depreciation on real estate was $0.0 million and $1.9 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $0.0 million, $0.1 million, $0.2 million and $0.0 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                        SIX MONTHS       SIX MONTHS         Year           Year
                                                          ENDED            ENDED           Ended           Ended
                                                       DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                           2004            2004            2003            2002
                                                       ------------     -----------     ------------    ------------
                                                       (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                              (IN MILLIONS)
 Balances, beginning of period.....................      $    1.7       $       4.4     $       3.7     $       1.4
 Additions charged to income.......................           --                0.3             0.7             2.3
 Deductions for writedowns and asset dispositions..           --               (3.0)            --              --
 Effect of push-down accounting of AXA Financial's
   purchase price of MLOA's net assets.............          1.7               --              --              --
                                                         --------       -----------     -----------     -----------
 Balances, End of Period...........................      $    --        $       --      $       4.4     $       3.7
                                                         ========       ===========     ===========     ===========
 Balances, end of period comprise:
 Mortgage loans on real estate.....................      $    --        $       --      $       4.4     $       3.7
                                                         ========       ===========     ===========     ===========

5)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset as of December 31, 2004, related to the Holding Company's acquisition of MONY:

                                                                              LESS:              LESS:
                                                        GROSS CARRYING     ACCUMULATED        IMPACT OF
                                                            AMOUNT       AMORTIZATION(1)      RECAPTURE(2)        NET
                                                        --------------   ---------------      ------------    -----------
                                                                                    (IN MILLIONS)
   VOBA..............................................    $     416.5     $     (29.6)        $     (32.1)    $     354.8
                                                         ===========     ===========         ===========     ===========

      For the six months ended December 31, 2004, total amortization expense related to VOBA was $16.7 million. VOBA amortization is estimated to range between $36.0 million and $46.0 million annually over the next five years.

      -------------
      (1)   Includes reactivity to unrealized investment gains and losses.
      (2) The impact of recapture shown above relates to the December 31, 2004 recapture by USFL of level premium term insurance contracts previously ceded to MLOA under the modified coinsurance agreement between MLOA and USFL, as described further in Note 11.

6)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                         ------------     ------------    ------------    ------------
                                                         (SUCCESSOR)      (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities.......................................  $      45.8      $      51.8     $      94.1     $      87.3
Mortgage loans on real estate..........................         16.0             16.0            29.6            14.8
Policy loans...........................................          3.0              2.9             5.5             6.3
Other investment income................................          2.1             (0.9)            0.9             3.0
                                                         -----------      -----------     -----------     -----------
 Gross investment income...............................         66.9             69.8           130.1           111.4
Investment expenses....................................         (4.1)            (5.5)          (11.6)           (3.9)
                                                         -----------      -----------     -----------     -----------
Net Investment Income..................................  $      62.8      $      64.3     $     118.5     $     107.5
                                                         ===========      ===========     ===========     ===========

      Investment Gains (Losses), including changes in the valuation allowances, follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                         -----------      ------------    ------------    ------------
                                                         (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities...................................      $    (4.6)       $      (3.4)    $       8.1     $      (7.4)
Mortgage loans on real estate......................              -                2.7             3.5            (2.2)
Other..............................................              -                -               0.2            (0.6)
                                                         ---------        -----------     -----------     -----------
Investment Gains (Losses), Net.....................      $    (4.6)       $      (0.7)    $      11.8     $     (10.2)
                                                         =========        ===========     ===========     ===========

      Writedowns of fixed maturities amounted to $5.1 million, $0.9 million, $8.6 million and $12.5 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002.

      For the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $48.9 million, $363.1 million, $145.3 million and $82.8 million. Gross gains of $2.1 million, $6.9 million, $10.7 million and $4.8 million and gross losses of $1.3 million, $10.0 million, $0.0 million and $1.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002 amounted to $36.1 million, $(41.0) million, $(3.2) million and $69.2 million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                         SIX MONTHS      SIX MONTHS          Year             Year
                                                            ENDED           ENDED            Ended           Ended
                                                         DECEMBER 31,      JUNE 30,       December 31,    December 31,
                                                            2004            2004             2003             2002
                                                         -----------     -----------      -----------     -----------
                                                         (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                  (IN MILLIONS)
Balance, beginning of period...........................  $      12.8    $       24.2     $       24.7     $       4.7
Changes in unrealized investment gains (losses)........         36.1           (41.5)            (2.9)           68.9
Changes in unrealized investment gains (losses)
attributable to:.......................................
   DAC and VOBA........................................        (13.2)           23.9              2.2           (38.1)
   Deferred income taxes...............................         (8.0)            6.2              0.2           (10.8)
Effect of push-down accounting of AXA Financial's
   purchase price on MLOA's net assets.................        (12.8)           --               --              --
                                                         -----------     -----------      -----------     -----------
Balance, end of period.................................  $      14.9     $      12.8      $      24.2     $      24.7
                                                         ===========     ===========      ===========     ===========

Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities.................................  $      36.1     $      43.5      $      84.9     $      87.9
   Amounts of unrealized investment gains (losses)
      attributable:....................................
      DAC and VOBA to..................................        (13.2)          (23.9)           (47.8)          (50.0)
      Deferred income taxes............................         (8.0)           (6.8)           (12.9)          (13.2)
                                                         -----------     -----------      -----------     -----------
Balance, end of period.................................  $      14.9     $      12.8      $      24.2     $      24.7
                                                         ===========     ===========      ===========     ===========

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

7)    OTHER COMPREHENSIVE INCOME (LOSS)

      The components of other comprehensive income (loss) for the past three years follow:

                                                                SIX MONTHS      SIX MONTHS          Year           Year
                                                                   ENDED           ENDED           Ended          Ended
                                                               DECEMBER 31,       JUNE 30,      December 31,     December 31,
                                                                   2004            2004             2003             2002
                                                               -----------     -----------      -----------     -----------
                                                              (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                      (IN MILLIONS)
Net unrealized gains (losses) on investments:
   Net unrealized gains (losses) arising during the period...  $      36.3     $     (41.7)     $      (6.4)    $      72.1
   (Gains) losses reclassified into net earnings during
   the period................................................         (0.2)            0.2              3.5            (3.2)
                                                               -----------     -----------      -----------     -----------
Net unrealized gains (losses) on investments.................         36.1           (41.5)            (2.9)           68.9
Adjustments for DAC and VOBA and deferred income taxes.......        (21.2)           30.1              2.4           (48.9)
                                                               -----------     -----------      -----------     -----------
Total Other Comprehensive Income (Loss)......................  $      14.9     $     (11.4)     $      (0.5)    $      20.0
                                                               ===========     ===========      ===========     ===========


8)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      Variable Annuity Contracts - GMDB and GMIB
      ------------------------------------------

      MLOA issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals); or

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2004:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)
      Balance at December 31, 2003.......................   $        3.5       $        -         $         3.5
        Impact of adoption of SOP 03-1...................           (2.8)               0.1                (2.7)
        Paid guarantee benefits..........................           (3.0)               -                  (3.0)
        Other changes in reserve.........................            3.3                -                   3.3
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004.......................   $        1.0       $        0.1       $         1.1
                                                           ================   =================  =================

      Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                           --------------------
                                                              (IN MILLIONS)
      Balance at December 31, 2003.......................   $        -
        Impact of adoption of SOP 03-1...................            0.3
        Paid guarantee benefits ceded....................           (2.9)
        Other changes in reserve.........................            3.5
                                                           --------------------
      Balance at December 31, 2004.......................   $        0.9
                                                           ====================

      The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN
                                                  OF
                                                PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                               ---------     ----------     ----------      ----------      ----------
                                                                       (DOLLARS IN MILLIONS)
      GMDB:
        Account value (1)..................    $   1,168     $   2,039            N.A.      $    205        $   3,412
        Net amount at risk, gross..........    $      16     $     248            N.A.      $     12        $     276
        Net amount at risk, net of
          amounts reinsured................    $      16     $     231            N.A.      $      0        $     247
        Average attained age of
          contractholders..................         60.7          60.3            N.A.          59.6             60.4
        Percentage of contractholders
          over age 70......................         17.3%         14.2%           N.A.          11.3%            15.4%
        Guaranteed minimum return rates....         N.A.          N.A.            N.A.           5.0%             5.0%

      GMIB:
        Account value (2)..................         N.A.          N.A.       $     205          N.A.        $     205
        Net amount at risk, gross..........         N.A.          N.A.       $       0          N.A.        $       0
        Net amount at risk, net of
          amounts reinsured................         N.A.          N.A.       $       0          N.A.        $       0
        Weighted average years
          remaining until earliest
          annuitization............... ....         N.A.          N.A.             7.3          N.A.              7.3
         Guaranteed minimum return
           rates...........................         N.A.          N.A.             5.0%         N.A.              5.0%

      ----------------------
      (1) Included General Account balances of $215 million, $327 million and $35 million, respectively, for a total of $577 million.
      (2)   Included General Account balances of $35 million.

      For contracts with the GMDB feature, the net amount at risk in the event of death as of December 31, 2004 is the amount by which the GMDB benefits exceeds related account values.

      For contracts with the GMIB feature, the net amount at risk in the event of annuitization as of December 31, 2004 is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

             INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                          DECEMBER 31,       December 31,
                                              2004               2003
                                        ----------------  ------------------
                                          (SUCCESSOR)       (PREDECESSOR)
                                                   (IN MILLIONS)
    GMDB:
       Equity........................    $    2,209        $    2,003
       Fixed income..................           452               413
       Balanced......................            67                67
       Other.........................           108               155
                                        ----------------  ------------------
       Total.........................    $    2,836        $    2,638
                                        ================  ==================

    GMIB:
       Equity........................    $      126        $       72
       Fixed income..................            37                26
       Balanced......................             3                 2
       Other.........................             4                 5
                                        ----------------  ------------------
       Total.........................    $      170        $      105
                                        ================  ==================

    VARIABLE AND INTEREST-SENSITIVE LIFE INSURANCE POLICIES - NO LAPSE GUARANTEE
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2004 MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

9)  INCOME TAXES

    A summary of the income tax expense in the statements of operations follows:

                                     SIX MONTHS      SIX MONTHS          Year            Year
                                       ENDED            ENDED           Ended           Ended
                                    DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                        2004            2004             2003            2002
                                    -----------     -----------      -----------     -----------
                                   (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                            (IN MILLIONS)
Income tax expense (benefit):
    Current (benefit) expense.....  $       0.0     $     (29.3)     $     (30.1)    $     (56.0)
    Deferred expense..............         12.4            18.8             35.0            47.2
                                    -----------     -----------      -----------     -----------
Total.............................  $      12.4     $     (10.5)     $       4.9     $      (8.8)
                                    ===========     ===========      ===========     ===========

        The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        -----------     -----------      -----------     -----------
                                                       (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                (IN MILLIONS)
Tax at statutory rate.................................  $      13.6     $      (8.9)     $      10.9     $      (8.7)
Dividends received deduction..........................         (1.2)           (1.6)            (3.2)           (1.0)
Tax settlements/accrual adjustments...................          -               -               (2.8)            -
Other.................................................          -               -                -               0.9
                                                        -----------     -----------      -----------     -----------
Federal income tax expense (benefit)..................  $      12.4     $     (10.5)     $       4.9     $      (8.8)
                                                        ===========     ===========      ===========     ===========

        The components of the net deferred Federal income taxes are as follows:

                                               DECEMBER 31, 2004                    December 31, 2003
                                        ---------------------------------  ---------------------------------
                                                  (SUCCESSOR)                        (Predecessor)
                                        ---------------------------------  ---------------------------------
                                            ASSETS         LIABILITIES         Assets         Liabilities
                                        ---------------  ----------------  ---------------   ---------------
                                                                   (IN MILLIONS)
Compensation and related benefits......  $       -        $        -        $        0.1      $       -
Reserves and reinsurance...............        227.3               -                65.9              -
DAC....................................         25.6               -                 -              222.6
VOBA...................................          -               124.7               -                -
Investments............................          -               182.1               -               25.3
Tax loss carryforwards.................          9.6               -                 -                -
Goodwill and intangibles...............          -                10.6               -                -
Other..................................          0.2               -                 4.5              -
                                        ---------------  ----------------  ---------------   ---------------
Total..................................  $     262.7      $      317.4      $       70.5      $     247.9
                                        ===============  ================  ===============   ===============

      At December 31, 2004, the Company has a federal tax loss carryforwards in the amount of $27.5 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of the Company's federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of the Company's returns will have no material adverse effect on the Company's results of operations or financial position.

10)   STOCK OPTIONS

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. In the predecessor periods, MONY Life elected to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. On July, 8, 2004, all outstanding stock options were paid out or cancelled upon the completion of the acquisition of MONY by the Holding Company. Based on the definition of an "employee" prescribed in the Internal Revenue Code, MONY Life's career financial professionals did not qualify as employees. The following table reflects the effect on net (loss) earnings of MLOA as if the accounting prescribed by SFAS 123 had been applied by MONY Life to the options granted to employees and outstanding as at June 30, 2004, and December 31, 2003 and 2002:

                                                               SIX MONTHS           Year            Year
                                                                  ENDED            Ended           Ended
                                                                 JUNE 30,       December 31,    December 31,
                                                                  2004              2003            2002
                                                               -----------      -----------     -----------
                                                              (PREDECESSOR)    (PREDECESSOR)    (PREDECESSOR)
                                                                               (IN MILLIONS)
Net (Loss) Earnings as reported...........................     $     (11.0)     $      26.2     $     (17.1)
Less: total stock-based employee compensation expense
determined under fair value method for all awards, net
of income tax.............................................            (1.9)            (2.8)           (2.6)
                                                               -----------      -----------     -----------
Pro Forma Net (Loss) Earnings.............................     $     (12.9)     $      23.4     $     (19.7)
                                                               ===========      ===========     ===========

11)   RELATED PARTY TRANSACTIONS

      MLOA has service agreements with affiliates whereby personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. As a result of such allocations, MLOA incurred expenses of $24.9 million, $46.2 million, $73.8 million and $61.8 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. At December 31, 2004 MLOA had a receivable from affiliates in connection with these service agreements of $2.3 million. At December 31, 2003 MLOA had a payable to MONY Life in connection with this service agreement of $13.6 million.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.5 million, $3.0 million, $6.0 million, and $2.6 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. In addition, MLOA had an intercompany payable of $0.2 million and $1.7 million at December 31, 2004 and December 31, 2003, respectively, related to these agreements.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shares in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimburses USFL for its quota share of expense allowances, as defined in the MODCO agreement. The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                      SIX MONTHS      SIX MONTHS         Year            Year
                                                        ENDED           ENDED           Ended           Ended
                                                     DECEMBER 31,      JUNE 30,      December 31,    December 31,
                                                         2004            2004            2003            2002
                                                     -----------     -----------     -----------     -----------
                                                     (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                            (IN MILLIONS)
REVENUES:
Universal life and investment-type product policy
   fees............................................  $       7.8     $       7.3     $      12.0     $       8.2
Premiums ..........................................         59.2            53.2            88.7            63.9
                                                     -----------     -----------     -----------     -----------
                                                            67.0            60.5           100.7            72.1
                                                     -----------     -----------     -----------     -----------
BENEFITS AND EXPENSES:
Benefits to policyholders..........................         53.2            40.7            69.0            43.8
Interest credited to policyholders' account
   balances........................................          2.6             2.3             3.3             2.1
Amortization of deferred policy acquisition costs..          3.2             8.7            13.8             9.5
Capitalization of deferred policy acquisition
   costs ..........................................        (34.9)          (33.4)          (60.7)          (49.9)
Amortization of value of business acquired.........          2.8            --              --              --
Other operating costs and expenses.................         43.4            44.3            77.4            61.4
                                                     -----------     -----------     -----------     -----------
                                                            70.3            62.6           102.8            66.9
                                                     -----------     -----------     -----------     -----------
(Loss)/earnings from continuing operations before
income taxes.......................................  $      (3.3)    $      (2.1)    $      (2.1)    $       5.2
                                                     ===========     ===========     ===========     ===========

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gain on recapture of reinsurance from USFL of $9.0 million ($5.0 million after federal income tax). The following table presents the impact of the recapture of reinsurance with USFL on MLOA's assets and liabilities:

                                                       DECEMBER 31,
                                                            2004
                                                      --------------
                                                       (IN MILLIONS)

ASSETS
Fixed maturities...................................   $       84.6
Cash and cash equivalents..........................           10.4
Accrued investment income..........................            1.1
Deferred policy acquisition costs..................          (24.3)
VOBA...............................................          (32.1)
Other assets.......................................            6.3
                                                      ------------
TOTAL ASSETS                                          $       46.0
                                                      ------------
LIABILITIES
Future policy benefits.............................   $       34.1
Other liabilities..................................            2.9
Income taxes payable...............................            4.0
                                                      ------------
TOTAL LIABILITIES                                             41.0
                                                      ------------
Net impact of recapture of reinsurance from USFL...   $        5.0
                                                      ============

      The MODCO arrangement with USFL remains in effect for the universal life insurance policies previously assumed and for new level term and universal life business issued on or subsequent to January 1, 2005. At December 31, 2004 and 2003, MLOA recorded a payable of $27.8 million and $17.2 million, respectively, to USFL in connection with this agreement.

      MLOA recognized income (losses) of $7.1 million, $(4.6) million and $5.5 million for the six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively, on the embedded derivative within the MODCO agreement with USFL as prescribed by the accounting provisions of DIG B36, effective for the first fiscal quarter beginning after September 15, 2003. In addition, MLOA had a swap asset of $3.3 million and $5.5 million at December 31, 2004 and 2003, respectively, related to this embedded derivative. MLOA accounts for the embedded derivative as a total return swap.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2004 is $36.8 million.

12)   REINSURANCE

      During the predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      During the successor period, MLOA continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with MLOA reinsuring 65% of each risk up to its $4.0 million retention and 100% of any excess. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $75.6 million and $59.6 million, of which $43.9 million and $33.8 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        -----------     -----------      -----------     -----------
                                                        (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)  (PREDECESSOR)
                                                                                (IN MILLIONS)
Direct premiums.......................................  $      44.8     $      37.7      $      73.2     $      50.9
Reinsurance assumed from USFL.........................         59.2            53.2             88.7            63.9
Reinsurance ceded.....................................        (19.0)          (13.5)           (20.9)          (14.2)
                                                        -----------     -----------      -----------     -----------
Premiums..............................................  $      85.0     $      77.4      $     141.0     $     100.6
                                                        ===========     ===========      ===========     ===========
Universal Life and Investment-type Product Policy
   Fee Income Ceded...................................  $      22.7     $      15.9      $      30.0     $      26.3
                                                        ===========     ===========      ===========     ===========
Policyholders' Benefits Ceded.........................  $      24.0     $      10.8      $      42.6     $      32.2
                                                        ===========     ===========      ===========     ===========


13)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      FAIR VALUE OF FINANCIAL INSTRUMENTS

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 are presented below:

                                                                   DECEMBER 31,
                                        --------------------------------------------------------------------
                                                      2004                               2003
                                        ---------------------------------  ---------------------------------
                                                  (SUCCESSOR)                        (Predecessor)
                                           CARRYING         ESTIMATED         Carrying         Estimated
                                            VALUE          FAIR VALUE          Value           Fair Value
                                        ---------------  ----------------  ---------------   ---------------
                                                                   (IN MILLIONS)
Mortgage loans on real estate..........  $      373.2     $       378.0     $       419.6     $      445.7
Policy loans...........................          93.0             107.9              86.1            103.0
Policyholders liabilities:
   Investment contracts................         977.8             972.2             946.1            921.3
Note payable to affiliate..............          36.8              36.8              39.6             39.6


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $43.1 million in commitments under existing mortgage loan agreements at December 31, 2004.

15)   LITIGATION

      (i)Since 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (NOW KNOWN AS DEFILLIPPO, ET AL. V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE COMPANY OF AMERICA), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. In March 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. In October 1997 the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. In December 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under the New York General Business Law ("GBL")), which was remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York GBL claim, only New York purchasers could proceed with such claims. In July 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision holding that only New York purchasers could assert GBL [Section] 349 claims (New York's Consumer Protection Statute). In September 2002 in light of the New York Court of Appeals' decision, MONY Life and MLOA filed a motion to decertify the class with respect to the sole remaining claim in the case. By orders entered in April and May 2003, the New York State Supreme Court denied preliminarily the motion for decertification, but held the issue of decertification in abeyance pending appeals by plaintiffs in related cases and a hearing on whether the class, or a modified class, could satisfy the requirements of the class action statute in New York. In December 2004, the Appellate Division, First Department unanimously reversed the denial of MONY Life's motion for decertification, and ordered decertification of the class with respect to the sole remaining GBL claim. In March 2005, the Appellate Divsion denied plaintiff's motion for reargument or, alternatively, for leave to appeal that decision to the Court of Appeals.

      With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. While most of the cases before the District Court have been held in abeyance pending the outcome in Goshen, in June 2003, the Court granted plaintiffs in two of the constituent cases (the MCLEAN and SNIPES cases) leave to amend their complaints to delete all class action claims and allegations other than (in the case of MCLEAN) those predicated on alleged violations of the Massachusetts and Illinois consumer protection statutes. In November 2003, the Court in McLean entered an order granting defendants' motion for summary judgment on res judicata grounds as to the individual claims of the proposed class representatives of the putative statewide class comprised of Massachusetts purchasers, but denied the motion on statute of limitations grounds as to the individual claims of the proposed class representatives of the putative state wide class of Illinois purchasers, but denied the motion on statute of limitations grounds as to the individual claims of the proposed class representatives of the putative state wide class of Illinois purchasers. An agreement in principle has been reached to settle the claims of the individual Illinois plaintiffs which, if consummated, will result in the dismissal of their claims under the Illinois consumer protection statue.


      (ii) The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial (AIMA)), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP, INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. MLOA's management does not believe the outcome of this matter will have a material impact on MLOA's financial position or results of operations.

      Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. A stipulation of discontinuance for the NORTH BORDER action was filed with the New York State Supreme Court in November, 2004. MLOA has not been named as a party in the LAUFER action.

      The previously disclosed lawsuit entitled THE MONY GROUP INC. V. HIGHFIELDS CAPITAL MANAGEMENT LP, LONGLEAF PARTNERS SMALL-CAP FUND AND SOUTHEASTERN ASSET MANAGEMENT, has been settled and dismissed without prejudice. MLOA's management does not believe the outcome of this matter will have a material impact on MLOA's financial position or results of operations.

                             -------------------------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of MLOA. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on MLOA's results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      For 2004, 2003 and 2002, MLOA's statutory net loss was $83.4 million, $79.6 million and $91.9 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $250.1 million and $301.0 million at December 31, 2004 and 2003, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2004, 2003 and 2002.

      At December 31, 2004, MLOA, in accordance with various government and state regulations, had $6.2 million of securities deposited with such government or state agencies.

      At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                       THREE MONTHS ENDED
                                            -----------------------------------------------------------------------
                                              MARCH 31,        JUNE 30,(1)       SEPTEMBER 30,     DECEMBER 31,(2)
                                             ------------      -----------       ------------      ---------------
                                            (PREDECESSOR)     (PREDECESSOR)       (SUCCESSOR)         (SUCCESSOR)
                                                                        (IN MILLIONS)
        2004
        Total Revenues....................   $      125.4      $     105.7       $      122.9       $      127.8
                                             ============      ===========       ============       ============
        Earnings (Loss) from Continuing
          Operations......................   $        1.8      $     (16.6)      $       14.0       $       12.5
                                             ============      ===========       ============       ============
        Net Earnings (Loss) ..............   $        5.6      $     (16.6)      $       14.0       $       12.5
                                             ============      ===========       ============       ============

                                                                       Three Months Ended
                                            -----------------------------------------------------------------------
                                              March 31,        June 30,(1)       September 30,     December 31,(2)
                                             ------------      -----------       ------------      ---------------
                                            (PREDECESSOR)     (PREDECESSOR)       (SUCCESSOR)         (SUCCESSOR)
                                                                        (IN MILLIONS)
        2003
        Total Revenues....................   $      100.8      $     117.4       $      114.6       $      122.0
                                             ============      ===========       ============       ============
        (Loss) Earnings from Continuing
          Operations......................   $       (1.4)     $       7.9       $        2.2       $       17.6
                                             ============      ===========       ============       ============
        Net (Loss) Earnings...............   $       (1.4)     $       7.9       $        2.2       $       17.5
                                             ============      ===========       ============       ============

      (1) Results for the three months ended June 30, 2004 include recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the net loss for the period by $6.0 million.

      (2) Results for the three months ended December 31, 2004 include the net gain of $5.0 million recorded from the recapture by USFL of all of the term policies that had previously been assumed by MLOA under its MODCO agreement with USFL (see Note 11).

Appendix A


--------------------------------------------------------------------------------

                         DEATH BENEFIT PERCENTAGE FOR
                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST



                                                                      Applicable
Attained Age                                                          Percentage
------------                                                          ----------
40 and Under..........................................................   150%
41....................................................................   143
42....................................................................   136
43....................................................................   129
44....................................................................   122
45....................................................................   115
46....................................................................   109
47....................................................................   103
48....................................................................    97
49....................................................................    91
50....................................................................    85
51....................................................................    78
52....................................................................    71
53....................................................................    64
54....................................................................    57
55....................................................................    50
56....................................................................    46
57....................................................................    42
58....................................................................    38
59....................................................................    34
60....................................................................    30
61....................................................................    28
62....................................................................    26
63....................................................................    24
64....................................................................    22
65....................................................................    20
66....................................................................    19
67....................................................................    18
68....................................................................    17
69....................................................................    16
70....................................................................    15
71....................................................................    13
72....................................................................    11
73....................................................................     9
74....................................................................     7
75-90.................................................................     5
91....................................................................     4
92....................................................................     3
93....................................................................     2
94-100................................................................     1



                                                                  Appendix A A-1

Appendix B


--------------------------------------------------------------------------------

                        GUARANTEED DEATH BENEFIT RIDER
                Monthly Guarantee Premium for Guaranteed Death
              Benefit Rider with Ten Year/Age 75 Guarantee Period


                                                                    Monthly
                                                               Guarantee Premium
                                                               -----------------
Specified Amount = $200.00

Male age 45 Preferred Nonsmoker
 Death Benefit Option 1.......................................      $257.33

Female age 45 Preferred Nonsmoker
 Death Benefit Option 1.......................................      $214.83

Male age 45 Standard Smoker
 Death Benefit Option 1.......................................      $346.83

Male age 45 Preferred Nonsmoker
 Death Benefit Option 2.......................................      $257.33

Male age 35 Preferred Nonsmoker
 Death Benefit Option 1.......................................      $137.17

Male age 55 Preferred Nonsmoker
 Death Benefit Option 1.......................................      $417.50




B-1 Appendix B

Appendix C


--------------------------------------------------------------------------------

                        GUARANTEED DEATH BENEFIT RIDER
                Monthly Guarantee Premium for Guaranteed Death
                 Benefit Rider with Lifetime Guarantee Period


                                                                    Monthly
                                                               Guarantee Premium
                                                               -----------------

Specified Amount = $200,000

Male age 45 Preferred Nonsmoker
 Death Benefit Option 1.......................................      $295.19

Female age 45 Preferred Nonsmoker
 Death Benefit Option 1.......................................       247.16

Male age 45 Standard Smoker
 Death Benefit Option 1.......................................       398.48

Male age 45 Preferred Nonsmoker
 Death Benefit Option 2.......................................       295.19

Male age 35 Preferred Nonsmoker
 Death Benefit Option 1.......................................       182.22

Male age 55 Preferred Nonsmoker
 Death Benefit Option 1.......................................       502.22


                                                                  Appendix C C-1

NOTICE REGARDING OPTIONAL INSURANCE RIDERS: Optional insurance riders for this policy are subject to availability and certain requirements. The Company can add, delete or modify the optional insurance riders we are making available at any time before they become an effective part of your policy.

                                     PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following papers and documents:

            The Facing Sheet.

            The Prospectus.

            The undertaking to file reports.

            The signatures.

     Written consents of the following persons:

          a.   Opinion and consent of Dodie Kent, Esq., Vice President and
               Counsel

          b. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm

      1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

          (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L (1)

          (2)  Not applicable.

          (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp. (1)

               (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives (1)

               (c)  Commission schedule (with Commission Contract) (2)

               (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. (12)

               (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. (13)

               (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (14)

          (4)  Not applicable.

          (5)  Form of policy (3)

          (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004). (12)

               (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004). (12)

          (7)  Not applicable.

          (8)  (a)  Form of agreement to purchase shares (2)

               (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005. (15)


               (c) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC
      (12)

               (d) Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company (5)

                    (i) Amended Participation Agreement among the Dreyfus
               Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company (1)

               (e) Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America (5)

               (f) Participation Agreement between Janus Aspen Series and MONY Life Insurance Company of America (5)

                    (i)  Form of amendment dated September 1, 2003. (11)

          (9) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America (16)

          (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy (2)

          (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries (6)

      2.  Opinion and consent of Dodie Kent, Esq., Vice President and
          Counsel (9)

      3.  No financial statements have been omitted from the prospectus.

      4.  Not applicable.

      5.  Not applicable.

      6.  Powers of Attorney (16)

          (a) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director

          (b) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director

          (c) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller

          (d) Power of Attorney for Bruce W. Calvert, Director

          (e) Power of Attorney for Henri de Castries, Director

          (f) Power of Attorney for Denis Duverne, Director

          (g) Power of Attorney for John C. Graves, Director

          (h) Power of Attorney for Mary R. (Nina) Henderson, Director

          (i) Power of Attorney for James F. Higgins, Director

          (j) Power of Attorney for W. Edwin Jarmain, Director

          (k) Power of Attorney for Christina Johnson Wolff, Director

          (l) Power of Attorney for Scott D. Miller, Director

          (m) Power of Attorney for Joseph H. Moglia, Director

          (n) Power of Attorney for Peter J. Tobin, Director

      7. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm (9)

------------------

(1) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.
(2) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 33-72596) filed on December 7, 2001.
(3) Incorporated herein by reference to the registration statement on Form S-6 (File No. 33-82570) filed on August 8, 1994.
(4) Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72259) filed on April 18, 2001.
(5) Incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.
(6) Incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form S-6 (File No. 33-82570) filed on February 27, 2002.
(7) Incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.
(8) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.
(9)   Filed herewith.
(10) Incorporated herein by reference to post-effective amendment no. 14 to the registration statement on Form S-6 (File No. 33-82570) filed on May 1, 2003.
(11) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(12) Incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005

(13) Incorporated herein by reference to Exhibit No. 3(i) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(14) Incorporated herein by reference to Exhibit No. 3(j) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(15) Incorporated herein by reference to Exhibit 10.2 to registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

(16) Incorporated herein by reference to registration statement (File No. 333-104162) filed on April 28, 2005.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 28th day of April, 2005.



      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2005.


                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company of America






*By: /s/ Dodie Kent
----------------------------------
Dodie Kent, Attorney-in-Fact
Pursuant to Power of Attorney

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Depositor, has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 28th day of April, 2005.


                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America



         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson Wolff       Stanley B. Tulin
John C. Graves





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 28, 2005

                                  EXHIBIT INDEX


EXHIBIT NO.                                                           TAG VALUES
-----------                                                           ----------

   2            Opinion and consent of Dodie Kent, Esq.,               EX-99.2
                Vice President and Counsel

   7            Consent of PricewaterhouseCoopers LLP,                 EX-99.7
                independent registered public accounting firm